UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-22613

Curian Variable Series Trust
(Exact name of registrant as specified in charter)

7601 Technology Way, Denver, Colorado		80237
(Address of principal executive offices)		(Zip code)

Daniel W. Koors Jackson National Asset Management, LLC 225 West Wacker Drive, Suite 1200 Chicago, Illinois 60606
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(312) 338-5800

Date of fiscal year end:	December 31

Date of reporting period:	January 1, 2013 – March 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Curian Variable Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2013

	Shares	Value
Curian Guidance - Maximize Income Fund (a)
INVESTMENT COMPANIES - 100.0%
Curian Dynamic Risk Advantage - Diversified Fund (5.0%) (b)	1,054	$10,893
Curian/PIMCO Credit Income Fund (30.0%) (b)	1,367	14,480
JNL/Goldman Sachs Emerging Markets Debt Fund (0.2%) (b)	128	1,813
JNL/Invesco Global Real Estate Fund (0.2%) (b)	358	3,717
JNL/PPM America Floating Rate Income Fund (0.2%) (b)	168	1,812
JNL/PPM America High Yield Bond Fund (0.2%) (b)	487	3,631
Total Investment Companies (cost $35,384)		36,346
Total Investments - 100.0% (cost $35,384)		36,346
Other Assets and Liabilities, Net - (0.0%)		(13)
Total Net Assets - 100.0%		$36,333

(a)

The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control. At March 31, 2013, the percentage of shares outstanding of the underlying affiliated fund held is presented parenthetically.

(b)	Investment in affiliate.

Curian Guidance - Balanced Income Fund (a)
INVESTMENT COMPANIES - 100.0%
Curian Dynamic Risk Advantage - Diversified Fund (10.3%) (b)	2,168	$22,411
Curian/Epoch Global Shareholder Yield Fund (48.5%) (b)	1,652	18,836
Curian/FAMCO Flex Core Covered Call Fund (17.4%) (b)	696	7,473
Curian/PIMCO Credit Income Fund (15.4%) (b)	703	7,445
Curian/The Boston Company Equity Income Fund (32.1%) (b)	658	7,859
JNL/Goldman Sachs Emerging Markets Debt Fund (0.2%) (b)	158	2,236
JNL/Invesco Global Real Estate Fund (0.3%) (b)	441	4,578
JNL/PPM America Floating Rate Income Fund (0.3%) (b)	207	2,236
JNL/PPM America High Yield Bond Fund (0.1%) (b)	301	2,240
Total Investment Companies (cost $71,681)		75,314
Total Investments - 100.0% (cost $71,681)		75,314
Other Assets and Liabilities, Net - (0.0%)		(27)
Total Net Assets - 100.0%		$75,287

(a)

The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control. At March 31, 2013, the percentage of shares outstanding of the underlying affiliated fund held is presented parenthetically.

(b)	Investment in affiliate.

Curian Guidance - Equity 100 Fund (a)
INVESTMENT COMPANIES - 100.0%
JNL/Franklin Templeton Small Cap Value Fund (0.1%) (b)	78	$1,065
JNL/Invesco International Growth Fund (0.2%) (b)	120	1,357
JNL/Invesco Small Cap Growth Fund (0.2%) (b)	50	805
JNL/Lazard Emerging Markets Fund (0.1%) (b)	92	1,047
JNL/Mellon Capital Management International Index (0.1%) (b)	103	1,307
JNL/Mellon Capital Management S&P 500 Index Fund (0.2%) (b)	250	3,268
JNL/T. Rowe Price Established Growth Fund (0.1%) (b)	59	1,588
JNL/T. Rowe Price Value Fund (0.1%) (b)	189	2,640
Total Investment Companies (cost $12,667)		13,077
Total Investments - 100.0% (cost $12,667)		13,077
Other Assets and Liabilities, Net - (0.0%)		(4)
Total Net Assets - 100.0%		$13,073

(a)

The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control. At March 31, 2013, the percentage of shares outstanding of the underlying affiliated fund held is presented parenthetically.

(b)	Investment in affiliate.

Curian Guidance - Fixed Income 100 Fund (a)
INVESTMENT COMPANIES - 100.0%
Curian/PIMCO Credit Income Fund (8.9%) (b)	407	$4,313
JNL/Goldman Sachs Emerging Markets Debt Fund (0.1%) (b)	51	719
JNL/JPMorgan U.S. Government & Quality Bond Fund (0.2%) (b)	204	2,873
JNL/Mellon Capital Management Bond Index Fund (0.2%) (b)	236	2,873
JNL/PIMCO Real Return Fund (0.1%) (b)	111	1,436
JNL/PPM America Floating Rate Income Fund (0.2%) (b)	133	1,439
JNL/PPM America High Yield Bond Fund (0.0%) (b)	—	1
JNL/T. Rowe Price Short-Term Bond Fund (0.0%) (b)	72	719
Total Investment Companies (cost $14,365)		14,373
Total Investments - 100.0% (cost $14,365)		14,373
Other Assets and Liabilities, Net - (0.0%)		(4)
Total Net Assets - 100.0%		$14,369

(a)

The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control. At March 31, 2013, the percentage of shares outstanding of the underlying affiliated fund held is presented parenthetically. Percentages equal to or less than 0.5% have been rounded to 0.0%.

(b)	Investment in affiliate.

Curian Guidance - Rising Income Fund (a)
INVESTMENT COMPANIES - 100.0%
Curian Dynamic Risk Advantage - Diversified Fund (3.7%) (b)	775	$8,012
Curian/Epoch Global Shareholder Yield Fund (24.3%) (b)	827	9,425
Curian/FAMCO Flex Core Covered Call Fund (9.3%) (b)	373	4,007

See accompanying Notes to Schedules of Investments.

	Shares	Value
Curian/The Boston Company Equity Income Fund (17.0%) (b)	349	4,164
JNL/Invesco Global Real Estate Fund (0.1%) (b)	130	1,352
Total Investment Companies (cost $25,366)		26,960
Total Investments - 100.0% (cost $25,366)		26,960
Other Assets and Liabilities, Net - (0.0%)		(10)
Total Net Assets - 100.0%		$26,950

(a)

The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control. At March 31, 2013, the percentage of shares outstanding of the underlying affiliated fund held is presented parenthetically.

(b)	Investment in affiliate.

Curian Guidance - Moderate Growth Fund (a)
INVESTMENT COMPANIES - 100.0%
Curian Dynamic Risk Advantage - Aggressive Fund (21.5%) (b)	1,725	$16,438
Curian/DFA U.S. Micro Cap Fund (0.8%) (b)	109	1,227
Curian/Franklin Templeton Frontier Markets Fund (0.9%) (b)	107	1,194
Curian/Neuberger Berman Currency Fund (0.4%) (b)	111	1,096
Curian/Nicholas Convertible Arbitrage Fund (1.0%) (b)	216	2,258
Curian/PineBridge Merger Arbitrage Fund (0.9%) (b)	220	2,236
Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund (0.5%) (b)	217	2,146
Curian/Van Eck International Gold Fund (0.8%) (b)	121	898
JNL/AQR Managed Futures Strategy Fund (0.8%) (b)	452	4,660
JNL/BlackRock Commodity Securities Fund (0.1%) (b)	105	1,133
JNL/Brookfield Global Infrastructure Fund (0.6%) (b)	180	2,426
JNL/Franklin Templeton Global Multisector Bond Fund (1.6%) (b)	1,524	18,466
JNL/Franklin Templeton International Small Cap Growth Fund (0.8%) (b)	265	2,436
JNL/Franklin Templeton Small Cap Value Fund (0.2%) (b)	135	1,843
JNL/Invesco Global Real Estate Fund (0.4%) (b)	575	5,972
JNL/Invesco International Growth Fund (1.5%) (b)	1,027	11,598
JNL/Invesco Small Cap Growth Fund (0.4%) (b)	115	1,856
JNL/JPMorgan MidCap Growth Fund (0.4%) (b)	99	2,424
JNL/Lazard Emerging Markets Fund (0.2%) (b)	298	3,391
JNL/Mellon Capital Management Global Alpha Fund (0.6%) (b)	322	3,295
JNL/PIMCO Real Return Fund (0.1%) (b)	173	2,234
JNL/PPM America Floating Rate Income Fund (0.3%) (b)	210	2,271
JNL/PPM America Mid Cap Value Fund (1.0%) (b)	207	2,512
JNL/Red Rocks Listed Private Equity Fund (0.3%) (b)	240	2,535
JNL/T. Rowe Price Established Growth Fund (0.3%) (b)	349	9,374
JNL/T. Rowe Price Value Fund (0.5%) (b)	710	9,886
Total Investment Companies (cost $110,505)		115,805
Total Investments - 100.0% (cost $110,505)		115,805
Other Assets and Liabilities, Net - (0.0%)		(41)
Total Net Assets - 100.0%		$115,764

(a)

The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control. At March 31, 2013, the percentage of shares outstanding of the underlying affiliated fund held is presented parenthetically.

(b)	Investment in affiliate.

Curian Guidance - Maximum Growth Fund (a)
INVESTMENT COMPANIES - 100.0%
Curian Dynamic Risk Advantage - Aggressive Fund (8.2%) (b)	655	$6,239
Curian/DFA U.S. Micro Cap Fund (0.2%) (b)	31	349
Curian/Franklin Templeton Frontier Markets Fund (0.2%) (b)	31	341
Curian/Franklin Templeton Natural Resources Fund (0.4%) (b)	70	643
Curian/Neuberger Berman Currency Fund (0.1%) (b)	31	312
Curian/Nicholas Convertible Arbitrage Fund (0.3%) (b)	61	643
Curian/PineBridge Merger Arbitrage Fund (0.3%) (b)	63	636
Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund (0.2%) (b)	93	917
Curian/Van Eck International Gold Fund (0.2%) (b)	35	257
JNL/AQR Managed Futures Strategy Fund (0.2%) (b)	129	1,328
JNL/BlackRock Commodity Securities Fund (0.0%) (b)	60	646
JNL/Brookfield Global Infrastructure Fund (0.2%) (b)	51	690
JNL/Franklin Templeton International Small Cap Growth Fund (0.4%) (b)	113	1,039
JNL/Franklin Templeton Small Cap Value Fund (0.1%) (b)	38	524
JNL/Invesco Global Real Estate Fund (0.1%) (b)	164	1,701
JNL/Invesco International Growth Fund (0.5%) (b)	351	3,962
JNL/Invesco Small Cap Growth Fund (0.1%) (b)	33	528
JNL/JPMorgan MidCap Growth Fund (0.2%) (b)	57	1,380
JNL/Lazard Emerging Markets Fund (0.1%) (b)	113	1,291
JNL/Mellon Capital Management Global Alpha Fund (0.2%) (b)	91	937
JNL/PPM America Mid Cap Value Fund (0.6%) (b)	118	1,429
JNL/Red Rocks Listed Private Equity Fund (0.1%) (b)	102	1,082
JNL/T. Rowe Price Established Growth Fund (0.1%) (b)	112	3,004

See accompanying Notes to Schedules of Investments.

	Shares	Value
JNL/T. Rowe Price Value Fund (0.2%) (b)	227	3,161
Total Investment Companies (cost $31,378)		33,039
Total Investments - 100.0% (cost $31,378)		33,039
Other Assets and Liabilities, Net - (0.0%)		(12)
Total Net Assets - 100.0%		$33,027

(a)

The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control. At March 31, 2013, the percentage of shares outstanding of the underlying affiliated fund held is presented parenthetically. Percentages equal to or less than 0.5% have been rounded to 0.0%.

(b)	Investment in affiliate.

Curian Guidance - Tactical Moderate Growth Fund (a)
INVESTMENT COMPANIES - 100.0%
Curian Dynamic Risk Advantage - Diversified Fund (11.2%) (b)	2,374	$24,552
Curian/Franklin Templeton Natural Resources Fund (1.0%) (b)	199	1,822
Curian/Neuberger Berman Currency Fund (0.5%) (b)	119	1,183
Curian/Nicholas Convertible Arbitrage Fund (1.1%) (b)	233	2,435
Curian/PineBridge Merger Arbitrage Fund (0.9%) (b)	238	2,413
Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund (0.8%) (b)	352	3,476
Curian/Van Eck International Gold Fund (0.9%) (b)	132	980
JNL/AQR Managed Futures Strategy Fund (0.9%) (b)	488	5,022
JNL/BlackRock Commodity Securities Fund (0.1%) (b)	171	1,835
JNL/Brookfield Global Infrastructure Fund (0.7%) (b)	194	2,611
JNL/Invesco Global Real Estate Fund (0.4%) (b)	619	6,437
JNL/Mellon Capital Management Bond Index Fund (0.8%) (b)	1,296	15,780
JNL/Mellon Capital Management Emerging Markets Index Fund (0.8%) (b)	374	3,878
JNL/Mellon Capital Management Global Alpha Fund (1.1%) (b)	579	5,931
JNL/Mellon Capital Management International Index Fund (0.5%) (b)	761	9,700
JNL/Mellon Capital Management S&P 400 MidCap Index Fund (1.1%) (b)	762	12,476
JNL/Mellon Capital Management S&P 500 Index Fund (0.8%) (b)	1,165	15,212
JNL/Mellon Capital Management Small Cap Index Fund (0.6%) (b)	478	6,887
JNL/Red Rocks Listed Private Equity Fund (0.4%) (b)	257	2,723
Total Investment Companies (cost $121,140)		125,353
Total Investments - 100.0% (cost $121,140)		125,353
Other Assets and Liabilities, Net - (0.0%)		(44)
Total Net Assets - 100.0%		$125,309

(a)

The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control. At March 31, 2013, the percentage of shares outstanding of the underlying affiliated fund held is presented parenthetically.

(b)	Investment in affiliate.

Curian Guidance - Tactical Maximum Growth Fund (a)
INVESTMENT COMPANIES - 100.0%
Curian Dynamic Risk Advantage - Aggressive Fund (8.1%) (b)	654	$6,229
Curian/Franklin Templeton Natural Resources Fund (0.4%) (b)	70	641
Curian/Neuberger Berman Currency Fund (0.1%) (b)	32	312
Curian/Nicholas Convertible Arbitrage Fund (0.3%) (b)	61	643
Curian/PineBridge Merger Arbitrage Fund (0.3%) (b)	63	636
Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund (0.1%) (b)	62	610
Curian/Van Eck International Gold Fund (0.2%) (b)	34	255
JNL/AQR Managed Futures Strategy Fund (0.2%) (b)	129	1,330
JNL/BlackRock Commodity Securities Fund (0.1%) (b)	90	968
JNL/Brookfield Global Infrastructure Fund (0.2%) (b)	51	692
JNL/Invesco Global Real Estate Fund (0.1%) (b)	164	1,706
JNL/Ivy Asset Strategy Fund (0.7%) (b)	1,295	16,744
JNL/Mellon Capital Management Global Alpha Fund (0.2%) (b)	91	937
JNL/Red Rocks Listed Private Equity Fund (0.1%) (b)	103	1,087
Total Investment Companies (cost $31,273)		32,790
Total Investments - 100.0% (cost $31,273)		32,790
Other Assets and Liabilities, Net - (0.0%)		(12)
Total Net Assets - 100.0%		$32,778

(a)

The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control. At March 31, 2013, the percentage of shares outstanding of the underlying affiliated fund held is presented parenthetically.

(b)	Investment in affiliate.

Curian Guidance - Institutional Alt 65 Fund (a)
INVESTMENT COMPANIES - 100.0%
Curian/DFA U.S. Micro Cap Fund (0.5%) (b)	71	$803
Curian/Franklin Templeton Frontier Markets Fund (0.6%) (b)	70	783
Curian/Franklin Templeton Natural Resources Fund (1.3%) (b)	265	2,431
Curian/Neuberger Berman Currency Fund (1.3%) (b)	333	3,292
Curian/Nicholas Convertible Arbitrage Fund (1.2%) (b)	268	2,804
Curian/PineBridge Merger Arbitrage Fund (1.1%) (b)	273	2,776

See accompanying Notes to Schedules of Investments.

	Shares	Value
Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund (1.3%) (b)	603	5,953
Curian/Van Eck International Gold Fund (1.1%) (b)	157	1,163
JNL/AQR Managed Futures Strategy Fund (1.3%) (b)	770	7,933
JNL/BlackRock Commodity Securities Fund (0.2%) (b)	317	3,406
JNL/Brookfield Global Infrastructure Fund (0.8%) (b)	224	3,015
JNL/Franklin Templeton Global Multisector Bond Fund (0.5%) (b)	436	5,289
JNL/Franklin Templeton International Small Cap Growth Fund (0.3%) (b)	87	799
JNL/Franklin Templeton Small Cap Value Fund (0.1%) (b)	88	1,207
JNL/Goldman Sachs Emerging Markets Debt Fund (0.1%) (b)	53	744
JNL/Invesco Global Real Estate Fund (0.2%) (b)	346	3,598
JNL/Invesco International Growth Fund (0.5%) (b)	370	4,173
JNL/Invesco Small Cap Growth Fund (0.2%) (b)	75	1,215
JNL/Lazard Emerging Markets Fund (0.1%) (b)	98	1,110
JNL/Mellon Capital Management Global Alpha Fund (1.2%) (b)	637	6,519
JNL/PIMCO Real Return Fund (0.1%) (b)	113	1,459
JNL/PPM America Floating Rate Income Fund (0.2%) (b)	137	1,484
JNL/Red Rocks Listed Private Equity Fund (0.7%) (b)	511	5,406
JNL/T. Rowe Price Established Growth Fund (0.1%) (b)	143	3,830
JNL/T. Rowe Price Value Fund (0.2%) (b)	290	4,043
Total Investment Companies (cost $72,002)		75,235
Total Investments - 100.0% (cost $72,002)		75,235
Other Assets and Liabilities, Net - (0.0%)		(27)
Total Net Assets - 100.0%		$75,208

(a)

The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control. At March 31, 2013, the percentage of shares outstanding of the underlying affiliated fund held is presented parenthetically.

(b)	Investment in affiliate.

Curian Guidance - Institutional Alt 100 Fund (a)
INVESTMENT COMPANIES - 100.0%
Curian/Franklin Templeton Natural Resources Fund (5.7%) (b)	1,141	$10,453
Curian/Neuberger Berman Currency Fund (5.8%) (b)	1,454	14,396
Curian/Nicholas Convertible Arbitrage Fund (5.4%) (b)	1,195	12,509
Curian/PineBridge Merger Arbitrage Fund (4.9%) (b)	1,227	12,454
Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund (5.8%) (b)	2,680	26,482
Curian/Van Eck International Gold Fund (5.3%) (b)	763	5,650
JNL/AQR Managed Futures Strategy Fund (5.8%) (b)	3,317	34,161
JNL/BlackRock Commodity Securities Fund (0.9%) (b)	1,367	14,675
JNL/Brookfield Global Infrastructure Fund (3.4%) (b)	988	13,322
JNL/Invesco Global Real Estate Fund (1.0%) (b)	1,475	15,326
JNL/Mellon Capital Management Global Alpha Fund (5.4%) (b)	2,812	28,799
JNL/Red Rocks Listed Private Equity Fund (3.0%) (b)	2,199	23,269
Total Investment Companies (cost $205,085)		211,496
Total Investments - 100.0% (cost $205,085)		211,496
Other Assets and Liabilities, Net - (0.0%)		(75)
Total Net Assets - 100.0%		$211,421

(a)

The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control. At March 31, 2013, the percentage of shares outstanding of the underlying affiliated fund held is presented parenthetically.

(b)	Investment in affiliate.

Curian Tactical Advantage 35 Fund
INVESTMENT COMPANIES - 99.4%
iShares Barclays 7-10 Year Treasury Bond Fund (b)	15	$1,627
iShares Barclays Capital 3-7 Year Treasury Bond Fund	13	1,621
iShares Barclays Capital Intermediate Credit Bond Fund	8	836
iShares Barclays Capital MBS Bond Fund	32	3,480
iShares MSCI EMU Index Fund (b)	20	663
iShares MSCI Japan Index Fund (b)	38	414
iShares MSCI Pacific ex-Japan Index Fund (b)	11	543
iShares MSCI United Kingdom Index Fund (b)	6	111
iShares Russell 1000 Growth Index Fund (b)	30	2,125
iShares Russell 1000 Value Index Fund (b)	34	2,798
iShares Russell 2000 Growth Index Fund (b)	5	529
iShares Russell 2000 Value Index Fund (b)	8	698
PIMCO 1-5 Year U.S. TIPS Index ETF	15	791
PowerShares Emerging Markets Sovereign Debt Portfolio	27	790
Vanguard Intermediate-Term Corporate Bond ETF	31	2,722
Vanguard MSCI Emerging Markets ETF	16	689
Vanguard Total Bond Market ETF	47	3,950
Total Investment Companies (cost $23,931)		24,387

SHORT TERM INVESTMENTS - 25.5%
Investment Company - 1.2%
JNL Money Market Fund, 0.03% (a) (c)	296	296

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Securities Lending Collateral - 24.3%
Repurchase Agreement with CSI, 0.18% (Collateralized by $901 U.S. Treasury Bond Strip, due 11/15/17-11/15/26, value $707 and $7,926 U.S. Treasury Note Strip, due 05/15/14-02/15/41, value $5,381) acquired on 03/28/13, due 04/01/13 at $5,968	$5,968	5,968
Total Short Term Investments (cost $6,264)		6,264
Total Investments - 124.9% (cost $30,195)		30,651
Other Assets and Liabilities, Net - (24.9%)		(6,107)
Total Net Assets - 100.0%		$24,544

†	Par amounts are listed in United States Dollars unless otherwise noted.
(a)	Investment in affiliate.
(b)	All or portion of the security was on loan.
(c)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2013.

Curian Tactical Advantage 60 Fund
INVESTMENT COMPANIES - 99.6%
iShares Barclays 7-10 Year Treasury Bond Fund (b)	14	$1,541
iShares Barclays Capital 3-7 Year Treasury Bond Fund	12	1,538
iShares Barclays Capital Intermediate Credit Bond Fund	8	844
iShares Barclays Capital MBS Bond Fund	31	3,299
iShares MSCI EMU Index Fund (b)	54	1,760
iShares MSCI Japan Index Fund (b)	102	1,096
iShares MSCI Pacific ex-Japan Index Fund	29	1,438
iShares MSCI United Kingdom Index Fund	17	306
iShares Russell 1000 Growth Index Fund	79	5,609
iShares Russell 1000 Value Index Fund (b)	91	7,390
iShares Russell 2000 Growth Index Fund (b)	13	1,399
iShares Russell 2000 Value Index Fund (b)	22	1,839
PIMCO 1-5 Year U.S. TIPS Index ETF	14	749
PowerShares Emerging Markets Sovereign Debt Portfolio	25	749
Vanguard Intermediate-Term Corporate Bond ETF	29	2,529
Vanguard MSCI Emerging Markets ETF	42	1,820
Vanguard Total Bond Market ETF	44	3,716
Total Investment Companies (cost $36,460)		37,622

SHORT TERM INVESTMENTS - 26.1%
Investment Company - 1.8%
JNL Money Market Fund, 0.03% (a) (c)	701	701

Securities Lending Collateral - 24.3%
Repurchase Agreement with CSI, 0.18% (Collateralized by $1,384 U.S. Treasury Bond Strip, due 11/15/17-11/15/26, value $1,086 and $12,177 U.S. Treasury Note Strip, due 05/15/14-02/15/41, value $8,267) acquired on 03/28/13, due 04/01/13 at $9,169	$9,169	9,169
Total Short Term Investments (cost $9,870)		9,870
Total Investments - 125.7% (cost $46,330)		47,492
Other Assets and Liabilities, Net - (25.7%)		(9,722)
Total Net Assets - 100.0%		$37,770

†	Par amounts are listed in United States Dollars unless otherwise noted.
(a)	Investment in affiliate.
(b)	All or portion of the security was on loan.
(c)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2013.

Curian Tactical Advantage 75 Fund
INVESTMENT COMPANIES - 99.8%
iShares Barclays 7-10 Year Treasury Bond Fund (b)	8	$811
iShares Barclays Capital 3-7 Year Treasury Bond Fund	7	809
iShares Barclays Capital Intermediate Credit Bond Fund (b)	4	445
iShares Barclays Capital MBS Bond Fund	16	1,736
iShares MSCI EMU Index Fund (b)	56	1,828
iShares MSCI Japan Index Fund (b)	107	1,153
iShares MSCI Pacific ex-Japan Index Fund (b)	30	1,511
iShares MSCI United Kingdom Index Fund (b)	18	323
iShares Russell 1000 Growth Index Fund	83	5,902
iShares Russell 1000 Value Index Fund (b)	96	7,776
iShares Russell 2000 Growth Index Fund (b)	14	1,472
iShares Russell 2000 Value Index Fund (b)	23	1,937
PIMCO 1-5 Year U.S. TIPS Index ETF	7	396
PowerShares Emerging Markets Sovereign Debt Portfolio	13	389
Vanguard Intermediate-Term Corporate Bond ETF (b)	15	1,330
Vanguard MSCI Emerging Markets ETF	45	1,914
Vanguard Total Bond Market ETF	23	1,958
Total Investment Companies (cost $30,450)		31,690

SHORT TERM INVESTMENTS - 25.0%
Investment Company - 1.3%
JNL Money Market Fund, 0.03% (a) (c)	403	403

Securities Lending Collateral - 23.7%
Repurchase Agreement with CSI, 0.18% (Collateralized by $1,134 U.S. Treasury Bond Strip, due 11/15/17-11/15/26, value $889 and $9,974 U.S. Treasury Note Strip, due 05/15/14-02/15/41, value $6,771) acquired on 03/28/13, due 04/01/13 at $7,511	$7,510	7,510
Total Short Term Investments (cost $7,913)		7,913
Total Investments - 124.8% (cost $38,363)		39,603
Other Assets and Liabilities, Net - (24.8%)		(7,869)
Total Net Assets - 100.0%		$31,734

†	Par amounts are listed in United States Dollars unless otherwise noted.
(a)	Investment in affiliate.
(b)	All or portion of the security was on loan.
(c)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2013.

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Curian Dynamic Risk Advantage - Diversified Fund
INVESTMENT COMPANIES - 7.8%
Alerian MLP ETF	373	$6,611
iShares Barclays 1-3 Year Treasury Bond Fund	1	121
iShares Core Total U.S. Bond Market ETF	33	3,657
iShares JPMorgan USD Emerging Markets Bond Fund	7	829
iShares MSCI ACWI Index Fund	1	71
iShares MSCI Canada Index Fund	33	953
iShares MSCI EAFE Index Fund	—	23
SPDR Barclays High Yield Bond ETF	69	2,823
SPDR S&P 500 ETF Trust - Series 1	—	49
Vanguard MSCI Emerging Markets ETF	1	52
Vanguard REIT ETF	25	1,757
Total Investment Companies (cost $16,682)		16,946

SHORT TERM INVESTMENTS - 89.2%
Federal Home Loan Bank - 9.6%
Federal Home Loan Bank
0.08%, 04/05/13 - 04/24/13 (a)	$4,000	4,000
0.09%, 04/17/13 - 05/10/13 (a)	7,000	7,000
0.12%, 05/17/13 (a)	10,000	9,999
		20,999
Federal Home Loan Mortgage Corp. - 7.3%
Federal Home Loan Mortgage Corp.
0.08%, 04/08/13 - 05/06/13 (a)	11,000	10,999
0.13%, 05/20/13 (a)	3,500	3,500
0.10%, 06/17/13 (a)	1,500	1,500
		15,999
Federal National Mortgage Association - 7.3%
Federal National Mortgage Association
0.09%, 04/03/13 (a)	3,000	3,000
0.10%, 05/08/13 - 06/19/13 (a)	8,000	7,999
0.11%, 05/08/13 (a)	5,000	5,000
		15,999
Investment Company - 16.2%
JNL Money Market Fund, 0.03% (b) (c)	35,461	35,461
Treasury Securities - 48.8%
U.S. Treasury Bill
0.08%, 05/30/13	$47,000	46,995
0.09%, 06/13/13 (d)	59,575	59,568
		106,563
Total Short Term Investments (cost $195,018)		195,021
Total Investments - 97.0% (cost $211,700)		211,967
Other Assets and Liabilities, Net - 3.0%		6,484
Total Net Assets - 100.0%		$218,451

†	Par amounts are listed in United States Dollars unless otherwise noted.
(a)	This security is a direct debt of the agency and not collateralized by mortgages.
(b)	Investment in affiliate.
(c)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2013.
(d)	All or a portion of the security is pledged or segregated as collateral.

See accompanying Notes to Schedules of Investments.

Curian Variable Series Trust (Unaudited)

Schedules of Investments (in thousands, except contracts)

March 31, 2013

Schedule of Open Futures Contracts

	Expiration	Contracts Long	Unrealized Appreciation / (Depreciation)
MSCI Mini EAFE Index Future	June 2013	131	$(27)
MSCI Mini Emerging Markets Index Future	June 2013	72	(78)
S&P 500 E-Mini Index Future	June 2013	172	334
U.S. Treasury Note Future, 2-Year	June 2013	95	8
			$237

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)

AUD/USD	06/19/2013	CCI	AUD	3,107	$3,216	$59
AUD/USD	06/19/2013	CCI	AUD	1,722	1,783	28
AUD/USD	06/19/2013	CCI	AUD	1,687	1,746	18
AUD/USD	06/19/2013	CCI	AUD	3,554	3,678	37
AUD/USD	06/19/2013	CCI	AUD	1,090	1,128	13
AUD/USD	06/19/2013	CCI	AUD	237	245	1
AUD/USD	06/19/2013	CCI	AUD	79	82	—
AUD/USD	06/19/2013	CCI	AUD	237	245	1
AUD/USD	06/19/2013	CCI	AUD	158	163	1
AUD/USD	06/19/2013	CCI	AUD	158	163	1
AUD/USD	06/19/2013	CCI	AUD	189	196	1
AUD/USD	06/19/2013	CCI	AUD	126	131	—
AUD/USD	06/19/2013	CCI	AUD	158	163	1
AUD/USD	06/19/2013	CCI	AUD	595	616	2
AUD/USD	06/19/2013	CCI	AUD	242	250	(2)
AUD/USD	06/19/2013	CCI	AUD	939	972	(1)
CAD/USD	06/19/2013	CCI	CAD	2,525	2,481	29
CAD/USD	06/19/2013	CCI	CAD	1,228	1,207	15
CAD/USD	06/19/2013	CCI	CAD	1,493	1,467	16
CAD/USD	06/19/2013	CCI	CAD	1,846	1,814	18
CAD/USD	06/19/2013	CCI	CAD	1,110	1,091	11
CAD/USD	06/19/2013	CCI	CAD	672	661	9
CAD/USD	06/19/2013	CCI	CAD	399	392	4
CAD/USD	06/19/2013	CCI	CAD	1,581	1,554	12
CAD/USD	06/19/2013	CCI	CAD	8	8	—
CAD/USD	06/19/2013	CCI	CAD	636	625	3
CAD/USD	06/19/2013	CCI	CAD	151	148	1
CAD/USD	06/19/2013	CCI	CAD	317	311	1
CAD/USD	06/19/2013	CCI	CAD	952	935	—
EUR/USD	06/19/2013	CCI	EUR	101	129	(2)
EUR/USD	06/19/2013	CCI	EUR	42	54	(1)
EUR/USD	06/19/2013	CCI	EUR	126	161	(2)
EUR/USD	06/19/2013	CCI	EUR	126	161	(2)
EUR/USD	06/19/2013	CCI	EUR	84	108	(1)
EUR/USD	06/19/2013	CCI	EUR	84	108	(1)
EUR/USD	06/19/2013	CCI	EUR	84	108	(1)
EUR/USD	06/19/2013	CCI	EUR	67	86	(1)
EUR/USD	06/19/2013	CCI	EUR	357	458	(2)
EUR/USD	06/19/2013	CCI	EUR	85	109	—
EUR/USD	06/19/2013	CCI	EUR	4	6	—
JPY/USD	06/19/2013	CCI	JPY	171,992	1,828	35
JPY/USD	06/19/2013	CCI	JPY	1,759	19	—
JPY/USD	06/19/2013	CCI	JPY	2,990	32	—
JPY/USD	06/19/2013	CCI	JPY	3,693	39	—
JPY/USD	06/19/2013	CCI	JPY	2,814	30	—
JPY/USD	06/19/2013	CCI	JPY	5,804	62	—
JPY/USD	06/19/2013	CCI	JPY	1,934	21	—
JPY/USD	06/19/2013	CCI	JPY	3,869	41	—
JPY/USD	06/19/2013	CCI	JPY	5,628	60	—
JPY/USD	06/19/2013	CCI	JPY	3,517	37	—
JPY/USD	06/19/2013	CCI	JPY	3,166	34	—
JPY/USD	06/19/2013	CCI	JPY	23,051	245	1
NZD/USD	06/19/2013	CCI	NZD	1,447	1,204	23
NZD/USD	06/19/2013	CCI	NZD	1,573	1,309	25
NZD/USD	06/19/2013	CCI	NZD	144	120	2
NZD/USD	06/19/2013	CCI	NZD	1,031	858	13
NZD/USD	06/19/2013	CCI	NZD	109	91	—
NZD/USD	06/19/2013	CCI	NZD	104	86	1
NZD/USD	06/19/2013	CCI	NZD	52	43	—
NZD/USD	06/19/2013	CCI	NZD	88	73	—
NZD/USD	06/19/2013	CCI	NZD	57	48	—
NZD/USD	06/19/2013	CCI	NZD	114	95	—
NZD/USD	06/19/2013	CCI	NZD	171	143	1
NZD/USD	06/19/2013	CCI	NZD	83	69	—
NZD/USD	06/19/2013	CCI	NZD	166	138	1
NZD/USD	06/19/2013	CCI	NZD	93	78	—
NZD/USD	06/19/2013	CCI	NZD	465	387	—
SEK/USD	06/19/2013	CCI	SEK	18,257	2,797	(47)
SEK/USD	06/19/2013	CCI	SEK	10,913	1,672	(30)
SEK/USD	06/19/2013	CCI	SEK	14,071	2,156	(35)
SEK/USD	06/19/2013	CCI	SEK	19,580	3,000	(72)
SEK/USD	06/19/2013	CCI	SEK	5,816	891	(20)
SEK/USD	06/19/2013	CCI	SEK	2,300	352	(5)
SEK/USD	06/19/2013	CCI	SEK	2,108	323	(4)
SEK/USD	06/19/2013	CCI	SEK	1,941	297	—
SEK/USD	06/19/2013	CCI	SEK	1,937	297	(1)
SEK/USD	06/19/2013	CCI	SEK	263	40	—
SEK/USD	06/19/2013	CCI	SEK	1,091	167	—
SEK/USD	06/19/2013	CCI	SEK	5,387	825	(2)
SEK/USD	06/19/2013	CCI	SEK	6,171	945	(2)
USD/AUD	06/19/2013	CCI	AUD	(150)	(156)	—
USD/AUD	06/19/2013	CCI	AUD	(73)	(75)	—
USD/AUD	06/19/2013	CCI	AUD	(100)	(104)	—
USD/AUD	06/19/2013	CCI	AUD	(50)	(52)	—
USD/AUD	06/19/2013	CCI	AUD	(91)	(94)	—
USD/AUD	06/19/2013	CCI	AUD	(96)	(99)	—
USD/AUD	06/19/2013	CCI	AUD	(46)	(47)	—
USD/AUD	06/19/2013	CCI	AUD	(82)	(85)	—
USD/AUD	06/19/2013	CCI	AUD	(77)	(80)	—
USD/AUD	06/19/2013	CCI	AUD	(146)	(151)	—
USD/AUD	06/19/2013	CCI	AUD	(120)	(124)	—
USD/AUD	06/19/2013	CCI	AUD	(6)	(7)	—
USD/AUD	06/19/2013	CCI	AUD	(503)	(521)	2
USD/EUR	06/19/2013	CCI	EUR	(1,934)	(2,480)	35
USD/EUR	06/19/2013	CCI	EUR	(1,721)	(2,207)	35
USD/EUR	06/19/2013	CCI	EUR	(1,305)	(1,673)	24
USD/EUR	06/19/2013	CCI	EUR	(2,656)	(3,407)	58
USD/EUR	06/19/2013	CCI	EUR	(1,208)	(1,549)	26

See accompanying Notes to Schedules of Investments.

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)

USD/EUR	06/19/2013	CCI	EUR	(835)	$(1,071)	$10
USD/EUR	06/19/2013	CCI	EUR	(194)	(249)	3
USD/EUR	06/19/2013	CCI	EUR	(890)	(1,142)	12
USD/EUR	06/19/2013	CCI	EUR	(206)	(264)	1
USD/EUR	06/19/2013	CCI	EUR	(32)	(40)	—
USD/EUR	06/19/2013	CCI	EUR	(739)	(948)	(4)
USD/EUR	06/19/2013	CCI	EUR	(131)	(168)	(1)
USD/EUR	06/19/2013	CCI	EUR	(779)	(999)	(4)
USD/GBP	06/19/2013	CCI	GBP	(2,011)	(3,055)	(60)
USD/GBP	06/19/2013	CCI	GBP	(2,148)	(3,263)	(65)
USD/GBP	06/19/2013	CCI	GBP	(1,577)	(2,395)	(45)
USD/GBP	06/19/2013	CCI	GBP	(808)	(1,227)	(24)
USD/GBP	06/19/2013	CCI	GBP	(1,867)	(2,835)	(58)
USD/GBP	06/19/2013	CCI	GBP	(1,878)	(2,852)	(57)
USD/GBP	06/19/2013	CCI	GBP	(1,527)	(2,319)	(42)
USD/GBP	06/19/2013	CCI	GBP	(483)	(734)	(4)
USD/GBP	06/19/2013	CCI	GBP	(56)	(84)	—
USD/GBP	06/19/2013	CCI	GBP	(86)	(130)	—
USD/GBP	06/19/2013	CCI	GBP	(106)	(161)	—
USD/GBP	06/19/2013	CCI	GBP	(166)	(253)	—
USD/GBP	06/19/2013	CCI	GBP	(50)	(77)	—
USD/GBP	06/19/2013	CCI	GBP	(161)	(245)	—
USD/GBP	06/19/2013	CCI	GBP	(101)	(153)	—
USD/GBP	06/19/2013	CCI	GBP	(111)	(169)	—
USD/GBP	06/19/2013	CCI	GBP	(81)	(123)	—
USD/GBP	06/19/2013	CCI	GBP	(91)	(138)	—
USD/GBP	06/19/2013	CCI	GBP	(392)	(595)	(1)
USD/GBP	06/19/2013	CCI	GBP	(1,091)	(1,657)	(10)
USD/NOK	06/19/2013	CCI	NOK	(2,710)	(463)	10
USD/NOK	06/19/2013	CCI	NOK	(1,315)	(224)	—
USD/NOK	06/19/2013	CCI	NOK	(773)	(132)	—
USD/NOK	06/19/2013	CCI	NOK	(1,237)	(211)	—
USD/NOK	06/19/2013	CCI	NOK	(2,552)	(436)	1
USD/NOK	06/19/2013	CCI	NOK	(851)	(145)	—
USD/NOK	06/19/2013	CCI	NOK	(1,624)	(277)	—
USD/NOK	06/19/2013	CCI	NOK	(2,474)	(422)	—
USD/NOK	06/19/2013	CCI	NOK	(1,701)	(290)	—
USD/NOK	06/19/2013	CCI	NOK	(1,547)	(264)	—
USD/NOK	06/19/2013	CCI	NOK	(1,392)	(238)	—
USD/NOK	06/19/2013	CCI	NOK	(2,025)	(346)	—
USD/NZD	06/19/2013	CCI	NZD	(186)	(155)	(3)
USD/NZD	06/19/2013	CCI	NZD	(186)	(155)	(3)
USD/NZD	06/19/2013	CCI	NZD	(124)	(103)	(2)
USD/NZD	06/19/2013	CCI	NZD	(62)	(52)	(1)
USD/NZD	06/19/2013	CCI	NZD	(99)	(83)	(2)
USD/NZD	06/19/2013	CCI	NZD	(124)	(103)	(2)
USD/NZD	06/19/2013	CCI	NZD	(124)	(103)	(2)
USD/NZD	06/19/2013	CCI	NZD	(149)	(124)	(2)
USD/SEK	06/19/2013	CCI	SEK	(1,626)	(249)	3
USD/SEK	06/19/2013	CCI	SEK	(1,084)	(166)	2
USD/SEK	06/19/2013	CCI	SEK	(1,626)	(249)	2
USD/SEK	06/19/2013	CCI	SEK	(867)	(133)	1
USD/SEK	06/19/2013	CCI	SEK	(1,301)	(199)	2
USD/SEK	06/19/2013	CCI	SEK	(542)	(83)	1
USD/SEK	06/19/2013	CCI	SEK	(1,084)	(166)	2
USD/SEK	06/19/2013	CCI	SEK	(1,084)	(166)	2
					$3,917	$(10)

Schedule of Over the Counter Total Return Swap Agreements

Counterparty	Receiving Return of Reference Entity	Rate Paid by Fund	Expiration Date	Notional Amount(1)	Unrealized Appreciation / (Depreciation)
BOA	*Alerian MLP Index	1-month Libor + 0.45%	12/13/2013	$10	$665
BOA	*Alerian MLP Index	1-month Libor + 0.40%	12/13/2013	2	131
BOA	*Alerian MLP Index	1-month Libor + 0.50%	12/13/2013	1	92
BOA	*Alerian MLP Index	1-month Libor + 0.50%,	12/13/2013	1	13
BOA	*iShares Core Total U.S. Bond Market ETF	Federal Funds Effective Rate + 0.15%	12/13/2013	73	37
BOA	*iShares Core Total U.S. Bond Market ETF	Federal Funds Effective Rate + 0.30%	12/13/2013	15	—
BOA	*iShares JPMorgan USD Emerging Markets Bond Fund	1-month Libor - 0.60%	12/13/2013	110	(61)
BOA	*iShares JPMorgan USD Emerging Markets Bond Fund	1-month Libor - 0.40%	12/13/2013	15	(8)
BOA	*SPDR Barclays Capital High Yield Bond ETF	Federal Funds Effective Rate - 0.25%	12/13/2013	75	1
BOA	*Vanguard REIT Index	Federal Funds Effective Rate + 0.40%	12/13/2013	23	8
CGM	*Alerian MLP Index	1-month Libor + 0.89%	12/13/2013	2	110
CGM	*iShares JPMorgan USD Emerging Markets Bond Fund	1-month Libor - 0.55%	12/13/2013	64	(35)
CGM	*SPDR Barclays Capital High Yield Bond ETF	Federal Funds Effective Rate + 0.05%	12/13/2013	45	—
GSI	*Vanguard REIT Index	Federal Funds Effective Rate - 0.05%	12/13/2013	197	122
GSI	*Vanguard REIT Index	Federal Funds Effective Rate + 0.00%	12/13/2013	73	45
GSI	*Vanguard REIT Index	Federal Funds Effective Rate + 0.25%	12/13/2013	25	15
JPM	*iShares Core Total U.S. Bond Market ETF	Federal Funds Effective Rate + 0.10%	12/13/2013	95	48
JPM	*SPDR Barclays Capital High Yield Bond ETF	Federal Funds Effective Rate - 0.25%	12/13/2013	364	4
JPM	*SPDR Barclays Capital High Yield Bond ETF	Federal Funds Effective Rate - 0.20%	12/13/2013	60	1
JPM	*SPDR Barclays Capital High Yield Bond ETF	Federal Funds Effective Rate - 0.12%	12/13/2013	45	—
MSI	*iShares Core Total U.S. Bond Market ETF	Federal Funds Effective Rate + 0.20%	12/13/2013	25	13
MSI	*iShares JPMorgan USD Emerging Markets Bond Fund	1-month Libor - 0.55%	12/13/2013	25	(5)
MSI	*iShares JPMorgan USD Emerging Markets Bond Fund	1-month Libor - 0.55%	12/13/2013	14	(2)
MSI	*SPDR Barclays Capital High Yield Bond ETF	Federal Funds Effective Rate + 0.00%	12/13/2013	40	2

See accompanying Notes to Schedules of Investments.

Counterparty	Receiving Return of Reference Entity	Rate Paid by Fund	Expiration Date	Notional Amount(1)	Unrealized Appreciation / (Depreciation)
MSI	*Vanguard REIT Index	Federal Funds Effective Rate + 0.35%	12/13/2013	$60	$80
					$1,276

(1)Notional amount is stated in USD unless otherwise noted.

* Swap agreement fair valued in good faith in accordance with procedures approved by the Trust’s Board of Trustees.  Fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820 “Fair Value Measurements and Disclosures” based on the applicable valuation inputs.  See FASB ASC Topic 820 note in the Notes to Schedules of Investments.

See accompanying Notes to Schedules of Investments.

Curian Variable Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2013

	Shares/Par †	Value
Curian Dynamic Risk Advantage - Aggressive Fund
INVESTMENT COMPANIES - 0.2%
iShares Barclays 1-3 Year Treasury Bond Fund	—	$13
iShares MSCI EAFE Index Fund	—	24
iShares Russell 2000 Index Fund	—	2
SPDR S&P 500 ETF Trust - Series 1	—	28
Vanguard MSCI Emerging Markets ETF	1	41
Total Investment Companies (cost $101)		108

SENIOR DEBT NOTES - 5.5%
iPath S&P 500 Dynamic VIX ETN (a)	47	1,948
iPath S&P 500 VIX Mid-Term Futures ETN (a)	49	1,055
VelocityShares Daily Inverse VIX Short Term ETN (a)	52	1,216
Total Senior Debt Notes (cost $4,246)		4,219

SHORT TERM INVESTMENTS - 93.8%
Federal Home Loan Bank - 12.4%
Federal Home Loan Bank
0.08%, 04/05/13 (b)	$1,000	1,000
0.09%, 04/17/13 (b)	2,500	2,500
0.13%, 05/17/13 - 05/29/13 (b)	6,000	5,999
		9,499
Federal Home Loan Mortgage Corp. - 9.8%
Federal Home Loan Mortgage Corp.
0.08%, 04/08/13 (b)	2,000	2,000
0.10%, 04/09/13 - 06/17/13 (b)	4,500	4,500
0.14%, 06/24/13 (b)	1,000	1,000
		7,500
Federal National Mortgage Association - 9.8%
Federal National Mortgage Association
0.09%, 04/03/13 - 04/03/13 (b)	4,500	4,500
0.08%, 05/01/13 (b)	2,000	2,000
0.11%, 06/12/13 (b)	1,000	1,000
		7,500
Investment Company - 16.3%
JNL Money Market Fund, 0.03% (c) (d)	12,494	12,494

Treasury Securities - 45.5%
U.S. Treasury Bill
0.08%, 04/18/13	$10,000	10,000
0.08%, 05/30/13	7,500	7,499
0.09%, 06/13/13 (e)	17,289	17,287
		34,786
Total Short Term Investments (cost $71,778)		71,779
Total Investments - 99.5% (cost $76,125)		76,106
Other Assets and Liabilities, Net - 0.5%		378
Total Net Assets - 100.0%		$76,484

†	Par amounts are listed in United States Dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	This security is a direct debt of the agency and not collateralized by mortgages.
(c)	Investment in affiliate.
(d)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2013.
(e)	All or a portion of the security is pledged or segregated as collateral.

See accompanying Notes to Schedules of Investments.

Curian Variable Series Trust (Unaudited)

Schedules of Investments (in thousands, except contracts)

March 31, 2013

Schedule of Open Futures Contracts

	Expiration	Contracts Long	Unrealized Appreciation / (Depreciation)
MSCI Mini EAFE Index Future	June 2013	51	$(18)
MSCI Mini Emerging Markets Index Future	June 2013	73	(98)
Russell 2000 Mini Index Future	June 2013	46	101
S&P 500 E-Mini Index Future	June 2013	57	110
U.S. Treasury Note Future, 2-Year	June 2013	169	14
			$109

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)

AUD/USD	06/19/2013	CCI	AUD	882	$913	$10
BRL/USD	06/19/2013	CCI	BRL	1,775	870	(22)
CAD/USD	06/19/2013	CCI	CAD	929	913	12
CLP/USD	06/19/2013	CCI	CLP	427,607	897	(1)
NOK/USD	06/19/2013	CCI	NOK	5,187	885	(14)
NZD/USD	06/19/2013	CCI	NZD	1,098	914	13
RUB/USD	06/19/2013	CCI	RUB	27,862	884	(7)
ZAR/USD	06/19/2013	CCI	ZAR	8,266	890	3
					$7,166	$(6)

Schedule of Over the Counter Total Return Swap Agreements

Counterparty	Receiving Return of Reference Entity	Rate Paid by Fund	Expiration Date	Notional Amount(1)	Unrealized Appreciation / (Depreciation)
CGM	*iPath S&P 500 Dynamic VIX ETN	Federal Funds Effective Rate + 0.00%	12/13/2013	$53	$(3)
CGM	*iPath S&P 500 Dynamic VIX ETN	Federal Funds Effective Rate + 0.30%	12/13/2013	32	(2)
GSI	*iPath S&P 500 VIX Mid-Term Futures ETN	1-week Libor - 1.70%	12/13/2013	122	9
GSI	*iPath S&P 500 VIX Mid-Term Futures ETN	1-week Libor - 0.90%	12/13/2013	58	4
JPM	*Velocity Shares Daily Inverse VIX Short-Term ETN	1-week Libor - 0.30%	12/13/2013	134	11
					$19

(1)Notional amount is stated in USD unless otherwise noted.

* Swap agreement fair valued in good faith in accordance with procedures approved by the Trust’s Board of Trustees.  Fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820 “Fair Value Measurements and Disclosures” based on the applicable valuation inputs.  See FASB ASC Topic 820 note in the Notes to Schedules of Investments.

See accompanying Notes to Schedules of Investments.

Curian Variable Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2013

	Shares/Par †	Value
Curian Dynamic Risk Advantage - Income Fund
INVESTMENT COMPANIES - 98.3%
iShares Barclays 1-3 Year Treasury Bond Fund	18	$1,488
iShares Barclays Credit Bond Fund	114	12,835
iShares JPMorgan USD Emerging Markets Bond Fund (a)	110	12,893
PIMCO Enhanced Short Maturity ETF (a)	105	10,685
PowerShares Preferred Portfolio (a)	898	13,369
SPDR Barclays High Yield Bond ETF (a)	328	13,492
SPDR Dow Jones Global Real Estate ETF (a)	324	14,353
SPDR S&P Dividend ETF	225	14,871
SPDR S&P International Dividend ETF (a)	278	13,524
Total Investment Companies (cost $104,921)		107,510

SHORT TERM INVESTMENTS - 23.9%
Investment Company - 3.6%
JNL Money Market Fund, 0.03% (b) (c)	3,892	3,892

Securities Lending Collateral - 20.3%
Repurchase Agreement with CSI, 0.18% (Collateralized by $3,345 U.S. Treasury Bond Strip, due 11/15/17-11/15/26, value $2,624 and $29,425 U.S. Treasury Note Strip, due 05/15/14-02/15/41, value $19,976) acquired on 03/28/13, due 04/01/13 at $22,157	$22,157	22,157
Total Short Term Investments (cost $26,049)		26,049
Total Investments - 122.2% (cost $130,970)		133,559
Other Assets and Liabilities, Net - (22.2%)		(24,248)
Total Net Assets - 100.0%		$109,311

†	Par amounts are listed in United States Dollars unless otherwise noted.
(a)	All or portion of the security was on loan.
(b)	Investment in affiliate.
(c)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2013.

	Shares
Curian/American Funds Growth Fund
INVESTMENT COMPANIES - 100.1%
American Funds Insurance Series - Growth Fund - Class 1	235	$15,293
Total Investment Companies (cost $14,219)		15,293
Total Investments - 100.1% (cost $14,219)		15,293
Other Assets and Liabilities, Net - (0.1%)		(9)
Total Net Assets - 100.0%		$15,284

See accompanying Notes to Schedules of Investments.

Curian Variable Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2013

	Shares/Par †	Value
Curian/DFA U.S. Micro Cap Fund
COMMON STOCKS - 99.7%
CONSUMER DISCRETIONARY - 18.3%
1-800-Flowers.com Inc. - Class A (a)	11	$53
Aeropostale Inc. (a)	32	435
AFC Enterprises Inc. (a)	8	281
AH Belo Corp. - Class A	3	16
Ambassadors Group Inc.	1	3
America’s Car-Mart Inc. (a)	2	103
American Public Education Inc. (a) (b)	5	184
Ameristar Casinos Inc.	13	343
Arbitron Inc.	10	465
Arctic Cat Inc. (a)	5	229
Ark Restaurants Corp.	1	12
Asbury Automotive Group Inc. (a)	12	427
Ascent Capital Group Inc. - Class A (a)	4	264
Ballantyne Strong Inc. (a)	2	8
Barnes & Noble Inc. (a) (b)	24	388
Bassett Furniture Industries Inc.	1	12
Bebe Stores Inc.	33	138
Belo Corp. - Class A	28	271
Big 5 Sporting Goods Corp.	6	96
Biglari Holdings Inc. (a)	—	130
Blue Nile Inc. (a) (b)	4	150
Blyth Inc. (b)	7	118
Bob Evans Farms Inc.	9	363
Body Central Corp. (a)	6	60
Bon-Ton Stores Inc.	6	73
Books-A-Million Inc. (a)	1	2
Bravo Brio Restaurant Group Inc. (a)	7	108
Bridgepoint Education Inc. (a) (b)	9	97
Brown Shoe Co. Inc.	13	209
Build-A-Bear Workshop Inc.	2	13
Cache Inc. (a)	2	8
Callaway Golf Co.	28	186
Capella Education Co. (a)	3	78
Career Education Corp. (a)	14	34
Carmike Cinemas Inc. (a)	7	129
Carriage Services Inc.	4	86
Carrol’s Restaurant Group Inc. (a)	6	29
Cato Corp. - Class A	10	241
Cavco Industries Inc. (a)	2	109
CEC Entertainment Inc.	5	165
Central European Media Entertainment Ltd. - Class A (a)	10	41
Cherokee Inc.	1	20
Childrens Place Retail Stores Inc. (a)	1	26
Churchill Downs Inc.	6	429
Citi Trends Inc. (a)	3	31
Cobra Electronics Corp. (a)	1	4
Coldwater Creek Inc. (a) (b)	5	16
Collectors Universe Inc. (b)	2	27
Conn’s Inc. (a) (b)	13	462
Core-Mark Holding Co. Inc.	2	119
Corinthian Colleges Inc. (a) (b)	25	52
Culp Inc.	2	38
Cumulus Media Inc. - Class A (a) (b)	23	76
Delta Apparel Inc. (a)	1	25
Destination Maternity Corp.	4	94
Destination XL Group Inc.	14	70
Digital Generation Inc. (a) (b)	11	70
DineEquity Inc. (a) (b)	6	381
Dover Downs Gaming & Entertainment Inc.	2	3
Drew Industries Inc.	8	287
Education Management Corp. (a)	4	13
Einstein Noah Restaurant Group Inc.	3	43
Entercom Communications Corp. - Class A (a)	2	17
Escalade Inc.	1	7
Ethan Allen Interiors Inc. (b)	11	372
EW Scripps Co. - Class A (a)	17	202
Exide Technologies (a)	17	47
FAB Universal Corp. (a) (b)	1	4
Famous Dave’s Of America Inc. (a)	1	13
Federal-Mogul Corp. (a)	17	104
Fiesta Restaurant Group Inc. (a)	9	247
Finish Line Inc. - Class A (b)	12	235
Fisher Communications Inc.	1	36
Flexsteel Industries Inc.	2	39
Fred’s Inc. - Class A	13	174
Frisch’s Restaurants Inc.	1	9
Fuel Systems Solutions Inc. (a)	6	96
Full House Resorts Inc. (a)	3	9
G-III Apparel Group Ltd. (a)	8	317
Geeknet Inc. (a)	—	7
Gentherm Inc. (a)	9	148
Gordman’s Stores Inc. (a)	5	62
Grand Canyon Education Inc. (a) (b)	13	331
Gray Television Inc.	9	42
Harte-Hanks Inc.	19	147
Haverty Furniture Cos. Inc.	4	92
Helen of Troy Ltd. (a)	7	287
hhgregg Inc. (a) (b)	10	113
Hooker Furniture Corp.	2	37
Hot Topic Inc.	17	233
Interval Leisure Group Inc. (b)	17	363
iRobot Corp. (a) (b)	11	280
Isle of Capri Casinos Inc. (a)	7	45
ITT Educational Services Inc. (a) (b)	5	66
Johnson Outdoors Inc. - Class A (a)	—	8
Jos. A. Bank Clothiers Inc. (b)	2	68
Journal Communications Inc. - Class A (a)	13	86
K-Swiss Inc. - Class A	—	—
K12 Inc. (a) (b)	10	247
KB Home (b)	14	300
Kirkland’s Inc. (a)	3	38
Kona Grill Inc. (a)	1	14
Krispy Kreme Doughnuts Inc. (a)	21	300
La-Z-Boy Inc.	16	306
Leapfrog Enterprises Inc. - Class A (a) (b)	23	198
Lifetime Brands Inc.	2	23
LIN Television Corp. - Class A (a)	12	133
Lincoln Educational Services Corp.	5	31
Lithia Motors Inc. - Class A	9	410
Luby’s Inc. (a)	3	21
M/I Homes Inc. (a)	8	204
Mac-Gray Corp.	2	32
Maidenform Brands Inc. (a)	9	164
Marine Products Corp.	2	13
MarineMax Inc. (a)	4	54
Martha Stewart Living Omnimedia Inc. - Class A (a) (b)	6	16
Matthews International Corp. - Class A	10	354
McClatchy Co. - Class A (a)	12	33
Media General Inc. - Class A (a) (b)	5	30
Modine Manufacturing Co. (a)	9	83
Monarch Casino & Resort Inc. (a)	2	16
Monro Muffler Brake Inc. (b)	6	230
Motorcar Parts of America Inc. (b)	3	17
Movado Group Inc.	7	248
Nathan’s Famous Inc. (a)	1	48
National American University Holdings Inc.	2	6
National CineMedia Inc.	17	275
Nautilus Inc. (a)	8	56
New York & Co. Inc. (a)	13	55

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Nexstar Broadcasting Group Inc. - Class A (a)	3	62
NutriSystem Inc.	5	41
Office Depot Inc. (a)	64	250
OfficeMax Inc.	34	397
Orbitz Worldwide Inc. (a) (b)	14	80
Orient-Express Hotels Ltd. - Class A (a)	1	10
Outdoor Channel Holdings Inc.	1	5
Oxford Industries Inc.	7	348
Pacific Sunwear of California Inc. (b)	17	36
Pep Boys-Manny Moe & Jack	14	166
Perry Ellis International Inc.	4	76
PetMed Express Inc. (b)	7	92
Quicksilver Inc. (a)	34	204
RadioShack Corp.	18	59
Red Lion Hotels Corp. (a) (b)	4	31
Red Robin Gourmet Burgers Inc. (a)	6	260
Regis Corp.	20	367
RG Barry Corp.	3	35
Rick’s Cabaret International Inc. (a)	1	9
Rocky Brands Inc. (a)	1	13
Ruby Tuesday Inc. (a)	26	188
Rue21 Inc. (a) (b)	9	277
Ruth’s Hospitality Group Inc. (a)	9	82
Salem Communications Corp. - Class A	2	13
Scientific Games Corp. - Class A (a)	36	313
SHFL Entertainment Inc. (a)	22	362
Shiloh Industries Inc.	—	4
Shoe Carnival Inc.	8	158
Shutterfly Inc. (a)	2	74
Sinclair Broadcast Group Inc. - Class A	21	420
Skechers U.S.A. Inc. - Class A (a)	15	326
Skullcandy Inc. (a) (b)	7	37
Skyline Corp.	3	20
Smith & Wesson Holding Corp. (a) (b)	26	234
Sonic Automotive Inc. - Class A	16	362
Sonic Corp. (a)	23	296
Spartan Motors Inc.	8	40
Speedway Motorsports Inc.	6	101
Stage Stores Inc.	3	83
Standard Motor Products Inc.	8	223
Stanley Furniture Co. Inc.	1	2
Stein Mart Inc.	10	84
Steiner Leisure Ltd. (a)	3	147
Steinway Musical Instruments Inc. (a)	3	70
Stewart Enterprises Inc. - Class A (b)	15	140
Stoneridge Inc. (a)	7	55
Strayer Education Inc. (b)	3	160
Sturm Ruger & Co. Inc. (b)	8	386
Superior Industries International Inc.	7	134
Systemax Inc.	1	8
The Jones Group Inc.	31	400
Tile Shop Holdings Inc. (a)	4	84
Tower International Inc. (a)	1	17
Town Sports International Holdings Inc.	9	82
True Religion Apparel Inc.	10	266
U.S. Auto Parts Network Inc. (a)	3	3
Unifi Inc. (a)	3	61
Universal Electronics Inc. (a)	4	86
Universal Technical Institute Inc.	6	77
Valassis Communications Inc. (b)	15	436
ValueVision Media Inc. - Class A	8	29
Vera Bradley Inc. (a) (b)	8	183
Vitacost.com Inc. (a)	—	3
VOXX International Corp. - Class A (a)	8	88
West Marine Inc. (a)	3	30
Wet Seal Inc. - Class A (a)	24	73
Weyco Group Inc. (b)	2	48
Winmark Corp. (b)	1	89
Winnebago Industries Inc. (a)	12	239
WMS Industries Inc. (a)	21	539
World Wrestling Entertainment Inc. - Class A	7	63
Zagg Inc. (b)	3	20
Zale Corp. (b)	12	46
Zumiez Inc. (a) (b)	12	284
		27,327
CONSUMER STAPLES - 3.5%
Alico Inc. (b)	2	79
Alliance One International Inc. (a)	18	71
Andersons Inc.	6	308
Arden Group Inc. - Class A	1	69
Boulder Brands Inc. (b)	23	208
Cal-Maine Foods Inc.	8	360
Calavo Growers Inc.	2	52
Central European Distribution Corp. (a) (b)	22	7
Central Garden & Pet Co. - Class A (a)	14	113
Chiquita Brands International Inc. (a)	14	109
Coca-Cola Bottling Co.	2	103
Craft Brewers Alliance Inc. (a)	1	9
Dole Food Co. Inc. (a)	18	194
Farmer Bros. Co. (a)	3	48
Griffin Land & Nurseries Inc. - Class A	1	26
Ingles Markets Inc. - Class A	4	76
Inter Parfums Inc.	7	160
Inventure Foods Inc. (a)	3	22
J&J Snack Foods Corp.	3	200
John B. Sanfilippo & Son Inc.	2	32
Lifeway Foods Inc. (b)	—	6
Limoneira Co.	—	3
Medifast Inc. (a)	6	140
MGP Ingredients Inc.	—	1
Nash Finch Co.	3	57
National Beverage Corp.	6	91
Nutraceutical International Corp.	1	12
Oil-Dri Corp. of America	1	17
Omega Protein Corp. (a)	6	65
Orchids Paper Products Co.	2	50
Pantry Inc. (a)	8	105
Post Holdings Inc. (a)	9	382
Prestige Brands Holdings Inc. (a)	19	481
Revlon Inc. - Class A (a)	4	82
Rocky Mountain Chocolate Factory Inc.	2	18
Sanderson Farms Inc.	9	496
Seneca Foods Corp. - Class A (a)	1	35
Spartan Stores Inc.	1	25
Susser Holdings Corp. (a)	8	426
United-Guardian Inc.	—	3
USANA Health Sciences Inc. (a) (b)	4	181
Village Super Market Inc. - Class A	2	81
WD-40 Co.	5	278
		5,281
ENERGY - 6.6%
Adams Resources & Energy Inc.	1	41
Alon USA Energy Inc.	16	301
Amyris Inc. (a) (b)	11	33
Approach Resources Inc. (a) (b)	8	188
Basic Energy Services Inc. (a)	17	228
Bill Barrett Corp. (a)	5	97
Bolt Technology Corp.	2	35
BPZ Resources Inc. (a) (b)	28	63
C&J Energy Services Inc. (a) (b)	20	456
Callon Petroleum Co. (a)	16	58
Carrizo Oil & Gas Inc. (a)	15	384
Clayton Williams Energy Inc. (a)	3	130
Cloud Peak Energy Inc. (a)	3	55

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Comstock Resources Inc. (a)	19	310
Contango Oil & Gas Co.	6	245
Crimson Exploration Inc. (a)	13	37
Crosstex Energy Inc.	13	251
Dawson Geophysical Co. (a)	2	46
DHT Holdings Inc.	1	7
Double Eagle Petroleum Co.	1	6
Endeavour International Corp. (a) (b)	19	55
EPL Oil & Gas Inc. (a)	13	336
Evolution Petroleum Corp. (a)	1	11
FieldPoint Petroleum Corp. (a)	1	2
Forbes Energy Services Ltd. (a)	1	5
Forest Oil Corp. (a)	6	33
Gevo Inc. (a) (b)	7	15
Global Geophysical Services Inc. (a) (b)	2	4
Green Plains Renewable Energy Inc. (a)	6	66
Gulf Island Fabrication Inc.	3	53
Gulfmark Offshore Inc. - Class A	10	404
Harvest Natural Resources Inc. (a) (b)	15	52
Heckmann Corp. (a) (b)	54	232
Hercules Offshore Inc. (a)	62	456
ION Geophysical Corp. (a)	53	363
James River Coal Co. (a) (b)	6	11
Key Energy Services Inc. (a)	47	383
Magnum Hunter Resources Corp. (a) (b)	66	265
Matrix Service Co. (a)	8	121
Miller Energy Resources Inc. (a) (b)	8	29
Mitcham Industries Inc. (a)	4	76
Natural Gas Services Group Inc. (a)	2	47
Newpark Resources Inc. (a)	35	321
Nordic American Tankers Ltd. (b)	21	243
Northern Oil and Gas Inc. (a) (b)	11	161
Overseas Shipholding Group Inc. (a) (b) (c)	12	41
Panhandle Oil and Gas Inc. - Class A	1	40
Parker Drilling Co. (a)	31	134
PDC Energy Inc. (a)	11	528
Penn Virginia Corp.	15	60
PetroQuest Energy Inc. (a)	22	97
PHI Inc. (a)	2	56
Pioneer Energy Services Corp. (a)	25	203
Pyramid Oil Co. (a)	1	3
Rentech Inc.	58	135
Rex Energy Corp. (a)	21	340
RigNet Inc. (a)	2	54
Saratoga Resources Inc. (a) (b)	5	13
Solazyme Inc. (a) (b)	11	89
Stone Energy Corp. (a)	—	—
Swift Energy Co. (a) (b)	17	252
Synergy Resources Corp. (a)	8	53
Tesco Corp. (a)	15	205
Tetra Technologies Inc. (a)	30	303
TGC Industries Inc.	6	58
Triangle Petroleum Corp. (a)	17	111
Uranium Energy Corp. (a) (b)	19	42
VAALCO Energy Inc. (a)	23	174
Verenium Corp. (a)	1	2
Warren Resources Inc. (a)	21	68
Willbros Group Inc. (a)	16	156
		9,932
FINANCIALS - 15.6%
1st Source Corp.	5	108
1st United Bancorp Inc.	5	32
Access National Corp. (b)	3	41
American Equity Investment Life Holding Co.	25	371
American National Bankshares Inc.	1	27
American Safety Insurance Holdings Ltd. (a)	2	42
Ameris Bancorp (a) (b)	4	51
Amerisafe Inc. (a)	5	160
Arrow Financial Corp. (b)	2	61
Artio Global Investors Inc. - Class A	19	51
Asset Acceptance Capital Corp. (a)	1	3
Asta Funding Inc.	2	15
Astoria Financial Corp.	29	287
AV Homes Inc. (a)	2	31
Baldwin & Lyons Inc. - Class B	2	58
BancFirst Corp.	3	145
Bancorp Inc. (a)	7	91
Bank Mutual Corp.	8	47
Bank of Commerce Holdings	1	5
Bank of Kentucky Financial Corp.	1	32
BankFinancial Corp.	4	34
Banner Corp.	7	222
Bar Harbor Bankshares	1	30
BBCN Bancorp Inc.	26	336
Beneficial Mutual Bancorp Inc. (a)	6	57
Berkshire Hills Bancorp Inc.	5	125
BGC Partners Inc. - Class A	6	23
BofI Holding Inc. (a) (b)	3	117
Boston Private Financial Holdings Inc.	26	257
Bridge Bancorp Inc.	1	26
Bridge Capital Holdings (a)	2	27
Brookline Bancorp Inc.	28	254
Bryn Mawr Bank Corp.	2	44
C&F Financial Corp.	1	26
Calamos Asset Management Inc. - Class A	6	68
Camden National Corp.	2	59
Capital City Bank Group Inc. (a) (b)	2	25
Capital Southwest Corp.	1	66
Cardinal Financial Corp.	9	169
Center Bancorp Inc.	3	43
CenterState Banks of Florida Inc.	3	28
Central Pacific Financial Corp. (a)	7	103
Century Bancorp Inc. - Class A	1	23
Chemical Financial Corp.	5	145
Citizens Inc. - Class A (a)	9	77
City Holdings Co.	4	155
Clifton Savings Bancorp Inc.	1	10
CNB Financial Corp.	2	38
CoBiz Financial Inc.	7	60
Columbia Banking System Inc.	12	266
Community Bank System Inc.	8	234
Community Bankers Trust Corp. (a)	1	5
Community Trust Bancorp Inc.	3	108
Consolidated-Tomoka Land Co. (b)	1	35
Consumer Portfolio Services Inc. (a)	2	25
Cowen Group Inc. - Class A (a)	22	62
Crawford & Co. - Class B (b)	5	37
Crawford & Co. - Class A	1	7
CVB Financial Corp.	9	100
DFC Global Corp. (a)	17	286
Diamond Hill Investment Group Inc.	1	53
Dime Community Bancshares Inc.	14	201
Donegal Group Inc. - Class A	4	57
Duff & Phelps Corp. - Class A	16	249
Eastern Insurance Holdings Inc.	1	23
eHealth Inc. (a)	5	96
EMC Insurance Group Inc.	2	43
Employer Holdings Inc.	10	241
Encore Capital Group Inc. (a) (b)	9	282
Enterprise Bancorp Inc.	1	24
Enterprise Financial Services Corp.	3	42
ESB Financial Corp. (b)	2	28
ESSA Bancorp Inc.	2	25
Evercore Partners Inc. - Class A	2	73
Farmers Capital Bank Corp.	—	2

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Federal Agricultural Mortgage Corp. - Class C	3	83
Federated National Holding Co.	1	5
Fidelity Southern Corp. (a)	3	30
Financial Institutions Inc.	3	55
First Bancorp Inc.	2	37
First Bancorp Inc. (a) (b)	33	207
First Bancorp Inc.	1	20
First Busey Corp.	18	82
First Business Financial Services Inc. (b)	1	16
First Commonwealth Financial Corp.	40	298
First Community Bancshares Inc.	4	70
First Connecticut Bancorp Inc.	3	44
First Defiance Financial Corp.	2	35
First Financial Bancorp	17	268
First Financial Corp.	2	71
First Financial Holdings Inc.	3	69
First Financial Northwest Inc. (a)	3	24
First Interstate BancSystem Inc. - Class A	4	69
First M&F Corp.	—	5
First Merchants Corp.	9	143
First Midwest Bancorp Inc.	26	339
First PacTrust Bancorp Inc.	3	34
First South Bancorp Inc.	—	3
Firstbancorp.	—	6
Flagstar Bancorp Inc. (a)	6	87
Flushing Financial Corp.	6	105
Forestar Group Inc. (a)	12	272
Fortegra Financial Corp. (a)	1	10
Fox Chase Bancorp Inc. (b)	1	24
Franklin Financial Corp.	1	21
FXCM Inc. - Class A	11	145
Gain Capital Holdings Inc.	2	8
German American Bancorp Inc. (b)	2	37
GFI Group Inc.	15	51
Glacier Bancorp Inc.	14	273
Global Indemnity Plc (a)	2	50
Great Southern Bancorp Inc.	2	43
Green Dot Corp. - Class A (a) (b)	12	207
Greenlight Capital Re Ltd. - Class A (a)	12	296
Hallmark Financial Services Inc. (a)	2	18
Hanmi Financial Corp. (a)	7	107
Harris & Harris Group Inc. (a)	3	12
Heartland Financial USA Inc.	3	78
Heritage Commerce Corp. (a)	4	28
Heritage Financial Corp.	3	40
HF Financial Corp.	1	13
HFF Inc. - Class A	8	156
Hilltop Holdings Inc. (a)	16	221
Hingham Institution for Savings (b)	—	23
Home Bancorp Inc. (a)	—	7
Home Bancshares Inc.	6	242
Home Federal Bancorp Inc.	2	31
Homeowners Choice Inc. (b)	4	103
Horace Mann Educators Corp.	8	164
Horizon Bancorp	2	33
Hudson Valley Holding Corp.	3	50
ICG Group Inc. (a)	10	121
Imperial Holdings Inc.	1	3
Independence Holding Co.	1	14
Independent Bank Corp. (b)	4	141
Interactive Brokers Group Inc.	9	140
Intervest Bancshares Corp.	2	10
INTL FCStone Inc. (a) (b)	4	67
Investors Title Co.	—	27
Kearny Financial Corp.	2	21
Kennedy-Wilson Holdings Inc.	16	249
Lakeland Bancorp Inc.	3	29
Lakeland Financial Corp.	4	98
Macatawa Bank Corp.	1	7
Maiden Holdings Ltd.	15	163
MainSource Financial Group Inc.	4	51
Malvern Bancorp Inc. (a)	1	7
Marlin Business Services Inc.	2	57
MB Financial Inc.	11	264
MBT Financial Corp.	3	11
Medallion Financial Corp.	6	78
Mercantile Bank Corp.	2	31
Merchants Bancshares Inc.	2	48
Meridian Interstate BanCorp Inc. (a)	2	31
Meta Financial Group Inc. (b)	1	19
Metro Bancorp Inc. (a)	2	41
MetroCorp Bancshares Inc. (a)	3	26
MicroFinancial Inc.	3	27
Midsouth Bancorp Inc.	2	26
MidWestOne Financial Group Inc.	1	14
National Financial Partners Corp. (a)	12	275
National Interstate Corp.	2	56
National Western Life Insurance Co. - Class A	—	80
Navigators Group Inc. (a)	3	165
NBT Bancorp Inc.	8	183
Netspend Holdings Inc. (a)	23	370
NewBridge Bancorp (a)	1	8
NewStar Financial Inc. (a)	7	98
North Valley Bancorp (a)	—	4
Northeast Bancorp	—	1
Northfield Bancorp Inc.	9	99
Northrim BanCorp Inc.	1	25
OceanFirst Financial Corp.	3	44
OmniAmerican Bancorp Inc. (a)	2	57
Oppenheimer Holdings Inc. - Class A	2	44
Oriental Financial Group Inc. (b)	16	249
Oritani Financial Corp.	14	210
Pacific Continental Corp.	3	38
Pacific Mercantile Bancorp. (a)	1	6
Pacific Premier Bancorp Inc. (a)	2	33
PacWest Bancorp	13	388
Park National Corp. (b)	3	219
Park Sterling Corp. (a)	8	42
Peapack Gladstone Financial Corp.	1	17
Penns Woods Bancorp Inc.	1	24
Peoples Bancorp Inc.	2	52
PHH Corp. (a)	7	160
Phoenix Cos. Inc. (a)	1	34
Pico Holdings Inc. (a)	4	98
Pinnacle Financial Partners Inc. (a)	12	282
Preferred Bank (a)	2	39
Premier Financial Bancorp Inc.	—	6
Provident Financial Holdings Inc.	3	45
Provident Financial Services Inc.	13	194
Provident New York Bancorp	7	66
Pulaski Financial Corp.	1	12
Renasant Corp.	5	109
Republic Bancorp Inc. - Class A (b)	4	87
Resource America Inc. - Class A	1	12
Rockville Financial Inc.	6	74
Roma Financial Corp.	3	45
S&T Bancorp Inc.	3	54
Safeguard Scientifics Inc. (a)	4	66
Safety Insurance Group Inc.	3	154
Sandy Spring Bancorp Inc.	5	98
SCBT Financial Corp.	4	224
Security National Financial Corp. - Class A (a) (b)	1	7
Selective Insurance Group	11	263
Sierra Bancorp	2	27
Simmons First National Corp. - Class A	3	64

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Simplicity Bancorp Inc.	1	18
Southside Bancshares Inc. (b)	4	81
Southwest Bancorp Inc. (a)	3	43
State Auto Financial Corp.	7	130
StellarOne Corp.	4	72
Sterling Bancorp	6	62
Stewart Information Services Corp. (b)	4	92
Suffolk Bancorp (a)	2	30
Sun Bancorp Inc. (a)	13	43
SY Bancorp Inc.	3	66
Taylor Capital Group Inc. (a) (b)	5	88
Tejon Ranch Co. (a)	6	167
Territorial Bancorp Inc.	2	47
Thomas Properties Group Inc.	9	47
Tompkins Financial Corp.	3	121
Tower Group International Ltd.	17	318
TowneBank (b)	3	51
Tree.com Inc.	2	42
Trico Bancshares	1	20
TrustCo Bank Corp.	20	114
Union First Market Bankshares Corp.	4	87
United Community Banks Inc. (a)	13	150
United Community Financial Corp. (c)	1	6
United Financial Bancorp Inc.	3	45
United Fire Group Inc.	5	130
Universal Insurance Holdings Inc.	8	38
Univest Corp. of Pennsylvania	2	35
ViewPoint Financial Group	15	293
Virginia Commerce Bancorp Inc. (a)	4	51
Virtus Investment Partners Inc. (a)	2	413
Walker & Dunlop Inc. (a)	7	120
Washington Banking Co.	2	27
Washington Trust Bancorp Inc.	2	65
Waterstone Financial Inc.	2	13
WesBanco Inc.	5	122
West Bancorp Inc.	2	19
West Coast Bancorp	3	77
Western Alliance Bancorp (a)	30	412
Westfield Financial Inc.	8	60
Westwood Holdings Group Inc.	1	41
Wilshire Bancorp Inc. (a)	22	146
World Acceptance Corp. (a) (b)	5	445
WSFS Financial Corp.	2	87
Yadkin Valley Financial Corp.	2	8
		23,247
HEALTH CARE - 9.6%
Accuray Inc. (a) (b)	21	99
Acorda Therapeutics Inc. (a)	16	506
Addus HomeCare Corp. (a)	—	1
Affymetrix Inc. (a) (b)	26	122
Albany Molecular Research Inc.	7	72
Almost Family Inc.	2	44
Amedisys Inc. (a) (b)	12	135
Amicus Therapeutics Inc. (a) (b)	9	28
AMN Healthcare Services Inc. (a)	16	254
Amsurg Corp. (a)	10	336
Analogic Corp.	5	387
AngioDynamics Inc. (a)	8	91
Anika Therapeutics Inc. (a)	5	76
Arthrocare Corp. (a)	11	379
Astex Pharmaceuticals (a)	37	165
Atrion Corp.	1	106
AVEO Pharmaceuticals Inc. (a) (b)	17	128
Bio-Reference Labs Inc. (a) (b)	11	283
BioScrip Inc. (a)	22	284
Bovie Medical Corp.	1	2
Cambrex Corp. (a)	12	151
Cantel Medical Corp.	8	227
Capital Senior Living Corp. (a)	11	296
CardioNet Inc.	—	1
Chindex International Inc. (a)	2	22
Codexis Inc. (a) (b)	7	16
Computer Programs & Systems Inc.	2	124
Conmed Corp.	7	238
Corvel Corp. (a)	3	131
Cross Country Healthcare Inc. (a)	6	30
CryoLife Inc.	9	53
Cumberland Pharmaceuticals Inc. (a) (b)	3	14
Cutera Inc. (a)	4	55
Cyclacel Pharmaceuticals Inc. (a) (b)	2	11
Cynosure Inc. - Class A (a)	4	102
Emergent BioSolutions Inc. (a)	12	172
Endocyte Inc. (a)	2	30
Ensign Group Inc.	5	166
Enzo Biochem Inc. (a)	6	15
Enzon Pharmaceuticals Inc.	14	53
Exactech Inc. (a)	3	56
ExamWorks Group Inc. (a) (b)	8	132
Exelixis Inc. (a) (b)	37	170
Five Star Quality Care Inc. (a)	12	78
Gentiva Health Services Inc. (a) (b)	12	130
Greatbatch Inc. (a)	9	261
Hanger Orthopedic Group Inc. (a)	13	424
Harvard Bioscience Inc. (a)	6	32
Healthways Inc. (a)	9	108
Hi-Tech Pharmacal Co. Inc.	4	125
Horizon Pharma Inc. (a) (b)	20	55
ICU Medical Inc. (a)	6	335
Integra LifeSciences Holdings Corp. (a)	8	302
Invacare Corp.	12	160
IPC The Hospitalist Co. Inc. (a)	6	267
Kindred Healthcare Inc. (a)	14	143
Landauer Inc.	3	152
Lannett Co. Inc. (a)	3	32
LeMaitre Vascular Inc.	3	16
LHC Group Inc. (a)	6	130
MedAssets Inc. (a)	21	413
Medical Action Industries Inc.	—	2
Merge Healthcare Inc. (a) (b)	7	19
Meridian Bioscience Inc.	3	69
Merit Medical Systems Inc. (a)	17	204
Misonix Inc. (a) (b)	1	5
Molina Healthcare Inc. (a)	5	139
Momenta Pharmaceuticals Inc. (a)	14	186
National Healthcare Corp.	2	80
National Research Corp.	2	95
Natus Medical Inc. (a)	10	133
NuVasive Inc. (a)	11	230
Obagi Medical Products Inc. (a)	8	148
Omnicell Inc. (a)	13	250
Oncothyreon Inc. (a) (b)	2	3
Orthofix International NV (a)	6	204
Pain Therapeutics Inc.	3	10
Palomar Medical Technologies Inc. (a)	3	47
PDI Inc. (a)	2	14
PDL BioPharma Inc. (b)	30	218
Pernix Therapeutics Holdings (a)	2	7
PharMerica Corp. (a)	6	87
PhotoMedex Inc. (a) (b)	6	98
Pozen Inc. (a)	10	55
Progenics Pharmaceuticals Inc. (a)	9	51
Providence Services Corp. (a)	3	61
Quality Systems Inc.	11	203
Quidel Corp. (a) (b)	7	156
RadNet Inc.	1	3

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Repligen Corp. (a)	12	84
Rochester Medical Corp. (a)	3	46
RTI Biologics Inc. (a)	15	61
Santarus Inc. (a)	25	432
Sciclone Pharmaceuticals Inc. (a)	23	104
Skilled Healthcare Group Inc. - Class A (a)	5	30
Solta Medical Inc. (a)	14	31
Span-America Medical Systems Inc.	—	4
Spectrum Pharmaceuticals Inc. (b)	24	177
SurModics Inc. (a)	7	190
Symmetry Medical Inc. (a)	13	153
Targacept Inc. (a)	6	27
Tornier BV (a)	11	198
TranS1 Inc. (a) (b)	2	3
Transcept Pharmaceuticals Inc. (a)	6	30
Triple-S Management Corp. - Class B (a)	4	67
Universal American Corp.	18	152
US Physical Therapy Inc.	3	91
Utah Medical Products Inc.	1	53
Vanguard Health Systems Inc. (a)	15	230
Vascular Solutions Inc. (a)	5	75
Wright Medical Group Inc. (a)	16	376
		14,317
INDUSTRIALS - 17.5%
AAON Inc.	7	182
AAR Corp.	15	277
ABM Industries Inc.	21	473
ACCO Brands Corp. (a)	38	256
Accuride Corp. (a)	19	101
Aceto Corp.	8	83
Acorn Energy Inc. (b)	4	26
Adept Technology Inc. (a)	—	1
Aegion Corp. (a)	13	292
Aerovironment Inc. (a) (b)	5	82
Air Transport Services Group Inc. (a)	17	99
Alamo Group Inc.	3	118
Albany International Corp. - Class A	8	219
Allied Motion Technologies Inc.	1	4
Altra Holdings Inc.	11	287
Ameresco Inc. - Class A (a)	6	47
American Railcar Industries Inc. (b)	8	382
American Science & Engineering Inc.	3	153
American Superconductor Corp. (a) (b)	11	30
American Woodmark Corp. (a)	3	107
Ampco-Pittsburgh Corp.	4	67
Apogee Enterprises Inc.	11	326
ARC Document Solutions Inc.	7	21
Argan Inc.	3	43
Arkansas Best Corp.	5	56
Astec Industries Inc.	5	181
Astronics Corp. (a)	2	71
AZZ Inc.	10	478
Barrett Business Services Inc.	2	128
Blount International Inc. (a)	12	158
Briggs & Stratton Corp.	18	459
CAI International Inc. (a)	4	128
CBIZ Inc. (a)	10	64
CDI Corp.	4	67
Ceco Environmental Corp.	3	45
Celadon Group Inc.	9	188
CIRCOR International Inc.	6	237
Coleman Cable Inc.	3	50
Columbus Mckinnon Corp. (a)	6	113
Comfort Systems USA Inc.	8	111
Commercial Vehicle Group Inc. (a)	11	90
Consolidated Graphics Inc. (a)	2	76
Courier Corp.	3	43
Covenant Transportation Group Inc. - Class A	1	7
CPI Aerostructures Inc. (a)	3	29
Dolan Media Co. (a)	7	18
Douglas Dynamics Inc.	4	61
Ducommun Inc. (a)	3	52
DXP Enterprises Inc. (a)	3	234
Dycom Industries Inc. (a)	13	263
Dynamic Materials Corp.	2	42
Eagle Bulk Shipping Inc.	6	22
Eastern Co.	1	10
Echo Global Logistics Inc. (a)	2	52
Encore Wire Corp.	4	146
Energy Recovery Inc. (a)	8	31
EnergySolutions Inc. (a)	24	91
EnerNOC Inc. (a)	11	198
Engility Holdings Inc. (a)	3	73
Ennis Inc.	5	75
EnPro Industries Inc. (a)	8	408
ESCO Technologies Inc.	10	405
Espey Manufacturing & Electronics Corp.	1	16
Exponent Inc. (a)	3	146
Federal Signal Corp. (a)	15	118
Flow International Corp. (a)	14	56
Forward Air Corp.	9	323
Franklin Covey Co. (a)	4	53
FreightCar America Inc.	3	62
Fuel Tech Inc.	1	3
Furmanite Corp. (a)	8	52
G&K Services Inc. - Class A	5	228
Genco Shipping & Trading Ltd. (a)	7	21
GenCorp Inc. (a) (b)	24	316
Gibraltar Industries Inc. (a)	7	124
Global Power Equipment Group Inc.	4	74
Goldfield Corp. (b)	3	12
Gorman-Rupp Co.	5	147
GP Strategies Corp. (a)	5	118
Graham Corp.	2	45
Great Lakes Dredge & Dock Corp.	15	104
Greenbrier Cos. Inc. (a)	10	223
Griffon Corp.	21	251
H&E Equipment Services Inc.	9	174
Hardinge Inc.	2	29
Hawaiian Holdings Inc. (a) (b)	20	116
Heartland Express Inc.	11	142
Heidrick & Struggles International Inc.	3	52
Heritage-Crystal Clean Inc. (a) (b)	—	4
Hill International Inc. (a)	2	7
Houston Wire & Cable Co.	3	33
Hudson Global Inc. (a)	2	7
Hurco Cos. Inc. (a)	1	25
Huron Consulting Group Inc. (a)	8	304
Hyster-Yale Materials Handling Inc. - Class A	—	10
ICF International Inc. (a)	4	99
InnerWorkings Inc. (a) (b)	4	61
Innovative Solutions & Support Inc.	—	2
Insperity Inc.	5	146
Insteel Industries Inc.	3	48
Interface Inc.	17	332
International Shipholding Corp.	—	7
Intersections Inc.	7	70
John Bean Technologies Corp.	7	150
Kaman Corp. - Class A	5	187
Kaydon Corp.	12	314
Kelly Services Inc. - Class A	8	144
Kforce Inc.	7	111
Kimball International Inc. - Class B	6	52
Knoll Inc.	12	214
Korn/Ferry International (a)	14	255

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Kratos Defense & Security Solutions Inc. (a)	19	94
Layne Christensen Co. (a)	8	167
LB Foster Co.	2	84
Lindsay Corp.	5	441
LMI Aerospace Inc. (a)	2	35
LSI Industries Inc.	2	16
Lydall Inc.	1	13
Magnetek Inc. (a)	—	4
Marten Transport Ltd.	4	83
Matson Inc.	16	382
McGrath RentCorp	7	207
Meritor Inc. (a)	9	44
Met-Pro Corp.	2	23
Metalico Inc. (a)	11	18
Michael Baker Corp.	1	22
Miller Industries Inc.	2	31
Mistras Group Inc. (a)	7	178
Mobile Mini Inc. (a)	17	491
Mueller Water Products Inc. - Class A	62	368
Multi-Color Corp.	4	102
MYR Group Inc. (a)	8	201
NACCO Industries Inc. - Class A	1	69
National Presto Industries Inc. (b)	1	119
National Technical Systems Inc. (a)	—	2
Navigant Consulting Inc. (a)	13	171
NCI Building Systems Inc. (a)	1	25
NL Industries Inc.	2	25
NN Inc. (a)	3	31
Nortek Inc. (a)	3	183
Northwest Pipe Co. (a)	3	73
Ocean Power Technologies Inc. (a)	2	3
On Assignment Inc. (a)	20	509
Orbital Sciences Corp. (a)	16	267
Orion Marine Group Inc. (a)	3	31
P.A.M. Transportation Services	—	3
Pacer International Inc. (a)	12	59
Park-Ohio Holdings Corp. (a)	5	163
Patrick Industries Inc. (a)	4	65
Patriot Transportation Holding Inc. (a)	1	17
PGT Inc. (a)	9	65
Pike Electric Corp.	7	96
PMFG Inc. (a)	5	30
Powell Industries Inc. (a)	2	128
PowerSecure International Inc.	3	34
Preformed Line Products Co.	—	7
Primoris Services Corp.	18	407
Providence and Worcester Railroad Co.	—	4
Quad/Graphics Inc. - Class A (b)	5	124
Quality Distribution Inc. (a)	6	47
Quanex Building Products Corp.	10	160
Raven Industries Inc.	5	176
RBC Bearings Inc. (a)	5	250
Republic Airways Holdings Inc. (a)	17	193
Resources Connection Inc.	17	212
Roadrunner Transportation Systems Inc. (a)	7	151
RPX Corp. (a)	20	284
Rush Enterprises Inc. - Class A (a)	6	135
Saia Inc. (a)	3	117
Schawk Inc. - Class A	3	28
SIFCO Industries Inc.	1	22
SkyWest Inc.	20	317
SL Industries Inc.	1	9
Sparton Corp. (a)	2	25
Standard Parking Corp. (a)	4	91
Standex International Corp.	4	230
Starrett Co. - Class A	—	5
Sterling Construction Co. Inc. (a)	2	24
Sun Hydraulics Corp.	5	171
Supreme Industries Inc. - Class A (a)	1	3
Sypris Solutions Inc.	5	19
Taser International Inc. (a)	16	127
Team Inc. (a)	4	164
Tecumseh Products Co. - Class A	2	18
Tennant Co.	6	284
Thermon Group Holdings Inc. (a)	4	91
Titan International Inc. (b)	18	369
Titan Machinery Inc. (a)	8	228
TMS International Corp. - Class A (a)	3	34
TRC Cos. Inc. (a)	1	6
TriMas Corp. (a)	13	415
TrueBlue Inc. (a)	12	261
Tutor Perini Corp. (a)	13	251
Twin Disc Inc.	3	65
Ultralife Corp. (a)	—	—
Ultrapetrol Bahamas Ltd.	1	3
United Stationers Inc.	14	525
UniTek Global Services Inc.	2	5
Universal Forest Products Inc.	4	155
Universal Truckload Services Inc.	3	73
US Ecology Inc.	4	96
USA Truck Inc.	—	2
Versar Inc. (a)	2	10
Viad Corp.	4	113
Vicor Corp.	2	8
VSE Corp.	1	17
Wabash National Corp. (a)	13	130
XPO Logistics Inc. (a) (b)	7	118
		26,174
INFORMATION TECHNOLOGY - 18.8%
Accelrys Inc. (a)	16	159
Active Network Inc. (a) (b)	24	99
Actuate Corp. (a)	20	117
Advanced Energy Industries Inc. (a)	14	251
Aeroflex Holding Corp. (a)	7	53
Agilysys Inc. (a)	4	41
Alpha & Omega Semiconductor Ltd. (a)	4	36
American Software Inc. - Class A	6	54
Amkor Technology Inc. (a) (b)	41	165
Amtech Systems Inc.	3	10
Anadigics Inc.	10	21
Anaren Inc. (a)	3	51
Applied Micro Circuits Corp. (a)	26	190
ATMI Inc. (a)	10	216
AVG Technologies NV (b)	3	42
Aviat Networks Inc. (a)	12	40
Avid Technology Inc. (a)	9	57
Aware Inc.	5	22
AXT Inc. (a)	12	34
Badger Meter Inc.	6	304
Bel Fuse Inc. - Class B	3	40
Blackbaud Inc.	1	27
Blucora Inc. (a)	16	249
Bottomline Technologies Inc. (a)	12	350
BroadVision Inc. (a) (b)	2	16
Brooks Automation Inc.	22	224
Cabot Microelectronics Corp.	9	321
CalAmp Corp. (a)	12	127
Calix Inc. (a)	15	122
Cascade Microtech Inc.	2	18
Cass Information Systems Inc.	3	123
Ceva Inc. (a)	9	140
Checkpoint Systems Inc. (a)	9	115
Ciber Inc. (a)	17	80
Clearfield Inc. (a)	1	5
Coherent Inc.	1	81

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Cohu Inc.	4	38
Communications Systems Inc.	1	12
Computer Task Group Inc. (a)	6	129
comScore Inc. (a)	8	128
Concurrent Computer Corp.	1	11
Constant Contact Inc. (a)	12	157
Cray Inc. (a)	13	293
CSG Systems International Inc. (a)	13	284
Daktronics Inc.	11	114
Datalink Corp. (a)	3	36
Demand Media Inc. (a) (b)	24	207
Dice Holdings Inc. (a)	16	159
Digi International Inc. (a)	6	52
Digimarc Corp.	—	7
Digital River Inc. (a)	12	171
Diodes Inc. (a)	14	295
DSP Group Inc. (a)	5	39
DTS Inc. (a)	4	65
Dynamics Research Corp.	—	2
EarthLink Inc.	40	218
Ebix Inc. (b)	15	239
Echelon Corp. (a)	6	15
Electro Rent Corp.	4	74
Electro Scientific Industries Inc.	6	69
Electronics for Imaging Inc. (a)	18	445
eMagin Corp. (b)	2	8
Emcore Corp. (a)	7	39
Emulex Corp. (a)	24	158
Entegris Inc. (a)	24	236
Entropic Communications Inc. (a)	18	74
Envestnet Inc. (a)	2	36
EPIQ Systems Inc.	4	55
ePlus Inc.	2	77
Euronet Worldwide Inc. (a)	12	317
Exar Corp. (a)	12	125
ExlService Holdings Inc. (a)	10	335
Extreme Networks (a)	26	88
Fabrinet (a)	9	126
FARO Technologies Inc. (a)	5	219
FormFactor Inc. (a)	12	58
Forrester Research Inc.	7	207
Global Cash Access Holdings Inc. (a)	26	184
Globecomm Systems Inc. (a)	7	78
GSI Group Inc. (a)	10	81
GSI Technology Inc. (a)	3	20
GT Advanced Technologies Inc. (a) (b)	46	151
Hackett Group Inc.	6	28
Harmonic Inc. (a)	29	169
Heartland Payment Systems Inc.	10	342
Higher One Holdings Inc. (a) (b)	11	101
Hutchinson Technology Inc.	1	2
ID Systems Inc.	2	9
IEC Electronics Corp. (a)	2	9
iGate Corp. (a)	13	239
Imation Corp. (a)	6	21
Immersion Corp. (a)	2	28
Infinera Corp. (a)	24	165
Innodata Isogen Inc. (a)	6	20
Inphi Corp. (a)	10	101
Insight Enterprises Inc. (a)	14	284
Integrated Device Technology Inc. (a)	56	421
Integrated Silicon Solutions Inc. (a)	5	44
Intermec Inc. (a)	2	22
Internap Network Services Corp. (a)	19	177
Intersil Corp. - Class A	50	436
Intevac Inc. (a)	1	6
IntraLinks Holdings Inc. (a)	10	66
Ixia (a)	9	197
IXYS Corp.	6	57
Kemet Corp. (a)	8	53
Key Tronic Corp. (a)	4	46
Keynote Systems Inc.	3	44
KIT Digital Inc. (a)	23	7
Kopin Corp. (a)	15	57
Kulicke & Soffa Industries Inc. (a)	23	271
KVH Industries Inc. (a)	3	37
Lattice Semiconductor Corp. (a)	40	217
Limelight Networks Inc. (a)	18	38
Lionbridge Technologies Inc. (a)	12	48
LoJack Corp. (a)	1	3
LTX-Credence Corp. (a)	11	69
Magnachip Semiconductor Corp. (a)	7	124
Mantech International Corp. - Class A (b)	9	252
Marchex Inc. - Class B	4	16
MaxLinear Inc. - Class A (a)	4	26
Maxwell Technologies Inc. (a) (b)	12	62
Measurement Specialties Inc. (a)	3	134
MEMC Electronic Materials Inc. (a)	79	346
Mercury Systems Inc. (a)	6	41
Mesa Laboratories Inc.	1	47
Methode Electronics Inc.	8	108
Micrel Inc.	14	143
Mindspeed Technologies Inc. (a)	13	45
MOCON Inc.	1	10
Monolithic Power Systems Inc.	14	342
Monotype Imaging Holdings Inc.	13	303
Monster Worldwide Inc. (a) (b)	47	238
MoSys Inc. (a)	5	23
Move Inc. (a)	10	114
MTS Systems Corp.	5	281
Multi-Fineline Electronix Inc. (a)	2	34
Nanometrics Inc. (a)	9	133
NAPCO Security Technologies Inc. (a)	1	5
NCI Inc. - Class A	2	9
NeoPhotonics Corp. (a)	3	17
NetScout Systems Inc. (a)	14	354
Newport Corp. (a)	15	250
Oclaro Inc. (a) (b)	25	32
Official Payments Holdings Inc. (a)	2	14
Omnivision Technologies Inc. (a)	21	289
OpenTable Inc. (a) (b)	1	36
Oplink Communications Inc. (a)	7	109
Optical Cable Corp.	1	3
PAR Technology Corp.	—	2
Park Electrochemical Corp.	4	103
PC Connection Inc.	5	78
PC Mall Inc. (a)	1	8
Perceptron Inc.	1	4
Perficient Inc. (a)	10	115
Pericom Semiconductor Corp. (a)	3	18
Photronics Inc. (a)	22	148
Pixelworks Inc. (a)	2	4
Plexus Corp. (a)	12	292
Power Integrations Inc.	5	227
Power-One Inc. (a) (b)	46	190
PRGX Global Inc. (a)	5	35
Procera Networks Inc. (a)	4	46
QAD Inc. - Class A	2	20
QLogic Corp. (a)	37	430
QuinStreet Inc. (a)	11	63
Radisys Corp. (a)	4	21
Rambus Inc. (a)	43	239
RealD Inc. (a) (b)	21	274
RealNetworks Inc. (a)	2	14
Reis Inc. (a)	2	28
Responsys Inc. (a)	19	168

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
RF Industries Ltd.	2	13
Rimage Corp.	3	27
Rofin-Sinar Technologies Inc. (a)	8	204
Rogers Corp. (a)	4	194
Rosetta Stone Inc. (a)	6	95
Rubicon Technology Inc. (a) (b)	9	59
Rudolph Technologies Inc. (a)	13	150
Sanmina Corp. (a)	16	183
ScanSource Inc. (a)	6	181
SeaChange International Inc. (a)	8	93
ShoreTel Inc. (a)	14	51
Sigma Designs Inc. (a)	7	33
Silicon Graphics International Corp. (a)	10	134
Silicon Image Inc. (a)	29	140
SMTC Corp. (a)	1	3
Sonus Networks Inc.	28	73
Spansion Inc. - Class A (a)	20	254
Stamps.com Inc. (a)	6	155
StarTek Inc.	—	2
STEC Inc. (a) (b)	18	82
STR Holdings Inc. (a)	7	16
SunPower Corp. (a) (b)	28	324
Super Micro Computer Inc. (a)	16	186
Supertex Inc.	2	39
support.com Inc. (a)	9	36
Sykes Enterprises Inc. (a)	11	174
Symmetricom Inc. (a)	8	36
Synaptics Inc. (a)	13	523
Synchronoss Technologies Inc. (a)	14	428
Take-Two Interactive Software Inc. (a)	25	404
TechTarget Inc. (a)	—	—
TeleCommunication Systems Inc. - Class A	5	11
TeleNav Inc. (a)	8	54
TeleTech Holdings Inc. (a)	11	230
Tellabs Inc.	6	12
Telular Corp.	5	52
Tessco Technologies Inc.	3	68
Tessera Technologies Inc.	17	318
Transact Technologies Inc.	—	2
Travelzoo Inc. (a)	3	59
TriQuint Semiconductor Inc. (a)	64	325
TTM Technologies Inc. (a)	25	193
Ubiquiti Networks Inc.	1	14
Ultra Clean Holdings Inc. (a)	4	23
Ultratech Inc. (a)	10	407
Unisys Corp. (a)	15	337
United Online Inc.	33	196
Viasystems Group Inc. (a)	—	5
Virtusa Corp. (a)	7	166
Vishay Precision Group Inc. (a)	3	41
Volterra Semiconductor Corp. (a)	10	144
Wayside Technology Group Inc.	—	4
Web.com Group Inc. (a)	19	319
WebMD Health Corp. - Class A (a)	13	307
Websense Inc. (a)	7	98
XO Group Inc. (a)	6	58
Xyratex Ltd.	5	49
Zix Corp. (a)	17	61
Zygo Corp. (a)	1	19
		28,096
MATERIALS - 7.1%
A. Schulman Inc.	11	353
AEP Industries Inc. (a)	2	154
AM Castle & Co. (b)	3	48
AMCOL International Corp.	10	287
American Pacific Corp. (a)	2	42
American Vanguard Corp.	11	335
Arabian American Development Co. (a)	2	21
Balchem Corp.	7	317
Boise Inc.	35	307
Buckeye Technologies Inc.	—	15
Calgon Carbon Corp. (a)	22	396
Century Aluminum Co. (a)	35	269
Chase Corp.	2	48
Clearwater Paper Corp. (a)	9	487
Core Molding Technologies Inc. (a)	—	2
Ferro Corp. (a)	34	230
Flotek Industries Inc. (a)	20	323
Friedman Industries Inc.	1	6
FutureFuel Corp.	8	101
General Moly Inc. (a) (b)	18	40
Globe Specialty Metals Inc.	15	209
Gold Resource Corp. (b)	6	73
Golden Minerals Co. (a) (b)	17	40
Hawkins Inc.	3	129
Haynes International Inc.	5	252
Horsehead Holding Corp. (a)	15	167
Innophos Holdings Inc.	7	391
Innospec Inc.	9	406
KapStone Paper and Packaging Corp.	18	514
KMG Chemicals Inc.	3	53
Koppers Holdings Inc.	7	317
Kraton Performance Polymers Inc. (a)	7	154
Landec Corp. (a)	10	147
LSB Industries Inc. (a)	8	293
Materion Corp.	5	141
McEwen Mining Inc. (a) (b)	12	35
Mercer International Inc. (a)	11	73
Metals USA Holdings Corp.	13	264
Myers Industries Inc.	11	155
Neenah Paper Inc.	4	127
Noranda Aluminium Holding Corp.	18	79
Olympic Steel Inc. (b)	1	32
OM Group Inc. (a)	13	301
Omnova Solutions Inc. (a)	19	143
P.H. Glatfelter Co.	8	197
Penford Corp.	1	7
PolyOne Corp.	1	26
Quaker Chemical Corp.	4	211
Revett Minerals Inc. (a) (b)	4	9
RTI International Metals Inc. (a)	12	379
Schnitzer Steel Industries Inc. - Class A	10	265
Schweitzer-Mauduit International Inc.	11	422
Stepan Co.	6	392
Synalloy Corp.	1	12
United States Lime & Minerals Inc. (a)	—	19
Universal Stainless & Alloy Products Inc. (a)	2	67
Wausau Paper Corp.	17	185
Zep Inc.	4	64
Zoltek Cos. Inc. (a) (b)	11	127
		10,658
TELECOMMUNICATION SERVICES - 1.1%
8x8 Inc.	8	55
Atlantic Tele-Network Inc. (b)	4	181
Boingo Wireless Inc. (a)	14	77
Cbeyond Inc. (a)	6	45
Consolidated Communications Holdings Inc. (b)	12	219
General Communication Inc. - Class A (a)	10	96
Hawaiian Telcom Holdco Inc. (a)	1	15
HickoryTech Corp.	3	25
IDT Corp. - Class B	4	48
Iridium Communications Inc. (a) (b)	29	177

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Lumos Networks Corp.	6	85
Neutral Tandem Inc.	6	18
ORBCOMM Inc. (a)	12	63
Premiere Global Services Inc. (a)	16	180
Primus Telecommunications Group Inc.	2	26
Shenandoah Telecommunications Co.	5	71
USA Mobility Inc.	9	114
Vonage Holdings Corp. (a)	43	124
		1,619
UTILITIES - 1.6%
American States Water Co.	6	355
Artesian Resources Corp. - Class A	2	35
California Water Service Group	16	325
Chesapeake Utilities Corp.	2	92
Connecticut Water Services Inc.	3	77
Consolidated Water Co. Ltd.	2	19
Delta Natural Gas Co. Inc.	2	34
Empire District Electric Co.	16	360
Gas Natural Inc.	2	18
Genie Energy Ltd. - Class B	4	35
Laclede Group Inc.	7	309
Middlesex Water Co.	3	68
Ormat Technologies Inc. (b)	1	31
Otter Tail Corp.	9	285
RGC Resources Inc.	—	6
SJW Corp.	3	83
Unitil Corp.	5	130
York Water Co.	3	49
		2,311
Total Common Stocks (cost $133,352)		148,962

RIGHTS - 0.0%
Wright Medical Group Inc. (a)	1	2
Total Rights (cost $1)		2

SHORT TERM INVESTMENTS - 11.1%
Investment Company - 0.1%
JNL Money Market Fund, 0.03% (d) (e)	180	180

Securities Lending Collateral - 11.0%
Repurchase Agreement with CSI, 0.18% (Collateralized by $2,491 U.S. Treasury Bond Strip, due 11/15/17-11/15/26, value $1,954 and $21,909 U.S. Treasury Note Strip, due 05/15/14-02/15/41, value $14,874) acquired on 03/28/13, due 04/01/13 at $16,498	$16,498	16,498
Total Short Term Investments (cost $16,678)		16,678
Total Investments - 110.8% (cost $150,031)		165,642
Other Assets and Liabilities, Net - (10.8%)		(16,211)
Total Net Assets - 100.0%		$149,431

†	Par amounts are listed in United States Dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or portion of the security was on loan.
(c)

Rule 144A, Section 4(2) of the Securities Act of 1933 or other security which is restricted to resale to institutional investors. The Sub-Adviser has deemed these securities to be illiquid based on procedures approved by the Trust’s Board of Trustees. See Restricted Securities Note in these Schedules of Investments.

(d)	Investment in affiliate.
(e)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2013.

Restricted Securities - Restricted securities are often purchased in private placement transactions and cannot be sold without prior registration unless the sale is pursuant to an exemption under the Securities Act of 1933, as amended.  The following table details restricted securities, including Rule 144A securities that have been deemed illiquid, held by the Fund at March 31, 2013.

	Initial Acquisition Date	Cost	Ending Value	Percent of Net Assets
Overseas Shipholding Group Inc.	09/12/2012	$85	$41	—%
United Community Financial Corp.	09/27/2012	5	6	—
		$90	$47	—%

See accompanying Notes to Schedules of Investments.

Curian Variable Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2013

	Shares/Par †	Value
Curian/Epoch Global Shareholder Yield Fund
COMMON STOCKS - 94.7%
CONSUMER DISCRETIONARY - 9.0%
Comcast Corp. - Special Class A	11	$431
Compass Group Plc	16	211
Daimler AG (a)	10	571
Mattel Inc.	11	463
McDonald’s Corp.	4	387
Pearson Plc	21	371
Regal Entertainment Group - Class A (a)	17	285
Shaw Communications Inc. - Class B	16	408
Time Warner Inc.	6	366
		3,493
CONSUMER STAPLES - 15.1%
Altria Group Inc.	17	578
Anheuser-Busch InBev NV	3	291
British American Tobacco Plc	6	314
Coca-Cola Co.	5	206
Coca-Cola Enterprises Inc.	2	77
Diageo Plc - ADR	2	213
HJ Heinz Co.	3	196
Imperial Tobacco Group Plc	14	503
Kimberly-Clark Corp.	7	644
Lorillard Inc.	11	437
Nestle SA	5	394
PepsiCo Inc.	3	217
Philip Morris International Inc.	6	518
Reckitt Benckiser Group Plc	5	324
Reynolds American Inc.	13	580
Unilever Plc	5	221
WM Morrison Supermarkets Plc	41	172
		5,885
ENERGY - 8.1%
ConocoPhillips	6	354
Diamond Offshore Drilling Inc. (a)	7	520
Enterprise Products Partners LP	5	315
Kinder Morgan Energy Partners LP	6	501
MarkWest Energy Partners LP	4	237
Royal Dutch Shell Plc - ADR - Class A	8	508
Spectra Energy Corp.	7	214
Total SA	11	514
		3,163
FINANCIALS - 7.1%
Arthur J. Gallagher & Co.	7	276
CME Group Inc.	6	388
Health Care REIT Inc.	4	297
Muenchener Rueckversicherungs AG	3	535
SCOR SE	16	456
Svenska Handelsbanken AB - Class A (a)	5	222
Travelers Cos. Inc.	3	242
Westpac Banking Corp.	10	333
		2,749
HEALTH CARE - 10.6%
AbbVie Inc.	13	516
AstraZeneca Plc - ADR (a)	12	579
Bayer AG	3	273
Bristol-Myers Squibb Co.	7	296
GlaxoSmithKline Plc	25	579
Johnson & Johnson	4	305
Merck & Co. Inc.	6	274
Novartis AG	6	401
Roche Holding AG	2	555
Sanofi SA	3	342
		4,120
INDUSTRIALS - 9.2%
BAE Systems Plc	96	578
Deere & Co.	2	181
Deutsche Post AG	8	184
Emerson Electric Co.	5	276
Firstgroup Plc	32	97
Honeywell International Inc.	4	309
Lockheed Martin Corp.	6	577
Orkla ASA	31	250
RR Donnelley & Sons Co. (a)	20	240
Vinci SA	10	469
Waste Management Inc.	10	406
		3,567
INFORMATION TECHNOLOGY - 3.9%
Automatic Data Processing Inc.	4	228
KLA-Tencor Corp.	6	292
Microchip Technology Inc.	12	449
Microsoft Corp.	10	276
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	16	278
		1,523
MATERIALS - 2.1%
BASF SE	6	515
EI Du Pont de Nemours & Co.	6	288
		803
TELECOMMUNICATION SERVICES - 14.2%
AT&T Inc.	12	428
BCE Inc.	16	730
CenturyTel Inc.	17	583
Deutsche Telekom AG	40	422
Philippine Long Distance Telephone Co. - ADR	3	219
Rogers Communications Inc. - Class B	7	373
Swisscom AG	1	666
Telstra Corp. Ltd.	96	450
Verizon Communications Inc.	13	617
Vivendi SA	18	366
Vodafone Group Plc	232	659
		5,513
UTILITIES - 15.4%
Centrica Plc	29	160
CMS Energy Corp.	11	311
Dominion Resources Inc.	5	286
Duke Energy Corp.	9	618
Integrys Energy Group Inc.	5	274
National Grid Plc	41	482
NiSource Inc.	8	228
PPL Corp.	21	647
SCANA Corp.	4	222
Severn Trent Plc	8	213
Southern Co.	8	379
SSE Plc	23	515
TECO Energy Inc.	21	369
Terna Rete Elettrica Nazionale SpA	132	546
United Utilities Group Plc	40	435
Vectren Corp.	8	280
		5,965
Total Common Stocks (cost $34,156)		36,781

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
PREFERRED STOCKS - 0.2%
FINANCIALS - 0.2%
MetLife Inc., 6.50%, (callable at 25 beginning 05/13/13), Series B (b)	2	52
Total Preferred Stocks (cost $52)		52

SHORT TERM INVESTMENTS - 9.2%
Investment Company - 4.9%
JNL Money Market Fund, 0.03% (c) (d)	1,913	1,913

Securities Lending Collateral - 4.3%
Repurchase Agreement with CSI, 0.18% (Collateralized by $253 U.S. Treasury Bond Strip, due 11/15/17-11/15/26, value $198 and $2,223 U.S. Treasury Note Strip, due 05/15/14-02/15/41, value $1,509) acquired on 03/28/13, due 04/01/13 at $1,674	$1,674	1,674
Total Short Term Investments (cost $3,587)		3,587
Total Investments - 104.1% (cost $37,795)		40,420
Other Assets and Liabilities, Net - (4.1%)		(1,580)
Total Net Assets - 100.0%		$38,840

†	Par amounts are listed in United States Dollars unless otherwise noted.
(a)	All or portion of the security was on loan.
(b)	Perpetual security.
(c)	Investment in affiliate.
(d)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2013.

See accompanying Notes to Schedules of Investments.

Curian Variable Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2013

	Shares	Value
Curian/FAMCO Flex Core Covered Call Fund
COMMON STOCKS - 95.5%
CONSUMER DISCRETIONARY - 10.8%
Home Depot Inc.	17	$1,207
McDonald’s Corp.	17	1,725
Whirlpool Corp.	14	1,706
		4,638
CONSUMER STAPLES - 22.0%
HJ Heinz Co.	23	1,655
Kraft Foods Group Inc.	24	1,247
Mondelez International Inc. - Class A	43	1,319
PepsiCo Inc.	20	1,590
Philip Morris International Inc.	23	2,132
Wal-Mart Stores Inc.	20	1,527
		9,470
ENERGY - 11.4%
Chevron Corp.	21	2,436
ConocoPhillips	25	1,490
Schlumberger Ltd.	13	951
		4,877
HEALTH CARE - 11.4%
Johnson & Johnson	16	1,313
Medtronic Inc.	23	1,080
Pfizer Inc.	86	2,490
		4,883
INDUSTRIALS - 16.0%
Deere & Co.	12	989
General Electric Co.	66	1,528
Honeywell International Inc.	13	980
Union Pacific Corp.	14	2,051
United Technologies Corp.	14	1,345
		6,893
INFORMATION TECHNOLOGY - 15.4%
Apple Inc.	3	1,284
Cisco Systems Inc.	43	901
International Business Machines Corp.	8	1,664
Microsoft Corp.	44	1,250
QUALCOMM Inc.	23	1,540
		6,639
MATERIALS - 2.7%
Dow Chemical Co.	36	1,146

TELECOMMUNICATION SERVICES - 5.8%
AT&T Inc.	37	1,372
Verizon Communications Inc.	23	1,131
		2,503
Total Common Stocks (cost $37,835)		41,049

INVESTMENT COMPANIES - 5.8%
SPDR S&P 500 ETF Trust - Series 1	16	2,505
Total Investment Companies (cost $2,494)		2,505

SHORT TERM INVESTMENTS - 8.3%
Investment Company - 8.3%
JNL Money Market Fund, 0.03% (a) (b)	3,547	3,547
Total Short Term Investments (cost $3,547)		3,547
Total Investments - 109.6% (cost $43,876)		47,101
Other Assets and Liabilities, Net - (9.6%)		(4,119)
Total Net Assets - 100.0%		$42,982

(a)	Investment in affiliate.
(b)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2013.

See accompanying Notes to Schedules of Investments.

Curian Variable Series Trust (Unaudited)

Schedules of Investments (in thousands, except contracts)

March 31, 2013

Schedule of Written Call Options

	Expiration Date	Exercise Price	Contracts	Value
Options on Securities
Apple Inc.	04/20/2013	475.00	23	$(5)
Apple Inc.	06/22/2013	550.00	6	(1)
AT&T Inc.	10/19/2013	37.00	374	(40)
Chevron Corp.	06/22/2013	115.00	67	(36)
Chevron Corp.	04/20/2013	120.00	68	(7)
Chevron Corp.	01/18/2014	125.00	70	(27)
Cisco Systems Inc.	04/20/2013	22.00	51	—
Cisco Systems Inc.	10/19/2013	21.00	57	(7)
Cisco Systems Inc.	01/18/2014	22.00	323	(36)
ConocoPhillips	05/18/2013	60.00	248	(34)
Deere & Co.	09/21/2013	92.50	25	(5)
Deere & Co.	06/22/2013	92.50	44	(4)
Deere & Co.	01/18/2014	90.00	46	(22)
Dow Chemical Co.	06/22/2013	35.00	88	(3)
Dow Chemical Co.	01/18/2014	35.00	163	(22)
Dow Chemical Co.	06/22/2013	34.00	109	(6)
General Electric Co.	07/20/2013	23.00	212	(20)
General Electric Co.	06/22/2013	24.00	146	(5)
General Electric Co.	06/22/2013	23.00	303	(25)
Home Depot Inc.	05/18/2013	70.00	44	(7)
Home Depot Inc.	01/18/2014	67.50	129	(76)
Honeywell International	06/22/2013	75.00	115	(27)
Honeywell International	04/20/2013	72.50	15	(5)
International Business Machines Corp.	04/20/2013	210.00	10	(6)
International Business Machines Corp.	04/20/2013	205.00	23	(21)
International Business Machines Corp.	01/18/2014	220.00	45	(36)
Johnson & Johnson	01/18/2014	77.50	107	(58)
Johnson & Johnson	01/18/2014	80.00	54	(21)
Kraft Foods Group Inc.	06/22/2013	52.50	61	(6)
Kraft Foods Group Inc.	06/22/2013	50.00	181	(44)
McDonald’s Corp.	06/22/2013	95.00	28	(15)
McDonald’s Corp.	06/22/2013	100.00	113	(23)
McDonald’s Corp.	04/20/2013	95.00	32	(16)
Medtronic Inc.	08/17/2013	46.00	81	(19)
Medtronic Inc.	11/16/2013	46.00	61	(18)
Medtronic Inc.	01/18/2014	45.00	88	(32)
Microsoft Corp.	04/20/2013	29.00	200	(6)
Microsoft Corp.	10/19/2013	28.00	67	(11)
Microsoft Corp.	01/18/2014	27.00	170	(44)
Mondelez International	06/22/2013	29.00	138	(30)
Mondelez International	01/18/2014	30.00	293	(67)
PepsiCo Inc.	07/20/2013	80.00	143	(20)
PepsiCo Inc.	07/20/2013	77.50	58	(17)
Pfizer Inc.	06/22/2013	28.00	323	(42)
Pfizer Inc.	01/18/2014	27.00	540	(137)
Philip Morris International	06/22/2013	90.00	230	(100)
Qualcomm Inc.	07/20/2013	70.00	185	(28)
Qualcomm Inc.	05/18/2013	67.50	45	(8)
Schlumberger Ltd.	05/18/2013	77.50	127	(19)
SPDR S&P 500 ETF Trust - Series 1	04/20/2013	156.00	160	(33)
Union Pacific Corp.	05/18/2013	135.00	12	(10)
Union Pacific Corp.	04/20/2013	140.00	36	(14)
Union Pacific Corp.	04/20/2013	135.00	96	(75)
United Technologies Corp.	08/17/2013	92.50	48	(20)
United Technologies Corp.	05/18/2013	95.00	96	(14)
Verizon Communications Inc.	06/22/2013	49.00	55	(7)
Verizon Communications Inc.	10/19/2013	47.00	155	(45)
Verizon Communications Inc.	10/19/2013	46.00	20	(7)
Wal-Mart Stores Inc.	05/18/2013	75.00	95	(12)
Wal-Mart Stores Inc.	05/18/2013	72.50	44	(13)
Wal-Mart Stores Inc.	01/18/2014	72.50	65	(32)
Whirlpool Corp.	01/18/2014	115.00	144	$(202)
			7,155	$(1,748)

See accompanying Notes to Schedules of Investments.

Summary of Written Options

	Contracts	Premiums
Options outstanding at December 31, 2012	5,410	$966
Options written during the period	11,839	2,308
Options closed during the period	(9,363)	(1,805)
Options exercised during the period	(390)	(34)
Options expired during the period	(341)	(29)
Options outstanding at March 31, 2013	7,155	$1,406

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Curian/Franklin Templeton Frontier Markets Fund
COMMON STOCKS - 92.9%
ARGENTINA - 2.4%
Telecom Argentina SA - ADR	62	$894
Tenaris SA - ADR	21	836
Ternium SA - ADR	81	1,644
		3,374
COLOMBIA - 2.7%
BanColombia SA - ADR	21	1,322
Pacific Rubiales Energy Corp.	112	2,370
		3,692
EGYPT - 3.7%
Alexandria Mineral Oils Co.	104	1,046
Eastern Tobacco	46	650
Egyptian International Pharmaceutical Industrial Co.	162	1,011
Maridive & Oil Services SAE (a)	278	309
Orascom Telecom Holding SAE - GDR (a) (b)	483	1,537
Telecom Egypt Co.	295	574
		5,127
GEORGIA - 1.8%
Bank of Georgia Holdings Plc	106	2,486

JORDAN - 0.9%
Arab Potash Co.	9	550
Jordan Phosphate Mines	40	731
		1,281
KAZAKHSTAN - 5.9%
Kazakhmys Plc	261	1,563
KazMunaiGas Exploration Production JSC - GDR	283	5,375
KCell JSC - GDR (a) (c)	50	725
Zhaikmunai LP - GDR (b)	60	602
		8,265
KENYA - 8.5%
British American Tobacco Kenya Ltd.	252	1,592
East African Breweries Ltd.	1,091	3,967
Equity Bank Ltd.	6,880	2,675
KenolKobil Ltd. Group	3,804	445
Safaricom Ltd.	44,491	3,122
		11,801
KUWAIT - 1.9%
Mobile Telecommunications Co. KSC	960	2,591

LEBANON - 0.3%
BLOM Bank SAL - GDR	44	375

MALAWI - 0.0%
Press Corp. Ltd. - GDR (b) (d)	3	33

MAURITIUS - 1.6%
Mauritius Commercial Bank	361	2,204

MONGOLIA - 0.4%
Mongolian Mining Corp. (a) (e)	1,517	557

NIGERIA - 12.7%
Africa Prudential Registrars Plc (a)	1,864	19
FBN Holdings Plc	40,500	5,062
Guinness Nigeria Plc	1,102	1,841
Nigerian Breweries Plc	447	460
UAC of Nigeria Plc	7,038	2,444
UBA Capital Plc (a)	7,456	58
United Bank for Africa Plc (a)	61,508	3,104
Zenith Bank Plc	35,276	4,739
		17,727
OMAN - 2.5%
BankMuscat SAOG	2,186	3,491

PAKISTAN - 1.5%
Fauji Fertilizer Co. Ltd.	1,555	1,721
Indus Motor Co. Ltd.	115	344
		2,065
PANAMA - 4.8%
Cable & Wireless Communications Plc	4,401	2,808
Copa Holdings SA - Class A	32	3,809
		6,617
PERU - 4.0%
Cia de Minas Buenaventura SA - ADR	74	1,921
Credicorp Ltd.	18	2,923
Intercorp Financial Services Inc. (a)	19	758
		5,602
QATAR - 9.7%
Commercial Bank of Qatar QSC	76	1,368
Industries Qatar QSC	136	6,007
Qatar Electricity & Water Co.	17	650
Qatar Telecom Qtel QSC	174	5,446
		13,471
ROMANIA - 5.3%
Banca Transilvania (a)	4,680	1,971
OMV Petrom SA	40,945	5,442
		7,413
SOUTH AFRICA - 3.2%
MTN Group Ltd.	253	4,451

SOUTH KOREA - 2.2%
Youngone Corp.	79	3,020

TOGO - 0.5%
Ecobank Transnational Inc.	8,619	761

UKRAINE - 2.9%
Ferrexpo Plc	820	2,167
MHP SA - GDR (a) (b)	103	1,822
		3,989
UNITED ARAB EMIRATES - 5.8%
Agthia Group PJSC	165	113
Aramex PJSC	1,252	764
Dragon Oil Plc	564	5,568
First Gulf Bank PJSC	443	1,673
		8,118
VIETNAM - 4.2%
Dong Phu Rubber JSC	123	332
FPT Corp.	95	172
Hau Giang Pharmaceutical JSC	109	430
Hoa Phat Group JSC	349	429
Imexpharm Pharmaceutical JSC	116	194
PetroVietnam Drilling and Well Services JSC	729	1,476
PetroVietnam Fertilizer & Chemicals JSC	742	1,595
PetroVietnam Technical Service JSC	1,572	1,066
Viet Nam Dairy Products JSC	20	110
		5,804

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
ZIMBABWE - 3.5%
Delta Corp. Ltd.	2,684	3,086
Econet Wireless Zimbabwe Ltd. (a)	2,540	1,778
		4,864
Total Common Stocks (cost $116,596)		129,179
CORPORATE BONDS AND NOTES - 0.0%

OMAN - 0.0%
BankMuscat SAOG, 4.50%, 12/31/16 (d), OMR	328	—
Total Corporate Bonds and Notes (cost $0)		—

PARTICIPATORY NOTES - 5.3%
SAUDI ARABIA - 5.3%
Deutsche Bank AG Participatory Note (Saudi Basic Industries Corp.) (c) (d)	39	1,023
Deutsche Bank AG Participatory Note (Saudi Dairy & Foodstuff Co.) (c) (d)	10	171
HSBC Bank Plc Participatory Note (Al Mouwasat Medical Services) (c) (d)	7	115
HSBC Bank Plc Participatory Note (Etihad Etisalat Co.) (c) (d)	146	3,178
HSBC Bank Plc Participatory Note (Fawaz Abdulaziz Alhokair & Co.) (c) (d)	17	550
HSBC Bank Plc Participatory Note (Samba Financial Group) (c) (d)	54	638
HSBC Bank Plc Participatory Note (Saudi Basic Industries Corp.) (c) (d)	66	1,727
Total Participatory Notes (cost $6,365)		7,402

SHORT TERM INVESTMENTS - 1.6%
Investment Company - 1.5%
JNL Money Market Fund, 0.03% (f) (g)	2,002	2,002

Securities Lending Collateral - 0.1%
Repurchase Agreement with CSI, 0.18% (Collateralized by $18 U.S. Treasury Bond Strip, due 11/15/17-11/15/26, value $14 and $159 U.S. Treasury Note Strip, due 05/15/14-02/15/41, value $108) acquired on 03/28/13, due 04/01/13 at $120	$120	120
Total Short Term Investments (cost $2,122)		2,122
Total Investments - 99.8% (cost $125,083)		138,703
Other Assets and Liabilities, Net - 0.2%		311
Total Net Assets - 100.0%		$139,014

†	Par amounts are listed in United States Dollars unless otherwise noted.
(a)	Non-income producing security.
(b)

Rule 144A, Section 4(2) of the Securities Act of 1933 or other security which is restricted to resale to institutional investors. The Sub-Adviser has deemed these securities to be illiquid based on procedures approved by the Trust’s Board of Trustees. See Restricted Securities Note in these Schedules of Investments.

(c)

Rule 144A, Section 4(2) of the Securities Act of 1933 or other security which is restricted to resale to institutional investors. The Sub-Adviser has deemed these securities to be liquid based on procedures approved by the Trust’s Board of Trustees. As of March 31, 2013, the value of Rule 144A and Section 4(2) liquid securities was $8,127.

(d)

Security fair valued in good faith in accordance with the procedures approved by the Trust’s Board of Trustees. Good faith fair valued securities may be classified as Level 2 or Level 3 for FASB ASC Topic 820 “Fair Value Measurements and Disclosures” based on the applicable valuation inputs. See FASB ASC Topic 820 “Fair Value Measurements and Disclosures” in the Notes to the Schedule of Investments.

(e)	All or portion of the security was on loan.
(f)	Investment in affiliate.
(g)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2013.

Restricted Securities - Restricted securities are often purchased in private placement transactions and cannot be sold without prior registration unless the sale is pursuant to an exemption under the Securities Act of 1933, as amended.  The following table details restricted securities, including Rule 144A securities that have been deemed illiquid, held by the Fund at March 31, 2013.

	Initial Acquisition Date	Cost	Ending Value	Percent of Net Assets
MHP SA - GDR	09/17/2012	$1,550	$1,822	1.3%
Orascom Telecom Holding SAE - GDR	09/17/2012	1,447	1,537	1.1
Press Corp. Ltd. - GDR	11/01/2012	43	33	—
Zhaikmunai LP - GDR	10/16/2012	647	602	0.4
		$3,687	$3,994	2.8%

See accompanying Notes to Schedules of Investments.

Curian Variable Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2013

	Shares/Par †	Value
Curian/Franklin Templeton Natural Resources Fund
COMMON STOCKS - 92.7%
CONSUMER STAPLES - 0.4%
Bunge Ltd.	10	$720

ENERGY - 72.8%
Alpha Natural Resources Inc. (a)	152	1,248
Anadarko Petroleum Corp.	82	7,180
Apache Corp.	35	2,705
Baker Hughes Inc.	29	1,365
BP Plc - ADR	36	1,510
C&J Energy Services Inc. (a) (b)	46	1,052
Cabot Oil & Gas Corp. - Class A	43	2,924
Cameron International Corp. (a)	44	2,875
Canadian Natural Resources Ltd.	69	2,216
Chariot Oil & Gas Ltd. (a)	317	87
Chevron Corp.	38	4,491
Cimarex Energy Co.	16	1,192
Cobalt International Energy Inc. (a)	78	2,209
Concho Resources Inc. (a)	10	955
Devon Energy Corp.	80	4,494
Dresser-Rand Group Inc. (a)	23	1,387
Dril-Quip Inc. (a)	20	1,700
EnCana Corp.	120	2,328
Ensco Plc - Class A	47	2,819
Exxon Mobil Corp.	51	4,591
FMC Technologies Inc. (a)	55	2,986
Forum Energy Technologies Inc. (a) (b)	29	847
Gran Tierra Energy Inc. (a)	237	1,395
Halliburton Co.	129	5,220
Hess Corp.	26	1,876
Hornbeck Offshore Services Inc. (a)	32	1,477
HRT Participacoes em Petroleo SA (a)	72	119
Key Energy Services Inc. (a)	288	2,329
Kodiak Oil & Gas Corp. (a)	79	719
Kosmos Energy Ltd. (a)	99	1,119
Marathon Oil Corp.	57	1,922
Marathon Petroleum Corp.	20	1,779
MEG Energy Corp. (a)	34	1,104
National Oilwell Varco Inc.	42	2,996
Noble Corp.	27	1,043
Noble Energy Inc.	29	3,400
Occidental Petroleum Corp.	69	5,372
Oceaneering International Inc.	21	1,401
Oil States International Inc. (a)	23	1,856
Pacific Rubiales Energy Corp.	25	521
PDC Energy Inc. (a)	27	1,314
Peabody Energy Corp.	128	2,707
Petroleo Brasileiro SA - Petrobras - ADR	79	1,314
PHI Inc. (a)	24	825
Phillips 66	34	2,393
Pioneer Energy Services Corp. (a)	131	1,080
Platino Energy Corp. (a)	59	84
QEP Resources Inc.	57	1,815
Rex Energy Corp. (a)	63	1,037
RigNet Inc. (a)	36	902
Rowan Cos. Plc - Class A (a)	44	1,570
Schlumberger Ltd.	94	7,017
SM Energy Co.	43	2,573
Southwestern Energy Co. (a)	117	4,361
Superior Energy Services Inc. (a)	94	2,428
Tidewater Inc.	18	914
Total SA - ADR	53	2,533
Triangle Petroleum Corp. (a)	263	1,738
Tullow Oil Plc	98	1,834
Valero Energy Corp.	39	1,779
Weatherford International Ltd. (a)	194	2,355
Whiting Petroleum Corp. (a)	54	2,763
		134,145
INDUSTRIALS - 0.2%
Boart Longyear Ltd.	253	340

MATERIALS - 19.3%
AngloGold Ashanti Ltd. - ADR	43	1,001
B2Gold Corp. (a)	174	528
Barrick Gold Corp.	54	1,596
BHP Billiton Plc - ADR (b)	49	2,871
Celanese Corp. - Class A	25	1,090
Cliffs Natural Resources Inc. (b)	23	442
Freeport-McMoRan Copper & Gold Inc.	90	2,989
G-Resources Group Ltd. (a)	7,668	401
Goldcorp Inc.	51	1,702
Guyana Goldfields Inc.	65	181
Iluka Resources Ltd. (b)	45	442
Imperial Metals Corp. (a)	73	1,074
Ivanhoe Australia Ltd. (a)	305	84
Ivanhoe Australia Ltd. (a)	376	104
LyondellBasell Industries NV - Class A	21	1,320
MAG Silver Corp. (a)	34	322
MMG Ltd. (a) (c)	2,046	754
Molycorp Inc. (a) (b)	185	963
Nautilus Minerals Inc. (a)	78	20
Newcrest Mining Ltd.	58	1,215
North American Palladium Ltd. (a) (b)	152	217
Osisko Mining Corp.	240	1,425
PanAust Ltd.	243	631
Potash Corp. of Saskatchewan Inc.	22	861
Rangold Resources Ltd. - ADR	15	1,320
Rio Tinto Plc - ADR (b)	30	1,410
Romarco Minerals Inc.	701	566
Sandfire Resources NL (a)	104	653
Silver Lake Resources Ltd. (a)	205	452
St. Barbara Ltd. (a)	427	536
Tahoe Resources Inc.	47	820
Teck Resources Ltd. - Class B	74	2,095
Turquoise Hill Resources Ltd. (a)	86	550
United States Steel Corp.	20	388
Vale SA - ADR	58	958
Walter Energy Inc.	44	1,254
Xstrata Plc	143	2,333
		35,568
Total Common Stocks (cost $153,325)		170,773

PREFERRED STOCKS - 1.0%
ENERGY - 1.0%
Sanchez Energy Corp., Convertible Preferred, 4.88% (c) (d)	24	1,264
Sanchez Energy Corp., Convertible Preferred, 6.50%, Class B (c) (d)	10	518
Total Preferred Stocks (cost $1,700)		1,782

CORPORATE BONDS AND NOTES - 0.3%
MATERIALS - 0.3%
Molycorp Inc., 6.00%, 09/01/17	$773	548
Total Corporate Bonds and Notes (cost $773)		548

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
SHORT TERM INVESTMENTS - 9.7%
Investment Company - 6.1%
JNL Money Market Fund, 0.03% (e) (f)	11,264	11,264

Securities Lending Collateral - 3.6%
Repurchase Agreement with CSI, 0.18% (Collateralized by $1,012 U.S. Treasury Bond Strip, due 11/15/17-11/15/26, value $793 and $8,898 U.S. Treasury Note Strip, due 05/15/14-02/15/41, value $6,041) acquired on 03/28/13, due 04/01/13 at $6,700	$6,700	6,700
Total Short Term Investments (cost $17,964)		17,964
Total Investments - 103.7% (cost $173,762)		191,067
Other Assets and Liabilities, Net - (3.7%)		(6,902)
Total Net Assets - 100.0%		$184,165

†	Par amounts are listed in United States Dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or portion of the security was on loan.
(c)

Rule 144A, Section 4(2) of the Securities Act of 1933 or other security which is restricted to resale to institutional investors. The Sub-Adviser has deemed these securities to be liquid based on procedures approved by the Trust’s Board of Trustees. As of March 31, 2013, the value of Rule 144A and Section 4(2) liquid securities was $2,536.

(d)	Perpetual security.
(e)	Investment in affiliate.
(f)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2013.

See accompanying Notes to Schedules of Investments.

Curian Variable Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2013

	Shares/Par †	Value
Curian/Neuberger Berman Currency Fund
GOVERNMENT AND AGENCY OBLIGATIONS - 36.6%
GOVERNMENT SECURITIES - 36.6%
Federal Farm Credit Bank - 11.2%
Federal Farm Credit Bank
0.21%, 06/12/13 (a) (b)	$5,000	$5,001
0.26%, 06/26/13 (a) (b)	3,500	3,501
0.17%, 07/24/13 (a)	6,000	6,001
0.20%, 09/17/13 (a)	2,000	2,001
0.19%, 11/19/13 (a) (b)	11,000	11,005
		27,509
Federal Home Loan Bank - 7.5%
Federal Home Loan Bank
0.16%, 04/18/13 (a)	1,500	1,500
1.63%, 06/14/13 (a)	2,700	2,708
0.12%, 07/18/13 (a)	13,000	13,000
0.13%, 09/18/13 (a)	1,250	1,250
		18,458
Federal Home Loan Mortgage Corp. - 6.4%
Federal Home Loan Mortgage Corp.
1.63%, 04/15/13 (a)	4,750	4,753
0.15%, 05/03/13 - 06/03/13 (a) (b)	9,910	9,910
4.50%, 07/15/13 (a)	1,200	1,216
		15,879
Federal National Mortgage Association - 11.5%
Federal National Mortgage Association
4.00%, 04/08/13 (a)	2,500	2,502
1.50%, 06/26/13 (a)	25,850	25,937
		28,439
Total Government and Agency Obligations (cost $90,278)		90,285

SHORT TERM INVESTMENTS - 64.0%
Federal Home Loan Bank - 4.9%
Federal Home Loan Bank, 0.13%, 04/01/13 (a)	12,150	12,150

Federal Home Loan Mortgage Corp. - 5.3%
Federal Home Loan Mortgage Corp., 0.14%, 06/24/13 (a)	13,000	12,998

Investment Company - 4.2%
JNL Money Market Fund, 0.03% (c) (d)	10,312	10,312

Treasury Securities - 49.6%
U.S. Treasury Bill
0.07%, 04/04/13	$25,000	25,000
0.09%, 05/23/13	34,000	33,997
0.08%, 05/30/13	21,000	20,998
0.07%, 06/06/13	42,500	42,496
		122,491
Total Short Term Investments (cost $157,941)		157,951
Total Investments - 100.6% (cost $248,219)		248,236
Other Assets and Liabilities, Net - (0.6%)		(1,474)
Total Net Assets - 100.0%		$246,762

†	Par amounts are listed in United States Dollars unless otherwise noted.
(a)	This security is a direct debt of the agency and not collateralized by mortgages.
(b)	Variable rate security. Rate stated was in effect as of March 31, 2013.
(c)	Investment in affiliate.
(d)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2013.

See accompanying Notes to Schedules of Investments.

Curian Variable Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2013

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)

AUD/USD	04/24/2013	CIT	AUD	3,420	$3,555	$19
AUD/USD	04/24/2013	CIT	AUD	3,751	3,899	(3)
AUD/USD	04/24/2013	CIT	AUD	11,528	11,982	102
AUD/USD	04/24/2013	SGB	AUD	3,934	4,089	15
AUD/USD	04/24/2013	CIT	AUD	11,754	12,218	75
AUD/USD	04/24/2013	RBC	AUD	9,972	10,365	128
AUD/USD	04/24/2013	CIT	AUD	3,217	3,344	43
AUD/USD	04/24/2013	CIT	AUD	7,027	7,304	107
AUD/USD	04/24/2013	SGB	AUD	5,299	5,508	68
AUD/USD	04/24/2013	CIT	AUD	7,252	7,538	133
AUD/USD	04/24/2013	CIT	AUD	6,154	6,397	121
AUD/USD	04/24/2013	CIT	AUD	2,775	2,884	12
CAD/USD	04/24/2013	CIT	CAD	6,750	6,641	(75)
CAD/USD	04/24/2013	SGB	CAD	24,238	23,848	(300)
CAD/USD	04/24/2013	SGB	CAD	1,343	1,321	(21)
CAD/USD	04/24/2013	RBC	CAD	2,738	2,694	(34)
CAD/USD	04/24/2013	SGB	CAD	7,378	7,259	(52)
CAD/USD	04/24/2013	SGB	CAD	7,279	7,162	(19)
CAD/USD	04/24/2013	CIT	CAD	3,109	3,059	4
CAD/USD	04/24/2013	SGB	CAD	6,594	6,488	63
CAD/USD	04/24/2013	CIT	CAD	23,846	23,463	290
CAD/USD	04/24/2013	CIT	CAD	2,475	2,435	27
CHF/USD	04/24/2013	CIT	CHF	18,968	19,987	(927)
CHF/USD	04/24/2013	CIT	CHF	2,123	2,237	(82)
CHF/USD	04/24/2013	CIT	CHF	21,817	22,989	(486)
CHF/USD	04/24/2013	CIT	CHF	11,895	12,534	(102)
CHF/USD	04/24/2013	CIT	CHF	8,279	8,724	(94)
CHF/USD	04/24/2013	CIT	CHF	9,196	9,690	21
CHF/USD	04/24/2013	CIT	CHF	11,417	12,030	24
CHF/USD	04/24/2013	CIT	CHF	3,356	3,536	8
CHF/USD	04/24/2013	RBC	CHF	19,094	20,119	106
EUR/USD	04/24/2013	SGB	EUR	7,347	9,419	(545)
EUR/USD	04/24/2013	CIT	EUR	4,806	6,161	(401)
EUR/USD	04/24/2013	CIT	EUR	9,207	11,803	(709)
EUR/USD	04/24/2013	RBC	EUR	3,052	3,913	(171)
EUR/USD	04/24/2013	SGB	EUR	7,509	9,627	(424)
EUR/USD	04/24/2013	SGB	EUR	3,980	5,103	(205)
EUR/USD	04/24/2013	SGB	EUR	7,934	10,172	(438)
EUR/USD	04/24/2013	SGB	EUR	5,241	6,719	(210)
EUR/USD	04/24/2013	CIT	EUR	11,678	14,971	(208)
EUR/USD	04/24/2013	CIT	EUR	1,889	2,422	(35)
EUR/USD	04/24/2013	CIT	EUR	7,774	9,967	(94)
EUR/USD	04/24/2013	CIT	EUR	72	92	(1)
EUR/USD	04/24/2013	CIT	EUR	9,388	12,036	(250)
EUR/USD	04/24/2013	CIT	EUR	4,784	6,133	(62)
GBP/USD	04/24/2013	CIT	GBP	4,045	6,145	(197)
GBP/USD	04/24/2013	SGB	GBP	18,874	28,675	(1,164)
GBP/USD	04/24/2013	CIT	GBP	1,712	2,602	(114)
GBP/USD	04/24/2013	SGB	GBP	1,522	2,312	(82)
GBP/USD	04/24/2013	CIT	GBP	2,036	3,093	(93)
GBP/USD	04/24/2013	CIT	GBP	4,985	7,573	(228)
GBP/USD	04/24/2013	RBC	GBP	1,963	2,983	(74)
GBP/USD	04/24/2013	RBC	GBP	2,381	3,617	(76)
GBP/USD	04/24/2013	SGB	GBP	1,652	2,510	(55)
GBP/USD	04/24/2013	SGB	GBP	1,850	2,811	(13)
GBP/USD	04/24/2013	CIT	GBP	5,022	7,629	32
GBP/USD	04/24/2013	SGB	GBP	3,323	5,049	18
GBP/USD	04/24/2013	CIT	GBP	15,870	24,111	383
GBP/USD	04/24/2013	CIT	GBP	1,815	2,758	12
JPY/USD	04/24/2013	CIT	JPY	4,628,006	49,171	(1,709)
JPY/USD	04/24/2013	SGB	JPY	713,007	7,575	(125)
JPY/USD	04/24/2013	RBC	JPY	464,689	4,937	(35)
JPY/USD	04/24/2013	SGB	JPY	1,645,294	17,481	(247)
JPY/USD	04/24/2013	CIT	JPY	225,245	2,393	(24)
JPY/USD	04/24/2013	RBC	JPY	327,544	3,480	(35)
JPY/USD	04/24/2013	SGB	JPY	197,115	2,094	(14)
JPY/USD	04/24/2013	SGB	JPY	284,716	3,025	(19)
JPY/USD	04/24/2013	CIT	JPY	252,003	2,677	(15)
JPY/USD	04/24/2013	SGB	JPY	818,775	8,699	(90)
JPY/USD	04/24/2013	CIT	JPY	422,169	4,485	(70)
JPY/USD	04/24/2013	CIT	JPY	478,069	5,079	104
JPY/USD	04/24/2013	CIT	JPY	449,689	4,778	63
JPY/USD	04/24/2013	CIT	JPY	388,867	4,132	23
NOK/USD	04/24/2013	SGB	NOK	58,663	10,035	(625)
NOK/USD	04/24/2013	CIT	NOK	32,097	5,491	(383)
NOK/USD	04/24/2013	SGB	NOK	7,226	1,236	(82)
NOK/USD	04/24/2013	CIT	NOK	32,355	5,535	(297)
NOK/USD	04/24/2013	SGB	NOK	30,399	5,200	(307)
NOK/USD	04/24/2013	SGB	NOK	23,474	4,016	(225)
NOK/USD	04/24/2013	SGB	NOK	26,002	4,448	(223)
NOK/USD	04/24/2013	CIT	NOK	121,476	20,780	(614)
NOK/USD	04/24/2013	SGB	NOK	52,891	9,048	(276)
NOK/USD	04/24/2013	CIT	NOK	83,127	14,220	(321)
NOK/USD	04/24/2013	SGB	NOK	41,154	7,040	(166)
NOK/USD	04/24/2013	CIT	NOK	48,868	8,359	(119)
NOK/USD	04/24/2013	CIT	NOK	38,808	6,639	(100)
NOK/USD	04/24/2013	CIT	NOK	89,132	15,247	(220)
NOK/USD	04/24/2013	CIT	NOK	24,162	4,133	(21)
NOK/USD	04/24/2013	CIT	NOK	58,882	10,073	4
NZD/USD	04/24/2013	CIT	NZD	29,223	24,415	277
NZD/USD	04/24/2013	CIT	NZD	15,745	13,154	42
NZD/USD	04/24/2013	SGB	NZD	4,879	4,076	27
NZD/USD	04/24/2013	CIT	NZD	10,938	9,138	(47)
NZD/USD	04/24/2013	SGB	NZD	14,472	12,091	68
NZD/USD	04/24/2013	RBC	NZD	4,307	3,599	(6)
NZD/USD	04/24/2013	CIT	NZD	8,384	7,005	15
NZD/USD	04/24/2013	SGB	NZD	3,872	3,235	13
NZD/USD	04/24/2013	CIT	NZD	8,130	6,793	118
NZD/USD	04/24/2013	CIT	NZD	13,863	11,582	242
SEK/USD	04/24/2013	SGB	SEK	49,407	7,578	(186)
SEK/USD	04/24/2013	CIT	SEK	125,659	19,274	(631)
SEK/USD	04/24/2013	CIT	SEK	46,075	7,067	(205)
SEK/USD	04/24/2013	RBC	SEK	18,137	2,782	(39)
SEK/USD	04/24/2013	CIT	SEK	31,755	4,871	(63)
SEK/USD	04/24/2013	SGB	SEK	83,434	12,797	(219)
SEK/USD	04/24/2013	RBC	SEK	17,579	2,696	(73)
SEK/USD	04/24/2013	CIT	SEK	72,514	11,122	(168)
SEK/USD	04/24/2013	CIT	SEK	12,422	1,905	(12)
SEK/USD	04/24/2013	CIT	SEK	25,973	3,984	(49)
SEK/USD	04/24/2013	CIT	SEK	35,343	5,421	(57)
SEK/USD	04/24/2013	CIT	SEK	18,578	2,850	(61)
USD/AUD	04/24/2013	RBC	AUD	(46,253)	(48,078)	(190)
USD/AUD	04/24/2013	CIT	AUD	(2,509)	(2,608)	(34)
USD/AUD	04/24/2013	SGB	AUD	(15,012)	(15,604)	(262)
USD/AUD	04/24/2013	SGB	AUD	(4,635)	(4,818)	(50)
USD/AUD	04/24/2013	SGB	AUD	(4,675)	(4,860)	(67)
USD/AUD	04/24/2013	SGB	AUD	(3,877)	(4,030)	(37)
USD/AUD	04/24/2013	CIT	AUD	(16,872)	(17,537)	(312)
USD/AUD	04/24/2013	CIT	AUD	(8,346)	(8,675)	(187)
USD/AUD	04/24/2013	CIT	AUD	(7,091)	(7,370)	(163)

See accompanying Notes to Schedules of Investments.

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)

USD/AUD	04/24/2013	CIT	AUD	(1,860)	$(1,933)	$(26)
USD/AUD	04/24/2013	CIT	AUD	(147)	(153)	(1)
USD/AUD	04/24/2013	CIT	AUD	(10,497)	(10,911)	(49)
USD/AUD	04/24/2013	RBC	AUD	(2,131)	(2,215)	4
USD/CAD	04/24/2013	CIT	CAD	(6,713)	(6,605)	49
USD/CAD	04/24/2013	SGB	CAD	(4,112)	(4,046)	48
USD/CAD	04/24/2013	CIT	CAD	(8,587)	(8,449)	(115)
USD/CAD	04/24/2013	CIT	CAD	(12,193)	(11,997)	193
USD/CAD	04/24/2013	CIT	CAD	(4,639)	(4,565)	77
USD/CAD	04/24/2013	CIT	CAD	(2,613)	(2,571)	47
USD/CAD	04/24/2013	RBC	CAD	(4,382)	(4,311)	50
USD/CAD	04/24/2013	CIT	CAD	(3,532)	(3,475)	43
USD/CAD	04/24/2013	RBC	CAD	(4,861)	(4,783)	61
USD/CAD	04/24/2013	CIT	CAD	(12,156)	(11,961)	(46)
USD/CAD	04/24/2013	CIT	CAD	(7,634)	(7,512)	(115)
USD/CAD	04/24/2013	CIT	CAD	(41,691)	(41,021)	(439)
USD/CAD	04/24/2013	CIT	CAD	(6,750)	(6,642)	(36)
USD/CHF	04/24/2013	CIT	CHF	(11,015)	(11,607)	278
USD/CHF	04/24/2013	SGB	CHF	(2,132)	(2,246)	68
USD/CHF	04/24/2013	SGB	CHF	(5,187)	(5,465)	196
USD/CHF	04/24/2013	RBC	CHF	(5,405)	(5,696)	248
USD/CHF	04/24/2013	CIT	CHF	(14,063)	(14,818)	712
USD/CHF	04/24/2013	SGB	CHF	(8,032)	(8,464)	287
USD/CHF	04/24/2013	RBC	CHF	(3,108)	(3,275)	115
USD/CHF	04/24/2013	SGB	CHF	(12,051)	(12,698)	380
USD/CHF	04/24/2013	SGB	CHF	(2,656)	(2,799)	79
USD/CHF	04/24/2013	CIT	CHF	(2,699)	(2,844)	82
USD/CHF	04/24/2013	SGB	CHF	(11,775)	(12,407)	227
USD/CHF	04/24/2013	CIT	CHF	(11,343)	(11,952)	211
USD/CHF	04/24/2013	SGB	CHF	(6,804)	(7,169)	149
USD/CHF	04/24/2013	CIT	CHF	(25,887)	(27,277)	274
USD/CHF	04/24/2013	CIT	CHF	(5,921)	(6,239)	36
USD/CHF	04/24/2013	CIT	CHF	(10,851)	(11,434)	86
USD/EUR	04/24/2013	CIT	EUR	(6,945)	(8,904)	462
USD/EUR	04/24/2013	RBC	EUR	(12,477)	(15,996)	922
USD/EUR	04/24/2013	CIT	EUR	(10,633)	(13,631)	813
USD/EUR	04/24/2013	RBC	EUR	(5,228)	(6,703)	378
USD/EUR	04/24/2013	SGB	EUR	(2,701)	(3,462)	148
USD/EUR	04/24/2013	SGB	EUR	(9,327)	(11,957)	318
USD/EUR	04/24/2013	SGB	EUR	(12,825)	(16,443)	374
USD/EUR	04/24/2013	CIT	EUR	(2,218)	(2,843)	33
USD/EUR	04/24/2013	RBC	EUR	(15,259)	(19,563)	(75)
USD/GBP	04/24/2013	CIT	GBP	(3,907)	(5,936)	216
USD/GBP	04/24/2013	SGB	GBP	(1,413)	(2,147)	80
USD/GBP	04/24/2013	CIT	GBP	(10,389)	(15,784)	481
USD/GBP	04/24/2013	CIT	GBP	(4,191)	(6,367)	260
USD/GBP	04/24/2013	SGB	GBP	(2,019)	(3,068)	11
USD/GBP	04/24/2013	CIT	GBP	(2,575)	(3,912)	(45)
USD/GBP	04/24/2013	CIT	GBP	(5,132)	(7,797)	(87)
USD/GBP	04/24/2013	CIT	GBP	(7,683)	(11,672)	(207)
USD/GBP	04/24/2013	CIT	GBP	(1,315)	(1,998)	(36)
USD/GBP	04/24/2013	CIT	GBP	(2,145)	(3,260)	(9)
USD/GBP	04/24/2013	CIT	GBP	(3,396)	(5,159)	(13)
USD/JPY	04/24/2013	CIT	JPY	(282,394)	(3,000)	113
USD/JPY	04/24/2013	SGB	JPY	(1,417,966)	(15,065)	471
USD/JPY	04/24/2013	RBC	JPY	(510,480)	(5,424)	118
USD/JPY	04/24/2013	CIT	JPY	(1,561,855)	(16,594)	147
USD/JPY	04/24/2013	CIT	JPY	(272,312)	(2,893)	45
USD/JPY	04/24/2013	SGB	JPY	(863,470)	(9,174)	83
USD/JPY	04/24/2013	SGB	JPY	(819,616)	(8,708)	(17)
USD/JPY	04/24/2013	CIT	JPY	(643,621)	(6,838)	85
USD/JPY	04/24/2013	CIT	JPY	(1,107,305)	(11,765)	291
USD/JPY	04/24/2013	CIT	JPY	(282,165)	(2,998)	(56)
USD/JPY	04/24/2013	CIT	JPY	(249,365)	(2,649)	(53)
USD/JPY	04/24/2013	CIT	JPY	(704,101)	(7,481)	(155)
USD/JPY	04/24/2013	CIT	JPY	(552,662)	(5,872)	(90)
USD/NOK	04/24/2013	SGB	NOK	(20,038)	(3,428)	205
USD/NOK	04/24/2013	CIT	NOK	(43,057)	(7,365)	465
USD/NOK	04/24/2013	CIT	NOK	(17,226)	(2,947)	182
USD/NOK	04/24/2013	CIT	NOK	(19,023)	(3,254)	201
USD/NOK	04/24/2013	CIT	NOK	(10,815)	(1,850)	116
USD/NOK	04/24/2013	RBC	NOK	(34,227)	(5,855)	384
USD/NOK	04/24/2013	SGB	NOK	(62,651)	(10,717)	550
USD/NOK	04/24/2013	CIT	NOK	(23,113)	(3,954)	206
USD/NOK	04/24/2013	CIT	NOK	(134,046)	(22,930)	404
USD/NOK	04/24/2013	CIT	NOK	(189,477)	(32,412)	586
USD/NZD	04/24/2013	CIT	NZD	(55,620)	(46,470)	(113)
USD/NZD	04/24/2013	RBC	NZD	(5,029)	(4,202)	2
USD/NZD	04/24/2013	SGB	NZD	(11,240)	(9,391)	67
USD/NZD	04/24/2013	RBC	NZD	(6,736)	(5,628)	21
USD/NZD	04/24/2013	RBC	NZD	(5,662)	(4,731)	(14)
USD/NZD	04/24/2013	CIT	NZD	(10,094)	(8,433)	31
USD/NZD	04/24/2013	SGB	NZD	(6,176)	(5,160)	51
USD/NZD	04/24/2013	CIT	NZD	(14,178)	(11,845)	(60)
USD/NZD	04/24/2013	CIT	NZD	(3,005)	(2,511)	(39)
USD/NZD	04/24/2013	CIT	NZD	(2,477)	(2,070)	(43)
USD/NZD	04/24/2013	CIT	NZD	(2,370)	(1,980)	(32)
USD/NZD	04/24/2013	CIT	NZD	(2,641)	(2,206)	(36)
USD/NZD	04/24/2013	CIT	NZD	(4,543)	(3,796)	(65)
USD/SEK	04/24/2013	CIT	SEK	(67,911)	(10,416)	150
USD/SEK	04/24/2013	CIT	SEK	(69,515)	(10,662)	229
USD/SEK	04/24/2013	SGB	SEK	(111,619)	(17,120)	373
USD/SEK	04/24/2013	SGB	SEK	(18,924)	(2,903)	90
USD/SEK	04/24/2013	CIT	SEK	(62,008)	(9,511)	227
USD/SEK	04/24/2013	SGB	SEK	(15,956)	(2,447)	71
USD/SEK	04/24/2013	SGB	SEK	(20,649)	(3,167)	95
USD/SEK	04/24/2013	CIT	SEK	(48,001)	(7,362)	258
USD/SEK	04/24/2013	SGB	SEK	(29,701)	(4,556)	53
USD/SEK	04/24/2013	CIT	SEK	(37,980)	(5,825)	95
USD/SEK	04/24/2013	CIT	SEK	(59,260)	(9,089)	148
USD/SEK	04/24/2013	CIT	SEK	(60,283)	(9,246)	131
USD/SEK	04/24/2013	CIT	SEK	(50,261)	(7,709)	83
					$(46,685)	$(1,466)

See accompanying Notes to Schedules of Investments.

Curian Variable Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2013

	Shares/Par †	Value
Curian/Nicholas Convertible Arbitrage Fund
PREFERRED STOCKS - 3.2%
CONSUMER DISCRETIONARY - 2.3%
General Motors Co., 4.75%, 12/01/13	126	$5,389

MATERIALS - 0.5%
Cliffs Natural Resources Inc. - Class A, 7.00%, 02/01/16	61	1,145

TELECOMMUNICATION SERVICES - 0.4%
Iridium Communications Inc., Convertible Preferred, 7.00% (a) (g)	10	869
Total Preferred Stocks (cost $7,202)		7,403

CORPORATE BONDS AND NOTES - 100.8%
CONSUMER DISCRETIONARY - 15.3%
Ctrip.com International Ltd., 0.50%, 09/15/17 (b) (c) (g)	$4,645	5,853
D.R. Horton Inc., 2.00%, 05/15/14 (b) (c)	2,850	5,372
Group 1 Automotive Inc., 2.25%, 06/15/36 (c)	2,500	2,897
Iconix Brand Group Inc., 2.50%, 06/01/16 (b) (c) (g)	2,720	3,024
International Game Technology, 3.25%, 05/01/14 (b) (c) (g)	4,450	4,803
Jarden Corp., 1.88%, 09/15/18 (b) (c) (g)	3,000	3,418
MGM Resorts International, 4.25%, 04/15/15 (c)	4,445	4,826
TRW Automotive Inc., 3.50%, 12/01/15 (c)	2,580	5,012
		35,205
ENERGY - 9.6%
Chesapeake Energy Corp., 2.50%, 05/15/37 (b) (c)	5,200	4,982
Cobalt International Energy Inc., 2.63%, 12/01/19 (b) (c)	6,245	6,975
Hornbeck Offshore Services Inc., 1.50%, 09/01/19 (b) (c) (g)	4,710	5,490
InterOil Corp., 2.75%, 11/15/15 (c)	840	820
PDC Energy Inc., 3.25%, 05/15/16 (c) (g)	2,875	3,896
		22,163
FINANCIALS - 11.9%
Amtrust Financial Services Inc., 5.50%, 12/15/21 (b) (c)	1,785	2,526
Annaly Capital Management Inc., 4.00%, 02/15/15 (b) (c)	2,750	3,434
Encore Capital Group Inc., 3.00%, 11/27/17 (c) (g)	1,000	1,141
Forestar Group Inc., 3.75%, 03/01/20 (c)	2,970	3,469
iStar Financial Inc., 3.00%, 11/15/16 (c)	2,000	2,351
NorthStar Realty Finance LP, 7.50%, 03/15/31 (c) (g)	1,660	2,618
PHH Corp., 4.00%, 09/01/14 (c)	3,250	3,573
Radian Group Inc., 2.25%, 03/01/19 (c)	2,200	2,651
Redwood Trust Inc., 4.63%, 04/15/18 (c)	2,120	2,335
Walter Investment Management Corp., 4.50%, 11/01/19 (c)	3,128	3,359
		27,457
HEALTH CARE - 16.8%
Auxilium Pharmaceuticals Inc., 1.50%, 07/15/18 (b) (c)	3,085	3,123
Brookdale Senior Living Inc., 2.75%, 06/15/18 (b) (c)	1,249	1,507
Hologic Inc.
2.00%, 12/15/37 (b) (c)	3,325	4,015
2.00%, 12/15/43 (d)	1,450	1,520
Medicines Co., 1.38%, 06/01/17 (c) (g)	4,320	5,797
Medivation Inc., 2.63%, 04/01/17 (c)	3,400	4,182
Molina Healthcare Inc., 1.13%, 01/15/20 (c) (g)	2,175	2,175
Salix Pharmaceuticals Ltd., 1.50%, 03/15/19 (c) (g)	6,215	6,592
Vertex Pharmaceuticals Inc., 3.35%, 10/01/15 (c)	2,895	3,468
WellPoint Inc., 2.75%, 10/15/42 (c) (g)	5,790	6,326
		38,705
INDUSTRIALS - 13.4%
Air Lease Corp., 3.88%, 12/01/18 (b) (c) (g)	3,020	3,703
AirTran Holdings Inc., 5.25%, 11/01/16 (b) (c)	3,002	4,314
Chart Industries Inc., 2.00%, 08/01/18 (b) (c)	4,250	5,753
GenCorp Inc., 4.06%, 12/31/39 (c)	1,910	2,982
Hawaiian Holdings Inc., 5.00%, 03/15/16 (b) (c)	3,250	3,473
Hertz Global Holdings Inc., 5.25%, 06/01/14 (c)	1,200	3,254
Titan Machinery Inc., 3.75%, 05/01/19 (c) (g)	6,400	6,436
XPO Logistics Inc., 4.50%, 10/01/17 (c)	800	946
		30,861
INFORMATION TECHNOLOGY - 30.5%
Alliance Data Systems Corp., 1.75%, 08/01/13 (b) (c)	1,685	3,463
Arris Group Inc., 2.00%, 11/15/26 (c)	2,920	3,276
Blucora Inc., 4.25%, 04/01/19 (c) (g)	585	604
Bottomline Technologies Inc., 1.50%, 12/01/17 (c)	2,090	2,435
BroadSoft Inc., 1.50%, 07/01/18 (b) (c)	3,000	3,066
Ciena Corp., 4.00%, 12/15/20 (b) (c)	5,125	6,131
Concur Technologies Inc., 2.50%, 04/15/15 (c) (g)	4,470	6,275
CSG Systems International Inc., 3.00%, 03/01/17 (b) (c) (g)	3,315	3,713
DealerTrack Holdings Inc., 1.50%, 03/15/17 (c) (g)	4,130	4,403
Electronic Arts Inc., 0.75%, 07/15/16 (b) (c)	6,675	6,466
Intel Corp., 3.25%, 08/01/39 (b) (c) (g)	4,235	5,098
Ixia, 3.00%, 12/15/15 (b) (c)	3,040	4,005
Linear Technology Corp., 3.00%, 05/01/27 (c)	2,765	2,955
Novellus Systems Inc., 2.63%, 05/15/41 (c)	1,880	2,558
Nuance Communications Inc., 2.75%, 11/01/31 (c)	3,950	4,081
SanDisk Corp., 1.50%, 08/15/17 (c)	4,315	5,561
WebMD Health Corp., 2.50%, 01/31/18 (c)	2,465	2,268
Xilinx Inc., 3.13%, 03/15/37 (c)	2,845	3,814
		70,172
MATERIALS - 1.8%
Kaiser Aluminum Corp., 4.50%, 04/01/15 (c)	2,945	4,129

TELECOMMUNICATION SERVICES - 1.5%
SBA Communications Corp., 4.00%, 10/01/14 (c)	1,465	3,493

Total Corporate Bonds and Notes (cost $211,651)		232,185

SHORT TERM INVESTMENTS - 3.5%
Investment Company - 3.5%
JNL Money Market Fund, 0.03% (e) (f)	8,019	8,019

Total Short Term Investments (cost $8,019)		8,019

Total Investments - 107.5% (cost $226,872)		247,607
Total Securities Sold Short - (46.9%) (proceeds $94,804)		(107,915)
Other Assets and Liabilities, Net - 39.4%		90,617
Total Net Assets - 100.0%		$230,309

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
SECURITIES SOLD SHORT - 46.9%
COMMON STOCKS - 46.9%
CONSUMER DISCRETIONARY - 9.4%
Ctrip.com International Ltd. - ADR	168	$3,600
D.R. Horton Inc.	208	5,042
General Motors Co.	113	3,141
Group 1 Automotive Inc.	23	1,397
Iconix Brand Group Inc.	44	1,136
International Game Technology	45	735
Jarden Corp.	32	1,388
MGM Resorts International	60	786
TRW Automotive Holdings Corp.	78	4,276
		21,501
ENERGY - 3.5%
Chesapeake Energy Corp.	23	478
Cobalt International Energy Inc.	96	2,718
Hornbeck Offshore Services Inc.	66	3,049
PDC Energy Inc.	38	1,871
		8,116
FINANCIALS - 5.1%
Amtrust Financial Services Inc.	52	1,819
Annaly Capital Management Inc.	49	784
Encore Capital Group Inc.	22	668
Forestar Group Inc.	58	1,262
iStar Financial Inc.	93	1,017
NorthStar Realty Finance Corp.	138	1,304
PHH Corp.	40	880
Radian Group Inc.	145	1,556
Redwood Trust Inc.	42	966
Walter Investment Management Corp.	40	1,488
		11,744
HEALTH CARE - 7.1%
Auxilium Pharmaceuticals Inc.	72	1,249
Brookdale Senior Living Inc.	22	605
Hologic Inc.	73	1,658
Medicines Co.	91	3,044
Medivation Inc.	37	1,709
Molina Healthcare Inc.	24	741
Salix Pharmaceuticals Ltd.	47	2,417
Vertex Pharmaceuticals Inc.	27	1,467
WellPoint Inc.	51	3,404
		16,294
INDUSTRIALS - 6.2%
Air Lease Corp. - Class A	60	1,757
Chart Industries Inc.	45	3,637
GenCorp Inc.	143	1,896
Hawaiian Holdings Inc.	206	1,188
Hertz Global Holdings Inc.	116	2,579
Southwest Airlines Co.	98	1,318
Titan Machinery Inc.	52	1,453
XPO Logistics Inc.	27	451
		14,279
INFORMATION TECHNOLOGY - 13.0%
Alliance Data Systems Corp.	17	2,776
Arris Group Inc.	113	1,934
Blucora Inc.	18	271
Bottomline Technologies Inc.	45	1,296
BroadSoft Inc.	32	850
Ciena Corp.	152	2,430
Concur Technologies Inc.	68	4,690
CSG Systems International Inc.	68	1,451
Dealertrack Technologies Inc.	61	1,785
Electronic Arts Inc.	53	940
Intel Corp.	92	2,015
Ixia	86	1,865
Lam Research Corp.	15	636
Linear Technology Corp.	11	407
Nuance Communications Inc.	37	749
SanDisk Corp.	56	3,097
Xilinx Inc.	73	2,779
		29,971
MATERIALS - 1.0%
Kaiser Aluminum Corp.	37	2,366
TELECOMMUNICATION SERVICES - 1.6%
Iridium Communications Inc.	55	331
SBA Communications Corp.	46	3,313
		3,644
Total Securities Sold Short - 46.9% (proceeds $94,804)		$107,915

†	Par amounts are listed in United States Dollars unless otherwise noted.
(a)	Perpetual security.
(b)	All or a portion of the security is pledged or segregated as collateral.
(c)	Convertible security.
(d)	Security is a “step-up” bond where the coupon may increase or step up at a future date. Rate stated was the coupon as of March 31, 2013.
(e)	Investment in affiliate.
(f)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2013.
(g)

Rule 144A, Section 4(2) of the Securities Act of 1933 or other security which is restricted to resale to institutional investors. The Sub-Adviser has deemed these securities to be liquid based on procedures approved by the Trust’s Board of Trustees. As of March 31, 2013, the value of Rule 144A and Section 4(2) liquid securities was $82,235.

See accompanying Notes to Schedules of Investments.

Curian Variable Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2013

	Shares/Par †	Value
Curian/PIMCO Credit Income Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 2.4%
American Airlines Pass-Through Trust, 5.25%, 01/31/21	$54	$59
Asset Backed Securities Corp. Home Equity Loan Trust REMIC, 0.83%, 09/25/34 (a)	53	46
Banc of America Large Loan Inc. REMIC, 2.50%, 11/15/15 (a) (j)	90	91
BlueMountain CLO Ltd., 0.53%, 11/15/17 (j)	192	191
Centex Home Equity Loan Trust REMIC, 0.82%, 09/25/34 (a)	77	66
Continental Airlines Inc. Pass-Through Trust
7.25%, 11/10/19	61	70
5.50%, 10/29/20	200	209
Countrywide Asset-Backed Certificates REMIC
0.92%, 07/25/34 (a)	130	114
1.06%, 08/25/34 (a)	100	88
CVS Pass-Through Trust, 7.51%, 01/10/32 (j)	66	85
HomeBanc Mortgage Trust REMIC, 0.47%, 10/25/35 (a)	44	37
Park Place Securities Inc. Asset-Backed Pass-Through Certificates REMIC, 1.19%, 09/25/34 (a)	98	81
Total Non-U.S. Government Agency Asset-Backed Securities (cost $1,128)		1,137

CORPORATE BONDS AND NOTES - 52.1%
CONSUMER DISCRETIONARY - 3.3%
CC Holdings GS V LLC
2.38%, 12/15/17 (k)	150	151
3.85%, 04/15/23 (j)	200	201
Clear Channel Worldwide Holdings Inc., 6.50%, 11/15/22 (j)	100	106
Comcast Corp., 6.50%, 01/15/17	50	60
DISH DBS Corp., 5.00%, 03/15/23 (j)	100	98
HD Supply Inc., 8.13%, 04/15/19	130	147
MCE Finance Ltd., 5.00%, 02/15/21 (j)	200	202
NBCUniversal Media LLC, 4.38%, 04/01/21	125	141
Tribune Co. Term Loan, 4.00%, 12/31/19 (a)	100	101
Whirlpool Corp., 4.70%, 06/01/22	200	219
Wynn Las Vegas LLC, 5.38%, 03/15/22	160	168
		1,594
CONSUMER STAPLES - 1.6%
Altria Group Inc., 9.25%, 08/06/19 (b)	17	24
Anheuser-Busch InBev Worldwide Inc., 7.75%, 01/15/19	175	230
BAT International Finance Plc, 9.50%, 11/15/18	100	139
Constellation Brands Inc. Bridge Term Loan, 0.00%, 06/28/20 (a) (c)	100	99
HJ Heinz Co. Bridge Term Loan, 0.00%, 02/15/14 (a)	100	100
Reynolds Group Issuer Inc., 7.88%, 08/15/19	50	55
Tyson Foods Inc., 4.50%, 06/15/22	100	109
		756
ENERGY - 11.4%
AK Transneft OJSC Via TransCapitalInvest Ltd., 8.70%, 08/07/18 (j)	100	127
Arch Coal Inc., 7.25%, 10/01/20	150	135
BG Energy Capital Plc, 4.00%, 10/15/21 (j)	125	137
BP AMI Leasing Inc., 5.52%, 05/08/19 (j)	125	148
Canadian Oil Sands Ltd., 7.75%, 05/15/19 (j)	50	63
Concho Resources Inc., 5.50%, 04/01/23	75	78
El Paso Pipeline Partners Operating Co. LLC, 5.00%, 10/01/21	40	45
Encana Corp., 6.50%, 02/01/38	50	59
Ensco Plc, 4.70%, 03/15/21	100	112
Enterprise Products Operating LLC, 3.35%, 03/15/23	300	305
Gazprom OAO Via Gaz Capital SA, 9.25%, 04/23/19	300	387
Harvest Operations Corp., 6.88%, 10/01/17	150	168
Hiland Partners LP, 7.25%, 10/01/20 (j)	125	137
MarkWest Energy Partners LP
5.50%, 02/15/23	50	52
4.50%, 07/15/23	200	196
Midstates Petroleum Co. Inc., 10.75%, 10/01/20 (j)	100	111
NGPL PipeCo LLC, 9.63%, 06/01/19 (j)	200	224
OGX Austria GmbH, 8.50%, 06/01/18 (j)	200	156
ONEOK Partners LP, 3.38%, 10/01/22	25	25
Pacific Rubiales Energy Corp., 5.13%, 03/28/23 (k)	100	101
Petrobras International Finance Co.
7.88%, 03/15/19	100	122
5.75%, 01/20/20	90	99
5.38%, 01/27/21	100	108
Pioneer Natural Resources Co.
5.88%, 07/15/16	100	113
6.65%, 03/15/17	100	117
6.88%, 05/01/18	50	61
3.95%, 07/15/22	110	115
Plains All American Pipeline LP, 8.75%, 05/01/19	150	203
Pride International Inc., 8.50%, 06/15/19	100	132
Range Resources Corp., 5.00%, 03/15/23 (j)	25	26
Rockies Express Pipeline LLC
3.90%, 04/15/15 (j)	100	101
6.85%, 07/15/18 (j)	57	58
6.00%, 01/15/19 (j)	200	196
SandRidge Energy Inc., 8.13%, 10/15/22	50	53
Sibur Securities Ltd., 3.91%, 01/31/18 (k)	200	196
Southwestern Energy Co., 4.10%, 03/15/22	100	106
Sunoco Logistics Partners Operations LP, 3.45%, 01/15/23	100	99
Targa Resources Partners LP
6.88%, 02/01/21	62	68
6.38%, 08/01/22	100	109
5.25%, 05/01/23 (j)	100	104
TNK-BP Finance SA
7.50%, 07/18/16 (j)	100	115
7.88%, 03/13/18 (j)	100	120
7.88%, 03/13/18	100	120
Total Capital Canada Ltd., 0.68%, 01/15/16 (a)	100	100
Western Gas Partners LP, 4.00%, 07/01/22	100	103
		5,510
FINANCIALS - 24.2%
Ally Financial Inc., 3.68%, 06/20/14 (a)	70	72
American Campus Communities Operating Partnership LP, 3.75%, 04/15/23	50	50
American Tower Corp., 3.50%, 01/31/23	150	149
Banco Continental SA via Continental Senior Trustees II Cayman Ltd., 5.75%, 01/18/17 (j)	300	329
Banco de Credito del Peru, 4.25%, 04/01/23 (j)	100	100
Banco do Brasil SA, 3.88%, 10/10/22	200	193
Banco Santander Brasil SA
4.50%, 04/06/15 (j)	100	104
4.63%, 02/13/17 (j)	300	317
Banco Santander Chile, 3.88%, 09/20/22 (k)	150	151
Bank of America Corp., 0.00%, 01/04/17 (d)	500	465

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Banque PSA Finance SA
2.18%, 04/04/14 (a) (k)	100	99
3.88%, 01/14/15, EUR	100	129
Barclays Bank Plc, 14.00%, (callable at 100 beginning 12/15/19) (e), GBP	100	204
BBVA Bancomer SA, 6.50%, 03/10/21 (j)	250	284
BBVA US Senior SAU, 4.66%, 10/09/15	200	205
Caterpillar Financial Australia Ltd., 4.25%, 09/03/14, AUD	100	105
CIT Group Inc., 4.25%, 08/15/17	100	104
Citigroup Inc.
1.08%, 04/01/16 (a)	500	500
1.48%, 11/30/17 (a), EUR	150	185
Eksportfinans ASA, 5.50%, 06/26/17	100	104
Fidelity National Financial Inc., 5.50%, 09/01/22	100	114
First American Financial Corp., 4.30%, 02/01/23	100	104
Ford Motor Credit Co. LLC
8.00%, 06/01/14	100	108
1.38%, 08/28/14 (a)	200	200
7.00%, 04/15/15	100	110
4.25%, 02/03/17	200	214
2.38%, 01/16/18	200	199
Goldman Sachs Group Inc.
7.50%, 02/15/19	180	225
5.75%, 01/24/22	300	349
HBOS Plc, 6.75%, 05/21/18 (j)	200	222
HSBC Bank USA NA, 4.88%, 08/24/20	110	124
ICICI Bank Ltd., 5.00%, 01/15/16	100	107
Itau Unibanco Holding SA, 5.13%, 05/13/23 (j)	200	204
JPMorgan Chase & Co., 7.25%, 02/01/18	200	249
JPMorgan Chase Bank NA
0.61%, 06/13/16 (a)	250	246
5.38%, 09/28/16, GBP	100	170
0.88%, 05/31/17 (a), EUR	500	628
6.00%, 10/01/17	250	294
LBG Capital No.1 Plc, 7.59%, 05/12/20, GBP	200	311
Merrill Lynch & Co. Inc.
6.40%, 08/28/17	275	323
6.88%, 04/25/18	410	495
Morgan Stanley
1.54%, 02/25/16 (a)	200	201
7.30%, 05/13/19	390	483
5.63%, 09/23/19	125	144
5.75%, 01/25/21	100	116
Nationstar Mortgage LLC, 7.88%, 10/01/20 (j)	100	110
PHH Corp., 9.25%, 03/01/16	100	117
RCI Banque SA, 3.50%, 04/03/18 (k)	100	100
Royal Bank of Scotland Group Plc, 6.99%, (callable at 100 beginning 10/05/17) (e) (k)	100	95
Royal Bank of Scotland Plc, 9.50%, 03/16/22 (a)	100	115
SL Green Realty Corp., 4.50%, 12/01/22	100	101
SLM Corp.
3.88%, 09/10/15	150	156
8.45%, 06/15/18	200	237
8.00%, 03/25/20	150	174
Walter Investment Management Corp. Term Loan B, 5.75%, 12/01/17 (a)	346	351
Wells Fargo Bank NA, 5.95%, 08/26/36	100	124
Weyerhaeuser Co., 7.38%, 10/01/19	150	184
		11,653
HEALTH CARE - 1.3%
Amgen Inc., 4.10%, 06/15/21	355	393
Biomet Inc. Term Loan, 3.95%, 07/25/17 (a)	150	151
Community Health Systems Inc., 5.13%, 08/15/18	30	32
HCA Inc., 8.50%, 04/15/19	60	66
		642
INDUSTRIALS - 2.9%
ADT Corp., 3.50%, 07/15/22 (k)	100	100
Aviation Capital Group Corp.
4.63%, 01/31/18 (k)	100	103
7.13%, 10/15/20 (j)	50	57
AWAS Aviation Capital Ltd., 7.00%, 10/17/16 (j)	40	43
Burlington Northern Santa Fe LLC, 3.45%, 09/15/21	125	133
General Electric Co., 5.25%, 12/06/17	130	152
International Lease Finance Corp.
6.75%, 09/01/16 (j)	200	226
7.13%, 09/01/18 (j)	90	106
Masco Corp., 6.50%, 08/15/32	100	102
Penske Truck Leasing Co. LP
3.75%, 05/11/17 (j)	40	43
3.38%, 03/15/18 (j)	100	104
USG Corp., 8.38%, 10/15/18 (j)	100	110
Verisk Analytics Inc., 4.13%, 09/12/22	100	103
		1,382
INFORMATION TECHNOLOGY - 0.4%
Autodesk Inc., 1.95%, 12/15/17	100	99
BMC Software Inc., 4.50%, 12/01/22	100	102
		201
MATERIALS - 3.2%
Building Materials Corp. of America, 6.75%, 05/01/21 (j)	100	109
Cemex SAB de CV, 5.88%, 03/25/19 (j)	200	202
EuroChem Mineral & Chemical Co. OJSC via EuroChem GI Ltd., 5.13%, 12/12/17 (k)	200	203
Freeport-McMoRan Copper & Gold Inc., 3.88%, 03/15/23 (k)	100	100
Georgia-Pacific LLC, 7.38%, 12/01/25	50	68
Graphic Packaging International Inc., 4.75%, 04/15/21	50	51
Huntsman International LLC, 4.88%, 11/15/20	100	101
OJSC Novolipetsk Steel via Steel Funding Ltd., 4.45%, 02/19/18 (k)	200	199
Rock-Tenn Co., 4.90%, 03/01/22	30	32
Teck Resources Ltd., 3.75%, 02/01/23	100	98
Walter Energy Inc., 8.50%, 04/15/21 (k)	100	103
Westlake Chemical Corp., 3.60%, 07/15/22	30	30
Weyerhaeuser Co., 7.38%, 03/15/32	100	127
Xstrata Finance Canada Ltd., 2.45%, 10/25/17 (k)	100	101
		1,524
TELECOMMUNICATION SERVICES - 2.0%
AT&T Inc., 5.50%, 02/01/18	50	59
Lynx I Corp., 5.38%, 04/15/21 (j)	200	208
Telecom Italia Capital SA, 6.18%, 06/18/14	100	105
Telefonica Emisiones SAU
3.99%, 02/16/16	100	104
6.42%, 06/20/16	100	111
5.81%, 09/05/17, EUR	100	144
Verizon Communications Inc., 6.10%, 04/15/18	40	48
VimpelCom Holdings BV, 5.20%, 02/13/19 (j)	200	201
		980
UTILITIES - 1.8%
Energy Future Intermediate Holding Co. LLC
6.88%, 08/15/17 (j)	100	105

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
10.00%, 12/01/20	70	79
ENN Energy Holdings Ltd., 6.00%, 05/13/21	200	233
MidAmerican Energy Holdings Co., 6.50%, 09/15/37	50	65
Niagara Mohawk Power Corp., 2.72%, 11/28/22 (k)	100	99
NRG Energy Inc.
8.25%, 09/01/20	50	56
7.88%, 05/15/21	20	22
6.63%, 03/15/23 (j)	100	106
Western Massachusetts Electric Co., 3.50%, 09/15/21	100	107
		872
Total Corporate Bonds and Notes (cost $24,734)		25,114

GOVERNMENT AND AGENCY OBLIGATIONS - 26.8%
GOVERNMENT SECURITIES - 26.8%
Sovereign - 4.2%
Italy Buoni Poliennali Del Tesoro, 4.75%, 06/01/17, EUR	600	808
Junta de Castilla y Leon
6.27%, 02/19/18, EUR	100	133
6.51%, 03/01/19, EUR	100	133
Spain Government Bond
3.75%, 10/31/15, EUR	100	131
3.25%, 04/30/16, EUR	125	161
4.50%, 01/31/18, EUR	500	660
		2,026
U.S. Treasury Securities - 22.6%
U.S. Treasury Bond
3.13%, 11/15/41 - 02/15/42	660	663
3.00%, 05/15/42	1,200	1,175
2.75%, 08/15/42 - 11/15/42	1,095	1,016
U.S. Treasury Note
1.75%, 05/15/22 (f)	2,030	2,036
1.63%, 08/15/22 - 11/15/22	6,105	6,016
		10,906
Total Government and Agency Obligations (cost $13,131)		12,932

PURCHASED OPTIONS - 0.0%
Put Swaption, 3 month LIBOR versus 0.95% fixed, 04/29/13, CIT	2	1
Put Swaption, 3 month LIBOR versus 3.45% fixed, Expiration 09/21/15, DUB	1	8
Total Purchased Options (cost $8)		9

SHORT TERM INVESTMENTS - 19.6%
Certificates of Deposit - 0.5%
Banco do Brasil SA NY, 1.96%, 06/28/13	$100	100
Dexia Credit Local SA, 1.40%, 09/20/13	150	150
		250
Commercial Paper - 1.0%
Ford Motor Credit Co. LLC, 0.01%, 11/22/13	100	99
Itau Unibanco NY, 0.01%, 03/03/14	400	398
		497
Federal National Mortgage Association - 4.1%
Federal National Mortgage Association, 0.14%, 11/01/13 (g)	1,962	1,961

Investment Company - 1.3%
JNL Money Market Fund, 0.03% (h) (i)	639	639

Treasury Securities - 12.7%
U.S. Treasury Bill
0.12%, 11/14/13 (f)	$38	38
0.13%, 12/12/13 (f)	83	83
0.14%, 01/09/14 (f)	2,984	2,981
0.14%, 02/06/14 (f)	1,716	1,714
0.14%, 03/06/14	1,300	1,299
		6,115
Total Short Term Investments (cost $9,458)		9,462
Total Investments - 100.9% (cost $48,459)		48,654
Other Assets and Liabilities, Net - (0.9%)		(421)
Total Net Assets - 100.0%		$48,233

†	Par amounts are listed in United States Dollars unless otherwise noted.
(a)	Variable rate security. Rate stated was in effect as of March 31, 2013.
(b)	The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.
(c)

Security fair valued in good faith in accordance with the procedures approved by the Trust’s Board of Trustees. Good faith fair valued securities may be classified as Level 2 or Level 3 for FASB ASC Topic 820 “Fair Value Measurements and Disclosures” based on the applicable valuation inputs. See FASB ASC Topic 820 “Fair Value Measurements and Disclosures” in the Notes to the Schedule of Investments.

(d)	Security issued with a zero coupon. Income is recognized through the accretion of discount.
(e)	Perpetual security.
(f)	All or a portion of the security is pledged or segregated as collateral.
(g)	This security is a direct debt of the agency and not collateralized by mortgages.
(h)	Investment in affiliate.
(i)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2013.
(j)

Rule 144A, Section 4(2) of the Securities Act of 1933 or other security which is restricted to resale to institutional investors. The Sub-Adviser has deemed these securities to be liquid based on procedures approved by the Trust’s Board of Trustees. As of March 31, 2013, the value of Rule 144A and Section 4(2) liquid securities was $6,087.

(k)

Rule 144A, Section 4(2) of the Securities Act of 1933 or other security which is restricted to resale to institutional investors. The Sub-Adviser has deemed these securities to be illiquid based on procedures approved by the Trust’s Board of Trustees. See Restricted Securities Note in these Schedules of Investments.

See accompanying Notes to Schedules of Investments.

Restricted Securities - Restricted securities are often purchased in private placement transactions and cannot be sold without prior registration unless the sale is pursuant to an exemption under the Securities Act of 1933, as amended.  The following table details restricted securities, including Rule 144A securities that have been deemed illiquid, held by the Fund at March 31, 2013.

	Initial Acquisition Date	Cost	Ending Value	Percent of Net Assets
ADT Corp., 3.50%, 07/15/22	02/13/2013	$97	$100	0.2%
Aviation Capital Group Corp., 4.63%, 01/31/18	02/12/2013	102	103	0.2
Banco Santander Chile, 3.88%, 09/20/22	11/30/2012	153	151	0.3
Banque PSA Finance SA, 2.18%, 04/04/14	02/20/2013	99	99	0.2
CC Holdings GS V LLC, 2.38%, 12/15/17	12/12/2012	150	151	0.3
EuroChem Mineral & Chemical Co. OJSC via EuroChem GI Ltd., 5.13%, 12/12/17	12/06/2012	200	203	0.4
Freeport-McMoRan Copper & Gold Inc., 3.88%, 03/15/23	03/01/2013	100	100	0.2
Niagara Mohawk Power Corp., 2.72%, 11/28/22	11/21/2012	100	99	0.2
OJSC Novolipetsk Steel via Steel Funding Ltd., 4.45%, 02/19/18	02/12/2013	200	199	0.4
Pacific Rubiales Energy Corp., 5.13%, 03/28/23	03/25/2013	100	101	0.2
RCI Banque SA, 3.50%, 04/03/18	03/26/2013	100	100	0.2
Royal Bank of Scotland Group Plc, 6.99%, (callable at 100 beginning 10/05/17)	04/13/2012	79	95	0.2
Sibur Securities Ltd., 3.91%, 01/31/18	01/25/2013	200	196	0.4
Walter Energy Inc., 8.50%, 04/15/21	03/26/2013	103	103	0.2
Xstrata Finance Canada Ltd., 2.45%, 10/25/17	11/19/2012	100	101	0.2
		$1,883	$1,901	3.8%

Schedule of Open Futures Contracts

	Expiration	Contracts Long	Unrealized Appreciation
3-Month Euro Euribor Interest Rate Future	March 2015	17	$3
3-Month Euro Euribor Interest Rate Future	December 2015	26	4
90-Day Eurodollar Future	June 2014	26	3
			$10

Schedule of Written Options

	Expiration Date	Exercise Price	Contracts	Value
Foreign Currency Options
USD versus JPY Put Option, BNP	05/09/2013	89.00	100,000	$—
USD versus JPY Call Option, BNP	05/09/2013	96.50	100,000	(1)
			200,000	$(1)
Interest Rate Swaptions
Put Swaption, 3 month LIBOR versus 1.30% fixed, DUB	04/29/2013	N/A	5	—
Put Swaption, 3 month LIBOR versus 1.35% fixed, CIT	04/29/2013	N/A	2	—
Call Swaption, 3 month LIBOR versus 1.80% fixed, MSS	07/29/2013	N/A	6	(2)
Put Swaption, 3 month LIBOR versus 2.65% fixed, MSS	07/29/2013	N/A	6	(1)
Put Swaption, 6 month Euribor versus 1.15% fixed, CSI	07/24/2013	N/A	1	—
Call Swaption, 3 month LIBOR versus 1.80% fixed, BBP	07/29/2013	N/A	1	—
Put Swaption, 3 month LIBOR versus 2.65% fixed, BBP	07/29/2013	N/A	1	—
Put Swaption, 6 month Euribor versus 1.70% fixed, BBP	07/24/2013	N/A	1	—
Put Swaption, 6 month Euribor versus 1.50% fixed, BOA	06/03/2013	N/A	2	—
Put Swaption, 6 month Euribor versus 0.85% fixed, MSS	04/24/2013	N/A	2	—
Call Swaption, 3 month LIBOR versus 1.80% fixed, GSC	07/29/2013	N/A	3	(1)
Put Swaption, 3 month LIBOR versus 2.65% fixed, GSC	07/29/2013	N/A	3	(1)
Call Swaption, 3 month LIBOR versus 1.80% fixed, BOA	07/29/2013	N/A	2	(1)
Put Swaption, 3 month LIBOR versus 2.65% fixed, BOA	07/29/2013	N/A	2	—
Put Swaption, 3 month LIBOR versus 1.30% fixed, BBP	04/29/2013	N/A	1	—
Call Swaption, 3 month LIBOR versus 0.80% fixed, MSS	04/29/2013	N/A	1	—
Put Swaption, 3 month LIBOR versus 1.15% fixed, MSS	04/29/2013	N/A	1	—
Call Swaption, 3 month Euribor versus 0.40% fixed, BBP	03/14/2014	N/A	1	—
Put Swaption, 3 month Euribor versus 0.40% fixed, BBP	03/14/2014	N/A	1	—
Put Swaption, 3 month Euribor versus 0.40% fixed, BOA	03/12/2014	N/A	4	(1)
Put Swaption, 3 month Euribor versus 0.40% fixed, GSC	03/12/2014	N/A	1	—
Call Swaption, 3 month Euribor versus 0.40% fixed, GSC	03/12/2014	N/A	1	—
Call Swaption, 3 month Euribor versus 0.40% fixed, BOA	03/12/2014	N/A	4	(1)

See accompanying Notes to Schedules of Investments.

	Expiration Date	Exercise Price	Contracts	Value
Interest Rate Swaptions (continued)
Put Swaption, 3 month Euribor versus 0.40/% fixed, DUB	03/12/2014	N/A	2	$—
Call Swaption, 3 month Euribor versus 0.40% fixed, DUB	03/12/2014	N/A	2	—
Put Swaption, 3 month LIBOR versus 2.50% fixed, DUB	09/21/2015	N/A	2	(3)
			58	$(11)

Summary of Written Options

	Contracts	Premiums
Options outstanding at December 31, 2012	5	$4
Options written during the period	200,080	25
Options closed during the period	—	—
Options exercised during the period	—	—
Options expired during the period	(27)	(3)
Options outstanding at March 31, 2013	200,058	$26

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)

CAD/USD	06/20/2013	BCL	CAD	196	$193	$2
EUR/USD	06/17/2013	BCL	EUR	21	27	—
MXN/USD	04/03/2013	JPM	MXN	3,834	310	10
MXN/USD	06/27/2013	UBS	MXN	3,834	308	10
USD/AUD	04/04/2013	UBS	AUD	(107)	(111)	(1)
USD/EUR	04/02/2013	CSI	EUR	(2,695)	(3,455)	61
USD/EUR	05/02/2013	BNP	EUR	(2,695)	(3,455)	(10)
USD/GBP	06/12/2013	BCL	GBP	(457)	(694)	(7)
USD/JPY	04/17/2013	CSI	JPY	(18,737)	(199)	5
USD/JPY	04/17/2013	CIT	JPY	(18,516)	(197)	3
USD/MXN	04/03/2013	UBS	MXN	(3,834)	(310)	(10)
					$(7,583)	$63

Schedule of Interest Rate Swap Agreements

Counterparty	Floating Rate Index	Fund Paying Floating Rate	Fixed Rate	Expiration Date	Notional Amount(1)		Unrealized Appreciation/ (Depreciation)
Over the Counter Interest Rate Swap Agreements
BBP	3-Month South African Johannesburg Interbank Rate	Paying	6.00%	03/20/2018	ZAR	500	$—
GSB	Brazil Interbank Deposit Rate	Paying	8.72%	01/02/2017	BRL	800	(1)
BOA	Brazil Interbank Deposit Rate	Paying	8.42%	01/02/2017	BRL	600	(6)
BOA	Brazil Interbank Deposit Rate	Paying	8.91%	01/02/2017	BRL	2,100	(8)
BOA	Brazil Interbank Deposit Rate	Paying	8.91%	01/02/2017	BRL	2,000	(8)
							$(23)

Centrally Cleared Interest Rate Swap Agreements
N/A	British Bankers’ Association Yen LIBOR	Paying	1.00%	09/18/2023	JPY	30,000	$(6)
N/A	3-Canada Bankers Acceptance	Paying	1.60%	06/16/2015	CAD	6,400	1
N/A	3-Month LIBOR	Paying	1.00%	06/19/2018		800	5
N/A	6-Month Australian Bank Bill Short Term Rate	Paying	4.25%	12/11/2023	AUD	600	(1)
							$(1)

See accompanying Notes to Schedules of Investments.

Schedule of Credit Default Swap Agreements

Counterparty	Reference Obligation	Implied Credit Spread(4)	Fixed Rate(7)	Expiration Date	Notional Amount(1),(6)	Value(5)	Unrealized Appreciation / (Depreciation)
Over the Counter Credit Default Swap Agreements
Credit default swap agreements - sell protection(3)
GSI	ArcelorMittal, 6.13%, 06/01/2018	3.62%	1.00%	03/20/2018	$(256)	$(30)	$—
CIT	AT&T Inc., 1.60%, 02/15/2017	0.63%	1.00%	12/20/2017	(150)	3	1
BBP	Berkshire Hathaway Inc., 2.45%, 12/15/2015	0.73%	1.00%	12/20/2017	(200)	3	5
BOA	CDX.IG-18	N/A	1.00%	06/20/2017	(275)	3	3
CIT	CDX.IG-18	N/A	1.00%	06/20/2022	(75)	(1)	1
MSC	CDX.IG-18	N/A	1.00%	06/20/2022	(7,475)	(146)	91
CIT	CDX.IG-19	N/A	1.00%	12/20/2017	(500)	4	4
BBP	Citigroup Inc., 6.13%, 05/15/2018	1.04%	1.00%	12/20/2017	(100)	—	2
CSI	Encana Corp., 4.75%, 10/15/2013	1.41%	1.00%	03/20/2018	(100)	(2)	(1)
MSC	Federated Republic of Brazil, 12.25%, 03/06/2030	1.19%	1.00%	06/20/2017	(100)	(1)	2
CSI	Federated Republic of Brazil, 12.25%, 03/06/2030	1.24%	1.00%	09/20/2017	(100)	(1)	1
CSI	Finmeccanica Finance S.A., 5.75%, 12/12/2018	3.94%	5.00%	03/20/2018	(128)	6	(2)
BBP	Ford Motor Co., 6.50%, 08/01/2018	1.05%	5.00%	12/20/2015	(100)	11	2
BBP	Goldman Sachs Group Inc., 5.95%, 01/18/2018	1.25%	1.00%	12/20/2017	(200)	(2)	5
CSI	JPMorgan Chase & Co., 4.75%, 03/01/2015	0.82%	1.00%	12/20/2017	(100)	1	1
CIT	Kinder Morgan Energy Partners LP, 3.50%, 03/01/2016	1.59%	1.00%	03/20/2023	(200)	(10)	2
CIT	MCDX.18-V1	N/A	1.00%	06/20/2017	(100)	—	2
BBP	Metlife Inc., 4.75%, 02/08/2021	1.12%	1.00%	12/20/2017	(200)	(1)	6
BOA	Metlife Inc., 4.75%, 02/08/2021	1.12%	1.00%	12/20/2017	(100)	(1)	4
CSI	MGM Resorts International, 7.63%, 01/15/2017	4.36%	5.00%	03/20/2018	(300)	9	8
BBP	Petrobras International Finance Co., 8.38%, 12/10/2018	1.00%	1.00%	03/20/2014	(200)	—	1
DUB	Petrobras International Finance Co., 8.38%, 12/10/2018	1.36%	1.00%	03/20/2015	(100)	(1)	—
BNP	Petrobras International Finance Co., 8.38%, 12/10/2018	1.41%	1.00%	06/20/2015	(100)	(1)	—
GSI	Plains All American Pipeline, 3.95%, 09/15/2015	0.85%	1.00%	12/20/2017	(100)	1	—
BBP	Prudential Financial Inc., 4.50%, 07/15/2013	1.19%	1.00%	12/20/2017	(100)	(1)	2
BOA	Prudential Financial Inc., 4.50%, 07/15/2013	1.19%	1.00%	12/20/2017	(100)	(1)	2
DUB	Russian Federation, 7.50%, 03/31/2030	1.37%	1.00%	06/20/2017	(60)	(1)	3
GSI	Sony Corp., 1.57%, 06/19/2015	1.92%	1.00%	03/20/2018	(106)	(5)	3
CSI	Telecom Italia S.p.A, 5.38%, 01/29/2019	2.34%	1.00%	12/20/2015	(128)	(5)	—
CIT	The Republic of Italy, 6.88%, 09/27/2023	2.81%	1.00%	09/20/2017	(100)	(7)	1
CIT	The Republic of Italy, 6.88%, 09/27/2023	2.88%	1.00%	12/20/2017	(100)	(8)	—
GSI	United Mexican States, 5.95%, 03/19/2019	0.78%	1.00%	06/20/2017	(100)	1	3
CSI	United Mexican States, 5.95%, 03/19/2019	0.84%	1.00%	09/20/2017	(100)	1	2
BBP	United Mexican States, 5.95%, 03/19/2019	0.93%	1.00%	03/20/2018	(300)	1	—
BNP	United Mexican States, 5.95%, 03/19/2019	0.93%	1.00%	03/20/2018	(100)	—	—
BOA	United Mexican States, 5.95%, 03/19/2019	0.93%	1.00%	03/20/2018	(100)	—	—
DUB	Whirlpool Corp., 7.75%, 07/15/2016	1.03%	1.00%	03/20/2018	(100)	—	1
					$(12,753)	$(181)	$155

Centrally Cleared Credit Default Swap Agreements
Credit Default Swap Agreements-sell protection(3)
N/A	CDX.NA.IG-19	N/A	1.00%	12/20/2022	$(2,350)	$58	$13
N/A	CDX.NA.IG-20	N/A	1.00%	06/20/2018	(5,800)	(27)	(1)
					$(8,150)	$31	$12

See accompanying Notes to Schedules of Investments.

Counterparty	Reference Obligation	Implied Credit Spread(4)	Fixed Rate(7)	Expiration Date	Notional Amount(1),(6)	Value(5)	Unrealized Appreciation
Centrally Cleared Credit Default Swap Agreements (continued)
Credit default swap agreements - purchase protection (2)
N/A	iTraxx Europe Series 18	N/A	1.00%	12/20/2017	$900	$(6)	$2

(1)Notional amount is stated in USD unless otherwise noted.

(2)If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the referenced obligation agreement and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the referenced obligation and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the reference obligation or underlying securities comprising the referenced index.

(4)Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate issues and sovereign issues serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the applicable agreement.

(5)The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is limited to the total notional amount which is defined under the terms of each swap agreement.

(7)If the Fund is a buyer of protection, the Fund pays the fixed rate. If the Fund is a seller of protection, the Fund receives the fixed rate.

See accompanying Notes to Schedules of Investments.

Curian Variable Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2013

	Shares/Par †	Value
Curian/PineBridge Merger Arbitrage Fund
COMMON STOCKS - 57.7%
CONSUMER DISCRETIONARY - 17.7%
7 Days Group Holdings Ltd. - ADR (a)	97	$1,305
Ameristar Casinos Inc.	333	8,723
Arbitron Inc.	177	8,301
Hot Topic Inc.	356	4,941
OfficeMax Inc.	280	3,247
Virgin Media Inc.	186	9,109
WMS Industries Inc. (a)	386	9,736
		45,362
CONSUMER STAPLES - 4.3%
HJ Heinz Co.	152	10,971

ENERGY - 0.3%
Plains Exploration & Production Co. (a)	16	781

FINANCIALS - 13.1%
Alterra Capital Holdings Ltd.	231	7,277
Duff & Phelps Corp. - Class A	386	5,987
First Financial Holdings Inc.	67	1,408
Hudson City Bancorp Inc.	904	7,811
Netspend Holdings Inc. (a)	228	3,629
NYSE Euronext	189	7,303
		33,415
HEALTH CARE - 7.9%
Assisted Living Concepts Inc. - Class A	206	2,449
Coventry Health Care Inc.	379	17,834
		20,283
INDUSTRIALS - 3.0%
Cascade Corp.	5	318
Gardner Denver Inc.	66	4,957
Sauer-Danfoss Inc.	21	1,216
SeaCube Container Leasing Ltd.	49	1,124
		7,615
INFORMATION TECHNOLOGY - 8.7%
Cymer Inc. (a)	84	8,072
Dell Inc.	176	2,522
Intermec Inc. (a)	1,201	11,801
		22,395
MATERIALS - 1.1%
Metals USA Holdings Corp.	137	2,831

UTILITIES - 1.6%
CH Energy Group Inc. (b)	63	4,121
Total Common Stocks (cost $143,534)		147,774

SHORT TERM INVESTMENTS - 30.1%
Investment Company - 27.0%
JNL Money Market Fund, 0.03% (c) (d)	69,240	69,240

Treasury Securities - 3.1%
U.S. Treasury Bill
0.05%, 04/11/13	$5,000	5,000
0.07%, 04/25/13 (b)	3,000	3,000
		8,000
Total Short Term Investments (cost $77,240)		77,240
Total Investments - 87.8% (cost $220,774)		225,014
Total Securities Sold Short - (15.5%) (proceeds $36,452)		(39,801)
Other Assets and Liabilities, Net - 27.7%		71,045
Total Net Assets - 100.0%		$256,258

SECURITIES SOLD SHORT - 15.5%
COMMON STOCKS - 15.5%
CONSUMER DISCRETIONARY - 3.5%
Liberty Global Inc. - Class A	48	$3,525
Liberty Global Inc. - Class C	36	2,461
Office Depot Inc.	752	2,957
		8,943
FINANCIALS - 6.4%
IntercontinentalExchange Inc.	32	5,248
M&T Bank Corp.	46	4,702
Markel Corp.	10	5,019
SCBT Financial Corp.	28	1,435
		16,404
HEALTH CARE - 2.9%
Aetna Inc.	147	7,527

INFORMATION TECHNOLOGY - 2.6%
ASML Holding NV - NY ADR	97	6,571

MATERIALS - 0.1%
Freeport-McMoRan Copper & Gold Inc.	11	356
Total Securities Sold Short - 15.5% (proceeds $36,452)		$39,801

†	Par amounts are listed in United States Dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security is pledged or segregated as collateral.
(c)	Investment in affiliate.
(d)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2013.

Curian/The Boston Company Equity Income Fund
COMMON STOCKS - 98.8%
CONSUMER DISCRETIONARY - 15.3%
Carnival Corp.	10	$351
Home Depot Inc.	2	105
Johnson Controls Inc.	10	351
Macy’s Inc.	2	100
Newell Rubbermaid Inc.	17	435
News Corp. - Class A	9	281
Omnicom Group Inc.	6	365
Regal Entertainment Group - Class A (a)	20	327
Time Warner Inc.	10	558
Viacom Inc. - Class B	7	414
Walt Disney Co.	8	460
		3,747
CONSUMER STAPLES - 6.8%
Coca-Cola Enterprises Inc.	7	252
ConAgra Foods Inc.	15	525
CVS Caremark Corp.	7	363
Kraft Foods Group Inc.	5	270
PepsiCo Inc.	3	257
		1,667
ENERGY - 10.2%
BP Plc - ADR	10	415
Chevron Corp.	5	639
Occidental Petroleum Corp.	6	477

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Phillips 66	4	313
Schlumberger Ltd.	3	227
Valero Energy Corp.	10	436
		2,507
FINANCIALS - 28.4%
Ameriprise Financial Inc.	6	422
Arthur J. Gallagher & Co.	3	123
Bank of America Corp.	32	388
Berkshire Hathaway Inc. - Class B (b)	4	378
Capital One Financial Corp.	5	253
Citigroup Inc.	16	717
Comerica Inc.	9	317
Fifth Third Bancorp	23	379
Franklin Resources Inc.	1	118
Goldman Sachs Group Inc.	2	330
Invesco Ltd.	3	97
JPMorgan Chase & Co.	23	1,111
MetLife Inc.	10	396
Moody’s Corp.	9	483
TD Ameritrade Holding Corp.	12	249
Travelers Cos. Inc.	1	115
U.S. Bancorp	12	418
Wells Fargo & Co.	18	654
		6,948
HEALTH CARE - 8.6%
Baxter International Inc.	4	259
Johnson & Johnson	2	174
McKesson Corp.	2	176
Merck & Co. Inc.	5	220
Pfizer Inc.	33	965
Sanofi SA - ADR	6	321
		2,115
INDUSTRIALS - 9.6%
Cummins Inc.	3	367
Eaton Corp. Plc	7	406
General Electric Co.	41	938
Honeywell International Inc.	6	489
Pitney Bowes Inc. (a)	10	152
		2,352
INFORMATION TECHNOLOGY - 9.9%
Accenture Plc - Class A	2	171
Applied Materials Inc.	12	167
Avago Technologies Ltd.	3	114
Cisco Systems Inc.	34	708
Oracle Corp.	11	363
QUALCOMM Inc.	5	366
Texas Instruments Inc.	15	538
		2,427
MATERIALS - 6.5%
Dow Chemical Co.	3	110
Eastman Chemical Co.	2	119
Freeport-McMoRan Copper & Gold Inc.	2	76
International Paper Co.	8	366
LyondellBasell Industries NV - Class A	5	322
Martin Marietta Materials Inc.	4	393
Packaging Corp. of America	5	205
		1,591
TELECOMMUNICATION SERVICES - 2.1%
Vodafone Group Plc - ADR	4	115
Windstream Corp. (a)	50	399
		514
UTILITIES - 1.4%
NRG Energy Inc.	13	342
Total Common Stocks (cost $21,563)		24,210

PREFERRED STOCKS - 0.6%
CONSUMER DISCRETIONARY - 0.6%
General Motors Co., Convertible Preferred, 4.75% (a)	3	144
Total Preferred Stocks (cost $145)		144

SHORT TERM INVESTMENTS - 3.8%
Investment Company - 1.2%
JNL Money Market Fund, 0.03% (c) (d)	289	289

Securities Lending Collateral - 2.6%
Repurchase Agreement with CSI, 0.18% (Collateralized by $96 U.S. Treasury Bond Strip, due 11/15/17-11/15/26, value $75 and $844 U.S. Treasury Note Strip, due 05/15/14-02/15/41, value $573) acquired on 03/28/13, due 04/01/13 at $635	$635	635
Total Short Term Investments (cost $924)		924
Total Investments - 103.2% (cost $22,632)		25,278
Other Assets and Liabilities, Net - (3.2%)		(786)
Total Net Assets - 100.0%		$24,492

†	Par amounts are listed in United States Dollars unless otherwise noted.
(a)	All or portion of the security was on loan.
(b)	Non-income producing security.
(c)	Investment in affiliate.
(d)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2013.

Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund
COMMON STOCKS - 85.3%
CONSUMER DISCRETIONARY - 13.3%
AMC Networks Inc. - Class A (a) (b)	39	$2,495
American Axle & Manufacturing Holdings Inc. (a) (b)	125	1,703
Best Buy Co. Inc. (b)	225	4,977
Daimler AG	62	3,356
Dana Holding Corp. (b)	133	2,376
Delphi Automotive Plc (b)	25	1,127
DreamWorks Animation SKG Inc. - Class A (a) (b)	70	1,331
Esprit Holdings Ltd.	732	884
Ethan Allen Interiors Inc.	32	1,060
Fifth & Pacific Co. Inc. (a)	51	972
Focus Media Holding Ltd. - ADR (b)	32	847
Francesca’s Holdings Corp. (a)	37	1,066
GNC Holdings Inc. - Class A	26	1,016
Great Wall Motor Co. Ltd. - Class H (c)	401	1,363
Inchcape Plc	194	1,485
ITV Plc	851	1,678
Lions Gate Entertainment Corp. (a) (b)	47	1,107
LKQ Corp. (a)	50	1,087
Lowe’s Cos. Inc. (b)	135	5,115
Mohawk Industries Inc. (a) (b)	11	1,225
Newell Rubbermaid Inc. (b)	215	5,600
PVH Corp. (b)	23	2,473

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
SHFL Entertainment Inc. (a) (b)	57	944
The Jones Group Inc. (b)	118	1,505
Tractor Supply Co. (b)	19	1,931
TRW Automotive Holdings Corp. (a) (b)	19	1,070
Urban Outfitters Inc. (a) (b)	55	2,148
Viacom Inc. - Class B (b)	61	3,774
Walt Disney Co. (b)	45	2,575
William Hill Plc (a)	182	1,027
Williams-Sonoma Inc.	28	1,417
		60,734
CONSUMER STAPLES - 10.6%
Avon Products Inc. (b)	101	2,090
Beam Inc. (b)	36	2,258
Boulder Brands Inc. (a) (b)	78	703
Brown-Forman Corp. - Class B (b)	50	3,602
Carrefour SA	91	2,488
Cia de Bebidas das Americas - ADR (b)	87	3,699
Coca-Cola Amatil Ltd.	295	4,487
Coca-Cola Co.	87	3,507
Coca-Cola Enterprises Inc. (b)	84	3,106
Costco Wholesale Corp. (b)	17	1,829
CVS Caremark Corp. (b)	42	2,319
Dean Foods Co. (a) (b)	126	2,279
Fomento Economico Mexicano SAB de CV - ADR (b)	18	2,078
Harris Teeter Supermarkets Inc.	22	940
L’Oreal SA	18	2,883
SABMiller Plc	82	4,305
Unilever NV	96	3,928
United Natural Foods Inc. (a) (b)	21	1,013
Whole Foods Market Inc. (b)	12	1,073
		48,587
ENERGY - 3.9%
Anadarko Petroleum Corp. (b)	28	2,446
Cameron International Corp. (a)	14	925
Concho Resources Inc. (a)	9	922
Dresser-Rand Group Inc. (a)	17	1,051
Ensco Plc - Class A (b)	30	1,789
Exterran Holdings Inc. (a) (b)	37	1,002
Petroleo Brasileiro SA - Petrobras - ADR (b)	60	1,001
Pioneer Natural Resources Co. (b)	3	389
QEP Resources Inc. (b)	30	950
Range Resources Corp.	18	1,467
TGS Nopec Geophysical Co. ASA	38	1,451
Valero Energy Corp. (b)	77	3,483
Whiting Petroleum Corp. (a) (b)	15	753
		17,629
FINANCIALS - 8.7%
Allstate Corp. (b)	47	2,299
American International Group Inc. (b)	69	2,689
Arthur J. Gallagher & Co. (b)	38	1,570
Banco Santander Brasil SA - ADR	104	757
Bank of America Corp. (b)	333	4,055
E*TRADE Financial Corp. (a) (b)	196	2,094
Fidelity National Financial Inc. - Class A (b)	41	1,042
Fifth Third Bancorp (b)	32	517
Itau Unibanco Holding SA - ADR (b)	125	2,226
Jones Lang LaSalle Inc. (b)	9	916
Legg Mason Inc. (b)	71	2,267
Lincoln National Corp. (b)	71	2,320
Muenchener Rueckversicherungs AG	12	2,255
Northern Trust Corp.	16	847
Portfolio Recovery Associates Inc. (a) (b)	10	1,239
PrivateBancorp Inc.	51	960
ProLogis Inc. (b)	59	2,343
Prosperity Bancshares Inc. (b)	20	940
Raymond James Financial Inc. (b)	13	602
SCBT Financial Corp. (b)	19	944
SunTrust Banks Inc. (b)	27	770
SVB Financial Group (a) (b)	34	2,415
TD Ameritrade Holding Corp. (b)	84	1,730
Waddell & Reed Financial Inc. - Class A (b)	50	2,197
		39,994
HEALTH CARE - 10.9%
Air Methods Corp. (b)	20	974
Alkermes Plc (a)	43	1,027
Alnylam Pharmaceuticals Inc. (a) (b)	38	927
AmerisourceBergen Corp.	69	3,571
Analogic Corp. (b)	12	977
Astellas Pharma Inc.	26	1,387
CareFusion Corp. (a) (b)	49	1,703
Catamaran Corp. (a) (b)	17	901
CIGNA Corp. (b)	14	899
Covidien Plc (b)	64	4,342
Cubist Pharmaceuticals Inc. (a) (b)	21	990
Emergent BioSolutions Inc. (a) (b)	162	2,262
Gilead Sciences Inc. (a) (b)	65	3,161
Hanger Orthopedic Group Inc. (a)	53	1,683
Idenix Pharmaceuticals Inc. (a) (b)	117	417
Illumina Inc. (a) (b)	31	1,652
Insulet Corp. (a)	41	1,070
Jazz Pharmaceuticals Plc (a)	16	885
MEDNAX Inc. (a) (b)	39	3,531
Merit Medical Systems Inc. (a) (b)	72	887
Onyx Pharmaceuticals Inc. (a) (b)	19	1,699
Perrigo Co. (b)	10	1,152
Pfizer Inc. (b)	63	1,807
Salix Pharmaceuticals Ltd. (a) (b)	29	1,484
Sanofi SA	23	2,370
Sanofi SA - ADR (b)	58	2,944
Vertex Pharmaceuticals Inc. (a) (b)	22	1,231
WellCare Health Plans Inc. (a) (b)	15	886
WuXi PharmaTech Cayman Inc. - ADR (a) (b)	172	2,954
Zoetis Inc. - Class A (a)	5	182
		49,955
INDUSTRIALS - 9.6%
ADT Corp. (b)	34	1,666
AMETEK Inc.	31	1,346
Avis Budget Group Inc.	61	1,710
China Railway Construction Corp. Ltd. - Class H	1,962	1,867
Con-Way Inc.	21	728
Corporate Executive Board Co. (b)	23	1,323
Eaton Corp. Plc (b)	36	2,186
Equifax Inc. (b)	13	764
Foster Wheeler AG (a) (b)	44	1,001
Herman Miller Inc. (b)	10	281
Ingersoll-Rand Plc	10	527
InnerWorkings Inc. (a)	66	1,005
Jacobs Engineering Group Inc. (a) (b)	26	1,448
Kirby Corp. (a) (b)	31	2,395
Landstar System Inc. (b)	31	1,768
Manpower Inc.	41	2,331
Oshkosh Corp. (b)	68	2,897
Parker Hannifin Corp. (b)	15	1,337
Roper Industries Inc. (b)	15	1,913
Steelcase Inc. - Class A (b)	68	1,006
Trinity Industries Inc. (b)	28	1,277
Triumph Group Inc. (b)	12	971
TrueBlue Inc. (a)	102	2,166

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Union Pacific Corp. (b)	16	2,331
United Rentals Inc. (a) (b)	44	2,434
United Technologies Corp. (b)	20	1,865
Valmont Industries Inc. (b)	12	1,914
Watts Water Technologies Inc. - Class A (b)	24	1,161
		43,618
INFORMATION TECHNOLOGY - 21.1%
Akamai Technologies Inc. (a) (b)	110	3,876
Alliance Data Systems Corp. (a) (b)	17	2,686
Amphenol Corp. - Class A (b)	56	4,146
Analog Devices Inc. (b)	20	922
Applied Materials Inc. (b)	348	4,693
Applied Micro Circuits Corp. (a) (b)	242	1,793
Arrow Electronics Inc. (a)	28	1,134
Aruba Networks Inc. (a) (b)	45	1,119
Autodesk Inc.	66	2,726
Avago Technologies Ltd. (b)	63	2,276
AVG Technologies NV (a) (b)	72	998
Avnet Inc. (b)	72	2,616
Brightcove Inc. (a) (b)	54	334
Ciena Corp. (a) (b)	301	4,821
Citrix Systems Inc. (a) (b)	35	2,523
Cognizant Technology Solutions Corp. - Class A (a) (b)	10	786
CSG Systems International Inc. (a) (b)	41	861
Dealertrack Technologies Inc. (a) (b)	68	2,005
Electronic Arts Inc. (a) (b)	54	956
EMC Corp. (a) (b)	110	2,619
Entegris Inc. (a)	94	925
F5 Networks Inc. (a) (b)	24	2,143
Facebook Inc. - Class A (a) (b)	85	2,168
Finisar Corp. (a) (b)	234	3,093
Google Inc. - Class A (a) (b)	5	4,237
JDS Uniphase Corp. (a) (b)	189	2,523
Jive Software Inc. (a) (b)	58	888
Juniper Networks Inc. (a) (b)	260	4,813
Lam Research Corp. (a)	22	895
Lattice Semiconductor Corp. (a)	101	548
Linkedin Corp. - Class A (a)	6	1,141
Microchip Technology Inc.	63	2,311
Micron Technology Inc. (a) (b)	140	1,400
Millennial Media Inc. (a) (b)	44	277
NetGear Inc. (a) (b)	27	908
Oracle Corp. (b)	111	3,594
Palo Alto Networks Inc. (a) (b)	27	1,509
Photronics Inc. (a)	145	965
Rackspace Hosting Inc. (a) (b)	25	1,254
Radware Ltd. (a) (b)	25	961
Ricoh Co. Ltd.	152	1,659
Salesforce.com Inc. (a) (b)	11	1,978
SanDisk Corp. (a) (b)	46	2,544
ScanSource Inc. (a) (b)	39	1,095
Seagate Technology Inc. (b)	16	582
Silicon Image Inc. (a)	190	922
Synopsys Inc. (a) (b)	27	953
Teradata Corp. (a) (b)	22	1,274
Texas Instruments Inc. (b)	59	2,110
Vishay Intertechnology Inc. (a) (b)	113	1,543
Xilinx Inc. (b)	45	1,724
		96,827
MATERIALS - 5.4%
Clariant AG (c)	94	1,306
Eastman Chemical Co. (b)	30	2,107
Flotek Industries Inc. (a)	62	1,014
LyondellBasell Industries NV - Class A (b)	41	2,607
Monsanto Co. (b)	36	3,778
PPG Industries Inc. (b)	37	4,964
Sherwin-Williams Co. (b)	11	1,883
Valspar Corp.	8	479
Vulcan Materials Co. (b)	117	6,034
Zoltek Cos. Inc. (a) (b)	48	568
		24,740
TELECOMMUNICATION SERVICES - 0.6%
VimpelCom Ltd. - ADR (b)	81	964
Windstream Corp. (b)	225	1,788
		2,752
UTILITIES - 1.2%
Cia de Saneamento Basico do Estado de Sao Paulo - ADR (b)	38	1,824
NRG Energy Inc. (b)	139	3,695
		5,519
Total Common Stocks (cost $344,855)		390,355

RIGHTS - 0.0%
William Hill Plc (a)	41	76
Total Rights (cost $0)		76

INVESTMENT COMPANIES - 0.2%
ProShares Ultra VIX Short-Term Futures ETF (a) (b)	25	190
ProShares VIX Short-Term Futures ETF (a) (b)	61	666
Total Investment Companies (cost $2,220)		856

SHORT TERM INVESTMENTS - 13.4%
Investment Company - 13.0%
JNL Money Market Fund, 0.03% (d) (e)	59,774	59,774

Securities Lending Collateral - 0.4%
Repurchase Agreement with CSI, 0.18% (Collateralized by $288 U.S. Treasury Bond Strip, due 11/15/17-11/15/26, value $226 and $2,534 U.S. Treasury Note Strip, due 05/15/14-02/15/41, value $1,721) acquired on 03/28/13, due 04/01/13 at $1,908	$1,909	1,909
Total Short Term Investments (cost $61,683)		61,683
Total Investments - 98.9% (cost $408,758)		452,970
Total Securities Sold Short - (83.8%) (proceeds $353,287)		(383,491)
Other Assets and Liabilities, Net - 84.9%		388,387
Total Net Assets - 100.0%		$457,866

SECURITIES SOLD SHORT - 83.8%
COMMON STOCKS - 75.7%
CONSUMER DISCRETIONARY - 11.9%
Bayerische Motoren Werke AG	49	$4,230
Betfair Group Plc	111	1,186
Carpetright Plc	88	839
Cheesecake Factory Inc.	36	1,386
Chipotle Mexican Grill Inc. - Class A	23	7,388
Coach Inc.	28	1,383
Columbia Sportswear Co.	30	1,732
Dixons Retail Plc	3,158	1,624
Dollar General Corp.	52	2,648
DSW Inc. - Class A	25	1,589
Dunkin’ Brands Group Inc.	109	4,035
Family Dollar Stores Inc.	19	1,110
Five Below Inc.	25	931
Gentex Corp.	125	2,502

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Johnson Controls Inc.	36	1,246
Li & Fung Ltd.	438	606
Li & Fung Ltd. - ADR	535	1,454
Lululemon Athletica Inc.	25	1,551
Marriott International Inc. - Class A	82	3,462
Panera Bread Co. - Class A	18	2,925
PetMed Express Inc.	68	911
PetSmart Inc.	93	5,796
Saks Inc.	108	1,238
Sally Beauty Holdings Inc.	31	925
Time Warner Cable Inc.	14	1,372
Ulta Salon Cosmetics & Fragrance Inc.	5	431
		54,500
CONSUMER STAPLES - 11.9%
Annie’s Inc.	18	689
Boston Beer Co. Inc. - Class A	14	2,222
Casino Guichard Perrachon SA	24	2,497
Church & Dwight Co. Inc.	28	1,800
Estee Lauder Cos. Inc. - Class A	27	1,756
Flowers Foods Inc.	114	3,750
General Mills Inc.	98	4,853
Hain Celestial Group Inc.	120	7,307
Hormel Foods Corp.	107	4,425
Kimberly-Clark Corp.	60	5,896
Kimberly-Clark de Mexico SAB de CV - ADR - Class A	122	2,114
Safeway Inc.	109	2,868
SUPERVALU Inc.	130	653
Tesco Plc	721	4,190
The Fresh Market Inc.	16	672
Tingyi Cayman Islands Holding Corp.	836	2,185
Wal-Mart de Mexico SAB de CV - ADR - Class V	36	1,181
Woolworths Ltd.	155	5,485
		54,543
ENERGY - 3.6%
Bill Barrett Corp.	69	1,400
Bourbon SA	63	1,740
CNOOC Ltd. - ADR	9	1,737
Comstock Resources Inc.	45	738
ConocoPhillips	74	4,438
Gulfport Energy Corp.	38	1,758
Newpark Resources Inc.	156	1,447
Seadrill Ltd.	54	2,013
Ultra Petroleum Corp.	60	1,202
		16,473
FINANCIALS - 7.5%
Aflac Inc.	63	3,300
Assurant Inc.	65	2,930
AvalonBay Communities Inc.	20	2,479
Banco Bradesco SA - ADR	201	3,422
Bank of Hawaii Corp.	22	1,109
CME Group Inc. - Class A	13	790
Comerica Inc.	59	2,135
Cullen/Frost Bankers Inc.	8	515
Discover Financial Services	57	2,574
Hannover Rueckversicherung AG	41	3,227
Hanover Insurance Group Inc.	18	910
KeyCorp	190	1,891
National Penn Bancshares Inc.	82	879
New York Community Bancorp Inc.	138	1,974
People’s United Financial Inc.	71	951
Post Properties Inc.	11	523
Principal Financial Group Inc.	67	2,296
Stifel Financial Corp.	28	959
Trustmark Corp.	43	1,066
UMB Financial Corp.	10	490
		34,420
HEALTH CARE - 10.4%
Amgen Inc.	26	2,627
AstraZeneca Plc - ADR	43	2,132
Conceptus Inc.	70	1,689
Conmed Corp.	88	2,994
Eisai Co. Ltd.	20	891
Genus Plc	34	809
Haemonetics Corp.	60	2,519
Idexx Laboratories Inc.	15	1,368
Integra LifeSciences Holdings Corp.	54	2,116
Masimo Corp.	196	3,849
Novo-Nordisk A/S - ADR	12	1,922
Omnicare Inc.	35	1,413
Owens & Minor Inc.	209	6,820
Patterson Cos. Inc.	49	1,862
Quest Diagnostics Inc.	52	2,910
Straumann Holding AG	14	1,848
Valeant Pharmaceuticals International Inc.	36	2,670
Varian Medical Systems Inc.	51	3,687
West Pharmaceutical Services Inc.	51	3,300
		47,426
INDUSTRIALS - 7.6%
Applied Industrial Technologies Inc.	44	1,975
Boeing Co.	23	1,999
China Rongsheng Heavy Industries Group Holdings Ltd.	11,151	1,818
Copart Inc.	48	1,640
Donaldson Co. Inc.	55	1,983
Dun & Bradstreet Corp.	49	4,139
Finning International Inc.	19	469
Healthcare Services Group Inc.	51	1,306
Kaman Corp. - Class A	18	656
Kennametal Inc.	37	1,425
Lockheed Martin Corp.	41	3,976
MSC Industrial Direct Co. - Class A	20	1,722
Northrop Grumman Systems Corp.	9	661
Quanta Services Inc.	18	523
Raytheon Co.	10	600
Rollins Inc.	48	1,188
Rolls-Royce Holdings Plc (f)	34	—
Tennant Co.	23	1,120
Titan Machinery Inc.	17	474
Waste Management Inc.	114	4,488
Wesco Aircraft Holdings Inc.	96	1,413
Xylem Inc.	41	1,124
		34,699
INFORMATION TECHNOLOGY - 13.1%
3D Systems Corp.	68	2,196
Aixtron SE NA - ADR	153	2,238
Apple Inc.	3	1,115
Booz Allen Hamilton Holding Corp. - Class A	258	3,468
CA Inc.	70	1,750
CACI International Inc. - Class A	13	760
Canon Inc.	29	1,073
Cirrus Logic Inc.	48	1,086
Concur Technologies Inc.	61	4,169
Equinix Inc.	10	2,113
Factset Research Systems Inc.	27	2,492
FARO Technologies Inc.	20	865
First Solar Inc.	144	3,886
Fiserv Inc.	41	3,584
Hewlett-Packard Co.	51	1,218

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Hittite Microwave Corp.	15	935
Infosys Technologies Ltd. - ADR	35	1,861
LG Display Co. Ltd. - ADR	102	1,494
Mantech International Corp. - Class A	28	752
Mellanox Technologies Ltd.	21	1,138
Microsoft Corp.	214	6,134
MicroStrategy Inc. - Class A	7	718
Nokia Oyj - ADR - Class A	905	2,970
Research In Motion Ltd.	142	2,050
Rogers Corp.	56	2,652
SAP AG - ADR	76	6,101
SolarWinds Inc.	20	1,175
		59,993
MATERIALS - 5.4%
Air Products & Chemicals Inc.	103	8,938
Albemarle Corp.	66	4,106
Alcoa Inc.	405	3,454
BASF SE	14	1,213
CF Industries Holdings Inc.	11	2,132
EI Du Pont de Nemours & Co.	80	3,950
Schnitzer Steel Industries Inc. - Class A	22	597
United States Steel Corp.	20	387
		24,777
TELECOMMUNICATION SERVICES - 3.4%
AT&T Inc.	45	1,649
CenturyTel Inc.	33	1,145
Sprint Nextel Corp.	650	4,039
Verizon Communications Inc.	175	8,619
		15,452
UTILITIES - 0.9%
FirstEnergy Corp.	82	3,450
Tractebel Energia SA - ADR	51	888
		4,338
Total Common Stocks (cost $318,610)		346,621

PREFERRED STOCKS - 1.3%
CONSUMER STAPLES - 1.3%
Lindt & Spruengli AG	1	5,672
Total Preferred Stocks (cost $4,454)		5,672

INVESTMENT COMPANIES - 6.8%
Direxion Daily Small Cap Bull 3X Shares	17	1,497
SPDR S&P 500 ETF Trust - Series 1	29	4,577
SPDR S&P MidCap 400 ETF Trust	24	5,105
Technology Select Sector SPDR Fund	661	20,019
Total Investment Companies (cost $30,223)		31,198
Total Securities Sold Short - 83.8% (proceeds $353,287)		$383,491

†	Par amounts are listed in United States Dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security is pledged or segregated as collateral.
(c)	All or portion of the security was on loan.
(d)	Investment in affiliate.
(e)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2013.
(f)

Security fair valued in good faith in accordance with the procedures approved by the Trust’s Board of Trustees. Good faith fair valued securities may be classified as Level 2 or Level 3 for FASB ASC Topic 820 “Fair Value Measurements and Disclosures” based on the applicable valuation inputs. See FASB ASC Topic 820 “Fair Value Measurements and Disclosures” in the Notes to the Schedule of Investments.

	Shares/Par †	Value
Curian/Van Eck International Gold Fund
COMMON STOCKS - 89.9%
MATERIALS - 89.9%
Alamos Gold Inc.	118	$1,614
Allied Nevada Gold Corp. (a)	67	1,101
Argonaut Gold Inc. (a)	439	3,563
Asanko Gold Inc. (a) (b)	201	660
AuRico Gold Inc.	403	2,537
Aurizon Mines Ltd. (a) (c)	70	907
Bear Creek Mining Corp. (a)	151	415
Belo Sun Mining Corp. (a)	198	222
Continental Gold Ltd. (a)	235	1,509
Eastmain Resources Inc. (a)	274	175
Eldorado Gold Corp.	727	6,925
Evolution Mining Ltd. (a)	640	979
Fortuna Silver Mines Inc. (a)	144	620
Franco-Nevada Corp.	52	2,389
Fresnillo Plc	116	2,403
Gold Canyon Resources Inc. (a)	269	122
Goldcorp Inc.	222	7,473
Gryphon Minerals Ltd. (a)	1,258	459
Guyana Goldfields Inc. (a)	216	599
Kinross Gold Corp.	380	3,010
Klondex Mines Ltd. (a)	195	215
Lydian International Ltd. (a)	432	923
Medusa Mining Ltd.	106	476
Midway Gold Corp. (a) (b)	206	251
New Gold Inc. (a) (b)	809	7,365
Newcrest Mining Ltd. (b)	167	3,492
Newmont Mining Corp.	83	3,469
Orezone Gold Corp. (a)	307	454
Osisko Mining Corp. (a)	973	5,773
Papillon Resources Ltd. (a) (b)	319	432
Perseus Mining Ltd. (a) (b)	677	1,267
Premier Gold Mines Ltd. (a)	67	198
Pretium Resources Inc. (a)	147	1,162
Rainy River Resources Ltd. (a)	132	340
Rangold Resources Ltd. - ADR	85	7,326
Romarco Minerals Inc. (a)	490	396
Roxgold Inc. (a)	217	135
Royal Gold Inc. (b)	76	5,384
Rubicon Minerals Corp. (a) (b)	323	777
Sabina Gold & Silver Corp. (a)	388	722
Silver Wheaton Corp.	251	7,859
Silvercorp Metals Inc.	378	1,484
Tahoe Resources Inc. (a)	191	3,356
Timmins Gold Corp. (a)	137	397
Torex Gold Resources Inc. (a)	881	1,509
Volta Resources Inc. (a)	608	218
Yamana Gold Inc.	237	3,643
Total Common Stocks (cost $123,901)		96,705

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
SHORT TERM INVESTMENTS - 14.5%
Investment Company - 10.1%
JNL Money Market Fund (d) (e)	10,858	10,858

Securities Lending Collateral - 4.4%
Repurchase Agreement with CSI, 0.18% (Collateralized by $721 U.S. Treasury Bond Strip, due 11/15/17-11/15/26, value $566 and $6,345 U.S. Treasury Note Strip, due 05/15/14-02/15/41, value $4,307) acquired on 03/28/13, due 04/01/13 at $4,778	$4,778	4,778
Total Short Term Investments (cost $15,636)		15,636
Total Investments - 104.4% (cost $139,537)		112,341
Other Assets and Liabilities, Net - (4.4%)		(4,755)
Total Net Assets - 100.0%		$107,586

†	Par amounts are listed in United States Dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or portion of the security was on loan.
(c)

Security fair valued in good faith in accordance with the procedures approved by the Trust’s Board of Trustees. Good faith fair valued securities may be classified as Level 2 or Level 3 for FASB ASC Topic 820 “Fair Value Measurements and Disclosures” based on the applicable valuation inputs. See FASB ASC Topic 820 “Fair Value Measurements and Disclosures” in the Notes to the Schedule of Investments.

(d)	Investment in affiliate.
(e)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2013.

Currency Abbreviations:

AUD - Australian Dollar	MXN - Mexican Peso
BRL - Brazilian Real	NOK - Norwegian Krone
CAD - Canadian Dollar	NZD - New Zealand Dollar
CHF - Swiss Franc	OMR - Omani Rial
CLP - Chilean Peso	RUB - Russian Ruble
EUR - European Currency Unit (Euro)	SEK - Swedish Krona
GBP - British Pound	USD - United States Dollar
JPY - Japanese Yen	ZAR - South African Rand

Abbreviations:

“-” Amount rounds to less than one thousand	Libor - London Interbank Offer Rate
ACWI - All Country World Index	MCDX - Municipal Credit Default Swap Index
ADR - American Depositary Receipt	MBS - Mortgage Backed Security
CDX - Credit Default Swap Index	MLP - Master Limited Partnership
CDX.IG - Credit Derivatives Index - Investment Grade	MSCI - Morgan Stanley Capital International
CDX.NA.IG - Credit Derivatives Index - North American - Investment Grade	NYSE - New York Stock Exchange
CLO - Collateralized Loan Obligation	OTC - Over the Counter
EAFE - Europe, Australia and Far East	REIT - Real Estate Investment Trust
EMU - Economic and Monetary Union (Europe)	REMIC - Real Estate Mortgage Investment Conduit
ETF - Exchange Traded Fund	SPDR - Standard & Poor’s Depositary Receipt
ETN - Exchange Traded Note	TIPS - Treasury Inflation Protected Securities
GDR - Global Depositary Receipt	VIX - Volatility Index

Counterparty Abbreviations:

BBP - Barclays Bank Plc	GSI - Goldman Sachs International
BOA - Banc of America Securities LLC/Bank of America NA	JPM - JPMorgan Chase Bank N.A.
BNP - BNP Paribas Securities	MSC - Morgan Stanley & Co., Incorporated
CCI - Citicorp Securities, Inc.	MSI - Morgan Stanley International
CGM - Citigroup Global Markets	MSS - Morgan Stanley Capital Services Inc.
CIT - Citibank, Inc.	RBC - Royal Bank of Canada
CSI - Credit Suisse Securities, LLC	SGB - Societe Generale Bannon LLC
DUB - Deutsche Bank Alex Brown Inc.	UBS - UBS Securities LLC

See accompanying Notes to Schedules of Investments.

Curian Variable Series Trust (Unaudited)

Notes to Schedules of Investments

March 31, 2013

Security Valuation - Curian Capital, LLC (“Curian”, “Adviser” or “Administrator”) has entered into a sub-administration and fund accounting services agreement on behalf of the Curian Variable Series Trust (“Trust”) series portfolios (each a “Fund”, and collectively, “Funds”) with Jackson Fund Services (“JFS” or “Sub-Administrator”), a division of Jackson National Asset Management, LLC (“JNAM”).  JNAM is a subsidiary of Jackson National Life Insurance Company (“Jackson”) and an affiliate of Curian.  Under the Trust’s valuation policy and procedures, the Trust’s Board of Trustees (“Board”) has delegated the daily operational oversight of the securities valuation function to the Pricing Committee of JFS (“Pricing Committee”), which consists of certain officers of the Trust and JNAM management.  The Pricing Committee is responsible for determining fair valuations for any security for which market quotations are not readily available.  For those securities fair valued under procedures adopted by the Board, the Pricing Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available.  The Pricing Committee’s fair valuation determinations are subject to review by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

The net asset value (“NAV”) of each Fund shall be determined as of the close of trading (generally, 4:00 PM Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading.  Stocks traded on an exchange are generally valued at the official closing price of the exchange where the security is principally traded.  If there is no official closing price for the security, the security may be valued at the last quoted sale price on the exchange where the security is principally traded or final bid price in the absence of a sale.  Stocks not listed on a national or foreign stock exchange may be valued at the closing bid price on the over the counter (“OTC”) market.  Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE on each valuation date.  The Curian/American Funds Growth Fund’s (“Feeder Fund”) investment in the American Funds Insurance Series — Growth Fund (“Master Fund”) is valued at the NAV per share of the Master Fund determined as of the close of the NYSE on each valuation date.  Valuation of the investments by the Master Fund is discussed in the Master Fund’s shareholder report, which is available on the SEC’s website at www.sec.gov.  Short-term securities maturing within sixty (60) days are valued at amortized cost, unless it is determined that such practice does not approximate market value.  Debt securities are generally valued by independent pricing services approved by the Board.  If pricing services are unable to provide valuations, debt securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from each Fund’s Sub-Adviser, a broker/dealer or a widely used quotation system.  Futures contracts traded on an exchange are valued at the settlement price.  If the settlement price is not available, exchange traded futures are valued at the last sales price as of the close of business on the local exchange.  Options traded on an exchange are valued at the last traded price as of the close of business on the local exchange. If the last trade is determined to not be representative of fair value, exchange traded options are valued at the last bid.  Forward foreign currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE.  Centrally cleared swap agreements, listed on a multilateral or trade facility platform, such as a registered exchange, are valued by the respective exchange.  The exchange determines a daily settlement price via pricing models which use, as appropriate, its members’ actionable levels across complete term structures along with external third party prices for centrally cleared credit default swaps and underlying rates including overnight index swap rates and forward interest rates for centrally cleared interest rate swaps.  OTC derivatives, including options and swap agreements, are generally valued by approved pricing services.  If the pricing services are unable to provide valuations, OTC derivatives are valued at the most recent bid quotation or evaluated price, as applicable, obtained from a broker/dealer or by pricing models using observable inputs.  Pricing services utilized to value debt and derivative securities may use various pricing techniques which take into account appropriate factors such as: yield; credit quality; coupon rate; maturity; type of issue; trading characteristics; call features; credit ratings; broker quotes; and other relevant data.

Market quotations may not be readily available for certain investments or it may be determined that a quotation of an investment does not represent market value.  In such instances, the investment is valued as determined in good faith using procedures approved by the Board.  Situations that may require an investment to be fair valued may include instances where a security is thinly traded, halted or restricted as to resale.  In addition, investments may be fair valued based on the occurrence of a significant event.  Significant events may be specific to a particular issuer, such as mergers, restructurings or defaults.  Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in the value of U.S. securities markets.  Securities are fair valued based on observable and unobservable inputs, including the Sub-Administrator’s or Pricing Committee’s own assumptions in determining fair value of an investment.  Under the procedures approved by the Board, the Sub-Administrator may rely on pricing services or other sources, including the Funds’ Adviser and Sub-Advisers, to assist in determining the fair value of an investment.  Factors considered to determine fair value may include the correlation with price movement of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading or other market data.  The Board has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities traded in foreign markets in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which the NAVs are determined.

If an investment is valued at a fair value for purposes of calculating a Fund’s NAV, the value may be different from the last quoted price for the investment depending on the source and method used to determine the value.  Although there can be no assurance, in general, the fair value of the investment is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

FASB ASC Topic 820, “Fair Value Measurements Disclosure”

This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.  Various inputs are used in determining the value of a Fund’s investments under FASB ASC Topic 820 guidance.  The inputs are summarized into three broad categories.

Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for securities listed on a national or foreign stock exchange or investments in mutual funds, which are valued at their daily reported NAV.

Curian Variable Series Trust (Unaudited)

Notes to Schedules of Investments

March 31, 2013

Level 2 includes valuations determined from significant direct or indirect observable inputs.  Direct observable inputs include broker quotes, closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets or corporate action or reorganization entitlement values.  Indirect significant observable inputs include factors such as interest rates, yield curves, prepayment speeds or credit ratings.  Level 2 includes valuations for fixed income securities, OTC derivatives, centrally cleared swap agreements, broker quotes in active markets, securities subject to corporate actions, securities valued at amortized cost, international equity securities priced by an independent statistical fair value pricing service, swap agreements valued by pricing services, or ADRs and GDRs for which quoted prices in active markets are not available.

Level 3 includes valuations determined from significant unobservable inputs, including management’s own assumptions in determining the fair value of the investment.  Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, credit rating spreads, issuer news, trading characteristics, call features or maturity; or industry specific inputs such as:  trading activity of similar markets or securities, changes in the security’s underlying index or changes in comparable securities’ models.  Level 3 valuations include securities that are priced based on single source broker quotes, where prices may be unavailable due to halted trading, restricted to resale due to market events, newly issued or investments for which reliable quotes are otherwise not available.

To assess the continuing appropriateness of security valuation, the Sub-Administrator regularly compares prior day prices with current day prices, transaction prices and alternative vendor prices.  When the comparison results exceed pre-defined thresholds, the Sub-Administrator challenges the prices exceeding tolerance levels with the pricing service or broker.  To verify Level 3 unobservable inputs, the Sub-Administrator uses a variety of techniques as appropriate to substantiate these valuation approaches, including a regular review of key inputs and assumptions, transaction back-testing or disposition analysis and review of related market activity.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes each Fund’s investments in securities and other financial instruments (in thousands) as of March 31, 2013 by valuation level.  Curian Guidance – Maximize Income Fund, Curian Guidance – Balanced Income Fund, Curian Guidance – Equity 100 Fund, Curian Guidance – Fixed Income 100 Fund, Curian Guidance – Rising Income Fund, Curian Guidance – Moderate Growth Fund, Curian Guidance – Maximum Growth Fund, Curian Guidance – Tactical Moderate Growth Fund, Curian Guidance – Tactical Maximum Growth Fund, Curian Guidance – Institutional Alt 65 Fund, Curian Guidance – Institutional Alt 100 Fund, Curian Tactical Advantage 35 Fund, Curian Tactical Advantage 60 Fund, Curian Tactical Advantage 75 Fund and Curian/American Funds Growth Fund are not included in the tables below because all investments in these Funds are Level 1 valuations.  The Level 1 valuation assets for these Funds can be referenced in the Schedules of Investments.

	Assets - Securities
	Level 1	Level 2	Level 3	Total
Curian Dynamic Risk Advantage - Diversified Fund
Investment Companies	$16,946	$—	$—	$16,946
Short Term Investments	35,461	159,560	—	195,021
Fund Total	$52,407	$159,560	$—	$211,967
Curian Dynamic Risk Advantage - Aggressive Fund
Investment Companies	$108	$—	$—	$108
Senior Debt Notes	4,219	—	—	4,219
Short Term Investments	12,494	59,285	—	71,779
Fund Total	$16,821	$59,285	$—	$76,106
Curian Dynamic Risk Advantage - Income Fund
Investment Companies	$107,510	$—	$—	$107,510
Short Term Investments	3,892	22,157	—	26,049
Fund Total	$111,402	$22,157	$—	$133,559
Curian/DFA U.S. Micro Cap Fund
Common Stocks	$148,962	$—	$—	$148,962
Rights	2	—	—	2
Short Term Investments	180	16,498	—	16,678
Fund Total	$149,144	$16,498	$—	$165,642
Curian/Epoch Global Shareholder Yield Fund
Common Stocks	$22,739	$14,042	$—	$36,781
Preferred Stocks	52	—	—	52
Short Term Investments	1,913	1,674	—	3,587
Fund Total	$24,704	$15,716	$—	$40,420
Curian/FAMCO Flex Core Covered Call Fund
Common Stocks	$41,049	$—	$—	$41,049
Investment Companies	2,505	—	—	2,505
Short Term Investments	3,547	—	—	3,547
Fund Total	$47,101	$—	$—	$47,101
Curian/Franklin Templeton Frontier Markets Fund
Common Stocks	$85,232	$43,947	$—	$129,179
Corporate Bonds and Notes	—	—	—	—
Participatory Notes	—	7,402	—	7,402
Short Term Investments	2,002	120	—	2,122
Fund Total	$87,234	$51,469	$—	$138,703

Curian Variable Series Trust (Unaudited)

Notes to Schedules of Investments

March 31, 2013

	Assets - Securities
	Level 1	Level 2	Level 3	Total
Curian/Franklin Templeton Natural Resources Fund
Common Stocks	$160,994	$9,779	$—	$170,773
Preferred Stocks	518	1,264	—	1,782
Corporate Bonds and Notes	—	548	—	548
Short Term Investments	11,264	6,700	—	17,964
Fund Total	$172,776	$18,291	$—	$191,067
Curian/Neuberger Berman Currency Fund
Government and Agency Obligations	$—	$90,285	$—	$90,285
Short Term Investments	10,312	147,639	—	157,951
Fund Total	$10,312	$237,924	$—	$248,236
Curian/Nicholas Convertible Arbitrage Fund
Preferred Stocks	$6,534	$869	$—	$7,403
Corporate Bonds and Notes	—	232,185	—	232,185
Short Term Investments	8,019	—	—	8,019
Fund Total	$14,553	$233,054	$—	$247,607
Curian/PIMCO Credit Income Fund
Non-U.S. Government Agency ABS	$—	$1,137	$—	$1,137
Corporate Bonds and Notes	—	25,015	99	25,114
Government and Agency Obligations	—	12,932	—	12,932
Purchased Options	—	9	—	9
Short Term Investments	639	8,823	—	9,462
Fund Total	$639	$47,916	$99	$48,654
Curian/PineBridge Merger Arbitrage Fund
Common Stocks	$147,774	$—	$—	$147,774
Short Term Investments	69,240	8,000	—	77,240
Fund Total	$217,014	$8,000	$—	$225,014
Curian/The Boston Company Equity Income Fund
Common Stocks	$24,210	$—	$—	$24,210
Preferred Stocks	144	—	—	144
Short Term Investments	289	635	—	924
Fund Total	$24,643	$635	$—	$25,278
Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund
Common Stocks	$350,176	$40,179	$—	$390,355
Rights	76	—	—	76
Investment Companies	856	—	—	856
Short Term Investments	59,774	1,909	—	61,683
Fund Total	$410,882	$42,088	$—	$452,970
Curian/Van Eck International Gold Fund
Common Stocks	$86,290	$10,415	$—	$96,705
Short Term Investments	10,858	4,778	—	15,636
Fund Total	$97,148	$15,193	$—	$112,341

	Liabilities - Securities
	Level 1	Level 2	Level 3	Total
Curian/Nicholas Convertible Arbitrage Fund
Common Stocks	$(107,915)	$—	$—	$(107,915)
Fund Total	$(107,915)	$—	$—	$(107,915)
Curian/PineBridge Merger Arbitrage Fund
Common Stocks	$(39,801)	$—	$—	$(39,801)
Fund Total	$(39,801)	$—	$—	$(39,801)
Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund
Common Stocks	$(311,160)	$(35,461)	$—	$(346,621)
Preferred Stocks	—	(5,672)	—	(5,672)
Investment Companies	(31,198)	—	—	(31,198)
Fund Total	$(342,358)	$(41,133)	$—	$(383,491)

	Assets - Investments in Other Financial Instruments(1)
	Level 1	Level 2	Level 3	Total
Curian Dynamic Risk Advantage - Diversified Fund
Open Futures Contracts	$342	$—	$—	$342
Open Forward Foreign Currency Contracts	—	616	—	616
OTC Total Return Swap Agreements	—	1,387	—	1,387
Fund Total	$342	$2,003	$—	$2,345
Curian Dynamic Risk Advantage - Aggressive Fund
Open Futures Contracts	$225	$—	$—	$225
Open Forward Foreign Currency Contracts	—	38	—	38
OTC Total Return Swap Agreements	—	24	—	24
Fund Total	$225	$62	$—	$287

Curian Variable Series Trust (Unaudited)

Notes to Schedules of Investments

March 31, 2013

	Assets - Investments in Other Financial Instruments(1)
	Level 1	Level 2	Level 3	Total
Curian/Neuberger Berman Currency Fund
Open Forward Foreign Currency Contracts	$—	$18,130	$—	$18,130
Fund Total	$—	$18,130	$—	$18,130
Curian/PIMCO Credit Income Fund
Open Futures Contracts	$10	$—	$—	$10
Open Forward Foreign Currency Contracts	—	91	—	91
Centrally Cleared Interest Rate Swap Agreements	—	6	—	6
OTC Credit Default Swap Agreements	—	158	—	158
Centrally Cleared Credit Default Swap Agreements	—	15	—	15
Fund Total	$10	$270	$—	$280

	Liabilities - Investments in Other Financial Instruments(1)
	Level 1	Level 2	Level 3	Total
Curian Dynamic Risk Advantage - Diversified Fund
Open Futures Contracts	$(105)	$—	$—	$(105)
Open Forward Foreign Currency Contracts	—	(626)	—	(626)
OTC Total Return Swap Agreements	—	(111)	—	(111)
Fund Total	$(105)	$(737)	$—	$(842)
Curian Dynamic Risk Advantage - Aggressive Fund
Open Futures Contracts	$(116)	$—	$—	$(116)
Open Forward Foreign Currency Contracts	—	(44)	—	(44)
OTC Total Return Swap Agreements	—	(5)	—	(5)
Fund Total	$(116)	$(49)	$—	$(165)
Curian/FAMCO Flex Core Covered Call Fund
Written Options	$(1,748)	$—	$—	$(1,748)
Fund Total	$(1,748)	$—	$—	$(1,748)
Curian/Neuberger Berman Currency Fund
Open Forward Foreign Currency Contracts	$—	$(19,596)	$—	$(19,596)
Fund Total	$—	$(19,596)	$—	$(19,596)
Curian/PIMCO Credit Income Fund
Written Options	$—	$(12)	$—	$(12)
Open Forward Foreign Currency Contracts	—	(28)	—	(28)
OTC Interest Rate Swap Agreements	—	(23)	—	(23)
Centrally Cleared Interest Rate Swap Agreements	—	(7)	—	(7)
OTC Credit Default Swap Agreements	—	(3)	—	(3)
Centrally Cleared Credit Default Swap Agreements	—	(1)	—	(1)
Fund Total	$—	$(74)	$—	$(74)

(1) Investments in other financial instruments are derivative instruments and include forward foreign currency contracts, futures contracts, written options and swap agreements.  All derivatives, except for written options, are reflected at the unrealized appreciation/(depreciation) on the instrument.  Written options are reflected at value.

The Funds recognize transfers between levels as of the beginning of the period. The following table summarizes material recurring transfers (in thousands) between Level 1 and Level 2 valuations during the period ended March 31, 2013:

	Transfers out of Level 2 into Level 1 during the Period	Transfers out of Level 1 into Level 2 during the Period
Transfers for certain valuations using a statistical fair value pricing service
Curian/Franklin Templeton Frontier Markets Fund
Common Stocks	$7,301	$13,057

There were no significant transfers between Level 3 and Level 2 during the period ended March 31, 2013.  There were no Level 3 valuations for which significant unobservable valuation inputs were developed at March 31, 2013.

Securities Lending and Securities Lending Collateral - A Fund may lend securities to certain brokers, dealers or other financial institutions in order to earn additional income.  The borrowers and the Funds’ securities lending agent exchange negotiated lender fees and the Funds receive a fee equal to a percentage of the net negotiated lender fees and the net income generated by the securities lending collateral held during each lending transaction.  The securities lending agent is authorized to loan securities on behalf of the Funds to approved borrowers and is required to maintain collateral at least equal to the value of the securities loaned based on the previous day’s value of the securities loaned, marked-to-market daily.  Any shortfalls are adjusted the next business day.  In the event of bankruptcy or other default of the borrower, a Fund could experience delays in liquidating the loan collateral or recovering the loaned securities and incur expenses related to enforcing its rights.  In addition, there could be a decline in the value of the collateral or in the value of the securities loaned while a Fund seeks to enforce its rights thereto and the Fund could experience subnormal levels of income or lack of access to income during that period.  The Funds also bear the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.  Each Fund is responsible for returning the full amount of collateral received for a particular loan when the borrower returns the applicable security.  JPMorgan Chase Bank, N.A. (“JPM Chase” or “Custodian”) serves as custodian and securities lending agent to the Trust.  The Funds have cash collateral invested in overnight repurchase agreements, collateralized fully by U.S. Treasuries.

Curian Variable Series Trust (Unaudited)

Notes to Schedules of Investments

March 31, 2013

Securities Sold Short - Certain Funds may enter into short sales transactions whereby the Fund sells a security it does not own in anticipation of a decline in the market price of the security or to engage in arbitrage transactions.  When a Fund engages in a short sale, the Fund borrows the security sold short and delivers it to the counterparty through which it made the short sale as collateral for its obligation.  The Fund may have to pay a fee to borrow securities and is often obligated to repay the lender of the securities for any interest or dividends that accrues on the borrowed securities during the period of the loan.  Until the Fund closes its short position, the lending broker requires assets to be segregated as collateral, which is marked-to-market daily, to the extent necessary to meet margin requirements and cover the short sale obligation.  A Fund is obligated to deliver securities at the market price at the time the short position is closed.  If the price of the security sold short increases between the time of the short sale and the time that the Fund replaces the borrowed security, the Fund will incur a capital loss; conversely, if the price declines, the Fund will realize a capital gain.  A Fund’s loss on a short sale could theoretically be unlimited in cases where the Fund is unable, for whatever reason, to close out its short position.

Investments in Affiliates — Curian Guidance — Maximize Income Fund, Curian Guidance — Balanced Income Fund, Curian Guidance — Equity 100 Fund, Curian Guidance — Fixed Income 100 Fund, Curian Guidance — Rising Income Fund, Curian Guidance — Moderate Growth Fund, Curian Guidance — Maximum Growth Fund, Curian Guidance — Tactical Moderate Growth Fund, Curian Guidance — Tactical Maximum Growth Fund, Curian Guidance — Institutional Alt 65 Fund and Curian Guidance — Institutional Alt 100 Fund invested solely in shares of other affiliated Funds of the Trust and other Funds advised by JNAM, an affiliate of Curian. During the period ended March 31, 2013, certain Funds invested in a money market fund which is also advised by JNAM. JNL Money Market Fund is offered as a cash management tool to the Funds and their affiliates and is not available for direct purchase by members of the public. The following table details cash management investments (in thousands) in the JNL Money Market Fund held at March 31, 2013. There was no realized gain or loss relating to transactions in this investment during the period ended March 31, 2013.

	JNL Money Market Fund
	Beginning Amortized Cost	Ending Amortized Cost	Dividend Income
Curian Tactical Advantage 35 Fund	$61	$296	$—
Curian Tactical Advantage 60 Fund	341	701	—
Curian Tactical Advantage 75 Fund	377	403	—
Curian Dynamic Risk Advantage - Diversified Fund	13,617	35,461	1
Curian Dynamic Risk Advantage - Aggressive Fund	12,974	12,494	—
Curian Dynamic Risk Advantage - Income Fund	1,768	3,892	—
Curian/DFA U.S. Micro Cap Fund	—	180	—
Curian/Epoch Global Shareholder Yield Fund	1,332	1,913	—
Curian/FAMCO Flex Core Covered Call Fund	1,374	3,547	—
Curian/Franklin Templeton Frontier Markets Fund	3,031	2,002	—
Curian/Franklin Templeton Natural Resources Fund	6,836	11,264	—
Curian/Neuberger Berman Currency Fund	13,221	10,312	—
Curian/Nicholas Convertible Arbitrage Fund	3,793	8,019	—
Curian/PIMCO Credit Income Fund	138	639	—
Curian/PineBridge Merger Arbitrage Fund	61,065	69,240	2
Curian/The Boston Company Equity Income Fund	294	289	—
Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund	40,283	59,774	1
Curian/Van Eck International Gold Fund	3,937	10,858	—

FASB ASC Topic 815, “Derivatives and Hedging” - This standard includes the requirement for enhanced qualitative disclosures about objectives and strategies for using derivative instruments and disclosures regarding credit related contingent features in derivative instruments; as well as quantitative disclosures in the semi-annual and annual financial statements about fair value, gains and losses, and volume of activity for derivative instruments.  Information about these instruments is disclosed in the context of each instrument’s primary underlying risk exposure which is categorized as credit, equity price, interest rate and foreign currency exchange rate risk.  The objectives, strategies and underlying risks for each instrument held by the Funds are discussed in the following paragraphs.

Options Transactions - A Fund may be subject to equity price and interest rate risk in the normal course of pursuing its investment objective.  During the period, Curian/FAMCO Flex Core Covered Call Fund entered into options contracts to manage exposure to or hedge changes in securities prices, to generate income and as a part of its overall investment strategy and Curian/PIMCO Credit Income Fund entered into options contracts to manage exposure to or hedge changes in interest rates.

An option is a contract that gives the purchaser of the option, in return for a premium paid, the right to buy a specified underlying instrument from the writer of the option (in the case of a call option), or to sell a specified underlying instrument to the writer of the option (in the case of a put option) at a designated price during the term of the option.  When a Fund purchases an option, the premium paid by the Fund is recorded as an asset and is subsequently marked-to-market to reflect the current value of the option.  Premiums paid for purchasing options which expire are treated as realized losses.  Premiums paid for purchasing options which are exercised or closed are added to the cost basis of the underlying investment or offset against the proceeds of the underlying investment transaction to determine realized gain or loss.  Purchasing call options tends to increase a Fund’s exposure to the underlying instrument.  Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument.  The risks associated with purchasing options are limited to premiums paid and the failure of the counterparty to honor its obligation under the contract.  When a Fund writes a call or put option, the premium received by the Fund is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option.  Premiums received from writing options which expire are treated as realized gains.  Premiums received from writing options which are exercised or closed are added to the proceeds of the underlying investment transaction or reduce the cost basis of the underlying investment to determine the realized gain or loss.

Curian Variable Series Trust (Unaudited)

Notes to Schedules of Investments

March 31, 2013

Writing call options tends to decrease a Fund’s exposure to the underlying instrument.  Writing put options tends to increase a Fund’s exposure to the underlying instrument.  The risk associated with writing an option that is exercised is that an unfavorable change in the price of the security underlying the option could result in a Fund buying the underlying security at a price higher than the current value or selling the underlying security at a price lower than the current market value.  There is also the risk a Fund may not be able to enter into a closing transaction if the market is illiquid.  Options written by a Fund do not give rise to counterparty credit risk, as they obligate the Fund, not the counterparty, to perform.

A Fund may buy and sell (“write”) call and put options on securities and swaps agreements (“swaptions”).  Swaptions are similar to options on securities except that instead of purchasing the right to buy or sell a security, the writer or purchaser of the swaption is granting or buying the right to enter into a previously agreed upon interest rate or credit default swap agreement at any time before the expiration of the option.  Swaptions are illiquid investments.

Futures Contracts - A Fund may be subject to equity price and interest rate risk in the normal course of pursuing its investment objective.  During the period, Curian Dynamic Risk Advantage - Diversified Fund and Curian Dynamic Risk Advantage — Aggressive Fund entered into futures contracts as an efficient means of adjusting overall exposure to certain markets as part of their investment strategy; and Curian/PIMCO Credit Income Fund entered into futures contracts to manage exposure to or hedge changes in interest rates.  A futures contract is a standardized contract obligating two parties to exchange a specified asset at an agreed upon price and date.  Upon entering into a futures contract, the Fund is required to deposit with the broker or counterparty an amount of cash or cash equivalents equal to a certain percentage of the contract amount known as the “initial margin.”  The Fund receives from or pays to the counterparty an amount of cash equal to the daily fluctuation in the value of the contracts.  Such receipts or payments, known as the “variation margin,” are recorded by the Fund until the contracts are terminated at which time realized gains and losses are recognized.  Futures contracts involve to varying degrees, risk of loss in excess of the variation margin recorded by the Fund.  The primary risks associated with the use of futures contracts are the imperfect correlation between the change in value of the securities held by a Fund or the change in the value of an underlying entity and the prices of the futures contracts and the possibility a Fund may not be able to enter into a closing transaction because of an illiquid market.  With futures, there is minimal counterparty risk to a Fund since futures contracts are exchange traded and the exchange’s clearinghouse, acting as counterparty to all exchange traded futures, guarantees the futures contracts against default.

Forward Foreign Currency Contracts - A Fund may be subject to foreign currency exchange rate risk in the normal course of pursuing its investment objective.  During the period, Curian Dynamic Risk Advantage - Diversified Fund, Curian Dynamic Risk Advantage — Aggressive Fund entered into forward foreign currency contracts to achieve asset allocation as part of its overall investment strategy; Curian/Neuberger Berman Currency Fund entered into forward foreign currency contracts as part of their investment strategy and Curian/PIMCO Credit Income Fund entered into forward foreign currency contracts to minimize foreign currency exposure on investment securities denominated in foreign currencies and as part of its overall investment strategy.  A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date.  The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of a Fund’s investment securities, but it does establish a fixed rate of currency exchange that can be achieved in the future.  The value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates.  Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss and as a receivable or payable from forward foreign currency contracts.  Upon settlement, or delivery or receipt of the currency, a realized gain or loss is recorded which is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.  Forward foreign currency contracts involve market risk in excess of the receivable or payable related to forward foreign currency contracts recorded by the Funds.  Although contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase.  Additionally, a Fund could be exposed to the risk of a previously hedged position becoming unhedged if the counterparty to a contract is unable to meet the terms of the contract or if the currency changes unfavorably to the value of the offsetting currency.

Swap Agreements - Swap agreements are bilaterally negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.  Swap agreements are privately negotiated in the OTC market (“OTC swaps”) or may be executed with a Derivatives Clearing Organization (“DCO”) in a multilateral or other trade facility platform, such as a registered exchange (“centrally cleared swaps”).  OTC swaps are typically illiquid investments.  In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default, bankruptcy or insolvency.

Swap agreements are marked-to-market daily and change in value is recorded by a Fund as an unrealized gain or loss.  For OTC swaps, premiums paid or received at the beginning of the measurement period are recorded as an asset or liability by the Fund and represent payments made or received upon entering into the OTC swap to compensate for differences between the stated terms of the OTC swap and prevailing market conditions relating to credit spreads, interest rates, currency exchange rates and other relevant factors as appropriate.  These upfront payments are recorded as a realized gain or loss upon termination or maturity of the OTC swap.  For centrally cleared swaps, daily changes in the valuation of the centrally cleared swap are recorded as a receivable or payable as appropriate and are received from or paid to the DCO on a daily basis until the contracts are terminated at which time a realized gain or losses is recorded.  A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss.  Net periodic payments received or paid by a Fund are included as part of realized gain or loss.

If a Fund transacts in OTC swaps, they are a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements (“ISDA Master Agreements”) with select counterparties.  The ISDA Master Agreements govern transactions in OTC derivatives, including swap agreements and forward foreign currency contracts, and maintain provisions for general obligations, representations, agreements, collateral and events of default or termination.  Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement.  Any election to early termination could be material to the financial statements.  The amount of collateral

Curian Variable Series Trust (Unaudited)

Notes to Schedules of Investments

March 31, 2013

exchanged is based on provisions within the ISDA Master Agreements and is determined by the net exposure with the counterparty and is not identified for a specific OTC swap.  Collateral paid to or received from counterparties is included in receivable from/payable for deposits with/from counterparties in the Statements of Assets and Liabilities.

If a Fund transacts in centrally cleared swaps, they are a party to agreements with (1) a Futures Commissions Merchant (“FCM”) in which the FCM acts as agent in the execution of the centrally cleared swap with the DCO and (2) with an executing broker/swap dealer to agree to the terms of the swap and resolution process in the event the centrally cleared swap is not accepted for clearing by the designated DCO.  Upon entering into a centrally cleared swap, a Fund is required to deposit with the DCO an amount of cash or cash equivalent equal to a certain percentage of the centrally cleared swap known as the “initial margin.”  The Fund receives from or pays the DCO an amount of cash equal to the daily fluctuation in the value of the centrally cleared swap known as the “variation margin.”  The use of centrally cleared swaps may require a Fund to commit more initial and variation margin than a Fund would otherwise commit under an OTC swap.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the unrealized gain or loss recorded by a Fund.  Such risks include that there is no liquid market for OTC swaps, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreement and that there may be unfavorable changes in interest rates or value of underlying securities.  The credit risk associated with certain contracts is mitigated by master netting arrangements between the Fund and the counterparty and by posting of collateral to the Fund to cover the Fund’s exposure to the counterparty.  A Fund’s overall exposure to credit risk subject to master netting arrangements, which can change substantially within a short period, as it is affected by each transaction subject to the arrangement.  Counterparty risk is reduced for centrally cleared swaps in that the Fund has no direct exposure to the counterparty and the DCO has broad powers to provide an orderly liquidation in the event of a default.  Centrally cleared swaps involve to varying degrees, risk of loss in excess of the variation margin recorded by the Fund.

Interest Rate Swap Agreements - A Fund may be subject to interest rate risk in the normal course of pursuing its investment objective.  During the period, Curian/PIMCO Credit Income Fund entered into interest rate swap agreements to manage duration, to manage interest rate and yield curve exposure and as a substitute for investment in physical securities.  Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal.  Forms of interest rate swap agreements that the Fund has entered into include:  fixed-for-floating rate swaps, under which a party agrees to pay a fixed rate in exchange for receiving a floating rate tied to a benchmark and floating-for-fixed rate swaps, under which a party agrees to pay a floating rate in exchange for receiving a fixed rate.

A Fund’s maximum risk of loss from counterparty credit risk for an interest rate swap agreement is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent this amount is positive.  For OTC swaps, this risk is mitigated by having a master netting arrangement between a Fund and the counterparty and by posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.  For centrally cleared swaps, this risk is mitigated by shifting exposure from the counterparty to the DCO.

Credit Default Swap Agreements - A Fund may be subject to credit risk in the normal course of pursuing its investment objective.  During the period, Curian/PIMCO Credit Income Fund entered into credit default swap agreements to manage credit exposure.  A credit event is defined under the terms of each swap agreement and may include, but is not limited to, underlying entity default, bankruptcy, restructuring, write-down, principal shortfall or interest shortfall.

As a seller of protection, a Fund will generally receive from the buyer of protection a premium in return for such protection and/or a fixed rate of income throughout the term of the swap if there is no credit event.  As a seller, a Fund adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap.  If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either pay to the buyer of protection an amount equal to the notional amount of the credit default swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or pay a net settlement amount in the form of cash or securities equal to the notional amount of the credit default swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.  If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular credit default swap agreement, the Fund will either receive from the seller of protection an amount equal to the notional amount of the credit default swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or receive a net settlement amount in the form of cash or securities equal to the notional amount of the credit default swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.  Until a credit event occurs, recovery values are determined by market makers considering either industry standard recovery rates or entity specific factors and considerations.  When a credit event occurs, the recovery value is determined by a facilitated auction, administered by ISDA, whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

A Fund may use credit default swap agreements on corporate or sovereign issues to provide a measure of protection against defaults of an issuer (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.  If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation.  The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event.)

Curian Variable Series Trust (Unaudited)

Notes to Schedules of Investments

March 31, 2013

A Fund may use credit default swap agreements on credit indices to hedge a portfolio of credit default swap agreements or bonds, to protect investors owning bonds against default and to speculate on changes in credit quality.  A credit index is a basket of credit instruments or exposures designed to represent a portion of the credit market.  These indices consist of reference credits that are considered to be the liquid entities in the credit default swap market based on the index sector.  Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities and emerging market securities.  These components can be determined based upon various credit ratings within each sector.  Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates.  An index credit default swap references all the issuers in the index, and if there is a credit event, the credit event is settled based on that issuer’s weight in the index.  The composition of the indices changes periodically, usually every six months, and for most indices, each issuer has an equal weight in the index.

Either as a seller of protection or a buyer of protection of a credit default swap agreement, a Fund’s maximum risk of loss from counterparty risk is the fair value of the agreement.  For OTC swaps, this risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by obtaining collateral from the counterparty to cover the Fund’s exposure to the counterparty.  For centrally cleared swaps, this risk is mitigated by shifting exposure from the counterparty to the DCO.  The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement.  Notional amounts of all credit default swap agreements outstanding as of March 31, 2013, for which the Fund is the seller of protection, are disclosed in the Schedules of Investments.  These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Total Return Swap Agreements - A Fund may be subject to equity price, credit and interest rate risk in the normal course of pursuing its investment objective.  During the period, Curian Dynamic Risk Advantage - Diversified Fund and Curian Dynamic Risk Advantage — Aggressive Fund entered into total return swaps as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy.  Some total return swap agreements involve a commitment to pay periodic interest payments in exchange for a market linked return based on a security or a basket of securities.  To the extent the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty.   A Fund’s maximum risk of loss from counterparty credit risk for this type of total return swap agreement is the discounted net value of the cash flows to be received from or paid to the counterparty over the contract’s remaining life, to the extent this amount is positive.  Other total return swap agreements involve a right to receive the appreciation in value of a specified security, index or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon rate.  To the extent the underlying asset declines in value over the term of the swap, a Fund may also be required to pay the value of that decline to the counterparty.  A Fund’s maximum risk of loss from counterparty credit risk for this type of total return swap agreement is the value of the underlying security, index or other financial instrument.  The counterparty credit risk for the total return swap agreement is mitigated by having a master netting arrangement between a Fund and the counterparty and by posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Income Tax Matters - As of March 31, 2013, the cost of investments and the components of net unrealized appreciation (in thousands) for U.S. federal income tax purposes were as follows:

	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Curian Guidance - Maximize Income Fund	$35,384	$980	$(18)	$962
Curian Guidance - Balanced Income Fund	71,703	3,631	(20)	3,611
Curian Guidance - Equity 100 Fund	12,668	430	(21)	409
Curian Guidance - Fixed Income 100 Fund	14,365	50	(42)	8
Curian Guidance - Rising Income Fund	25,369	1,591	—	1,591
Curian Guidance - Moderate Growth Fund	110,527	5,935	(657)	5,278
Curian Guidance - Maximum Growth Fund	31,385	1,840	(186)	1,654
Curian Guidance - Tactical Moderate Growth Fund	121,189	4,806	(642)	4,164
Curian Guidance - Tactical Maximum Growth Fund	31,302	1,677	(189)	1,488
Curian Guidance - Institutional Alt 65 Fund	72,013	3,956	(734)	3,222
Curian Guidance - Institutional Alt 100 Fund	205,099	9,228	(2,831)	6,397
Curian Tactical Advantage 35 Fund	30,204	553	(106)	447
Curian Tactical Advantage 60 Fund	46,357	1,280	(145)	1,135
Curian Tactical Advantage 75 Fund	38,395	1,319	(111)	1,208
Curian Dynamic Risk Advantage - Diversified Fund	211,960	173	(166)	7
Curian Dynamic Risk Advantage - Aggressive Fund	76,410	58	(362)	(304)
Curian Dynamic Risk Advantage - Income Fund	131,042	3,031	(514)	2,517
Curian/American Funds Growth Fund	14,225	1,070	(2)	1,068
Curian/DFA U.S. Micro Cap Fund	150,071	21,832	(6,261)	15,571
Curian/Epoch Global Shareholder Yield Fund	37,796	3,041	(417)	2,624
Curian/FAMCO Flex Core Covered Call Fund	43,924	3,626	(449)	3,177
Curian/Franklin Templeton Frontier Markets Fund	125,083	18,341	(4,721)	13,620

Curian Variable Series Trust (Unaudited)

Notes to Schedules of Investments

March 31, 2013

	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Curian/Franklin Templeton Natural Resources Fund	$175,520	$24,141	$(8,594)	$15,547
Curian/Neuberger Berman Currency Fund	248,219	17	—	17
Curian/Nicholas Convertible Arbitrage Fund	231,045	17,851	(1,289)	16,562
Curian/PIMCO Credit Income Fund	48,466	524	(336)	188
Curian/PineBridge Merger Arbitrage Fund	220,774	4,587	(347)	4,240
Curian/The Boston Company Equity Income Fund	22,652	2,865	(239)	2,626
Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund
Long Investments	410,892	51,326	(9,248)	42,078
Short Investments	(349,604)	5,221	(39,108)	(33,887)
Curian/Van Eck International Gold Fund	139,944	—	(27,603)	(27,603)

Subsequent Events - At a meeting held February 5, 2013, the Board voted to approve changing the name of Curian Guidance - Maximize Income Fund to Curian Guidance - Conservative Fund, Curian Guidance - Balanced Income Fund to Curian Guidance - Moderate Fund, Curian Guidance - Rising Income Fund to Curian Guidance - Equity Income Fund, Curian Guidance - Institutional Alt 100 Fund to Curian Guidance - Institutional Alt 100 Moderate Fund and Curian Dynamic Risk Advantage - Aggressive Fund to Curian Dynamic Risk Advantage - Growth Fund, effective April 29, 2013.

For additional information on the Funds’ policies regarding valuation of investments and other significant accounting matters, please refer to the Funds’ most recent annual or semi-annual report.

Item 2.  Controls and Procedures.

(a)                                 The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, is recorded, processed, summarized and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission.  Such information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within ninety (90) days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant’s management, including the registrant’s principal executive officer and the registrant’s principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures.  Based on such evaluation, the registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures are effective.

(b)                                 There have been no significant changes in the registrant’s internal controls over financial reporting during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal controls over financial reporting.  There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3.  Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Curian Variable Series Trust

By:	/s/ Daniel W. Koors
Daniel W. Koors
Principal Financial Officer

Date:	May 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael A. Bell
Michael A. Bell
Principal Executive Officer

Date:	May 28, 2013

By:	/s/ Daniel W. Koors
Daniel W. Koors
Principal Financial Officer

Date:	May 28, 2013

Exhibit List

Exhibit 3(a):	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Exhibit 3(b):	Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.